UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04000

Calvert Variable Products, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert VP S&P 500 Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	12/29/1995	12/29/1995	9.17%	17.48%	14.18%	6.82%

S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%

% Total Annual Operating Expense Ratios[3]
Gross						0.42%
Net						0.28

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST EQUITY HOLDINGS (% of net assets)

Information Technology	21.4%	Apple, Inc.	3.5%
Financials	14.0%	Microsoft Corp.	2.5%
Health Care	14.0%	Amazon.com, Inc.	1.8%
Consumer Discretionary	11.8%	Facebook, Inc., Class A	1.6%
Industrials	9.9%	Johnson & Johnson	1.6%
Consumer Staples	8.7%	Exxon Mobil Corp.	1.6%
Energy	5.8%	JPMorgan Chase & Co.	1.5%
Utilities	3.1%	Berkshire Hathaway, Inc., Class B	1.5%
Real Estate	2.8%	Alphabet, Inc., Class A	1.3%
Materials	2.8%	Alphabet, Inc., Class C	1.2%
Time Deposit	2.3%	Total	18.1%
Telecommunication Services	2.1%
Exchange-Traded Funds	1.0%
U.S. Treasury Obligations	0.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

3 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual	$1,000.00	$1,091.70	$1.45**	0.28%
Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.41	$1.40**	0.28%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.3%
Aerospace & Defense - 2.2%
Arconic, Inc.	10,482	237,417
Boeing Co. (The)	12,756	2,522,499
General Dynamics Corp.	6,396	1,267,048
L3 Technologies, Inc.	1,756	293,392
Lockheed Martin Corp.	5,614	1,558,503
Northrop Grumman Corp.	3,937	1,010,667
Raytheon Co.	6,565	1,060,116
Rockwell Collins, Inc.	3,756	394,680
Textron, Inc.	6,037	284,343
TransDigm Group, Inc.	1,103	296,564
United Technologies Corp.	16,806	2,052,181
		10,977,410

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,178	218,265
Expeditors International of Washington, Inc.	4,063	229,478
FedEx Corp.	5,548	1,205,747
United Parcel Service, Inc., Class B	15,534	1,717,905
		3,371,395

Airlines - 0.6%
Alaska Air Group, Inc.	2,942	264,074
American Airlines Group, Inc.	11,110	559,055
Delta Air Lines, Inc.	16,810	903,370
Southwest Airlines Co.	13,638	847,465
United Continental Holdings, Inc. *	6,355	478,214
		3,052,178

Auto Components - 0.2%
BorgWarner, Inc.	4,815	203,963
Delphi Automotive plc	6,201	543,518
Goodyear Tire & Rubber Co. (The)	5,789	202,383
		949,864

Automobiles - 0.5%
Ford Motor Co.	88,211	987,081
General Motors Co.	31,357	1,095,300
Harley-Davidson, Inc.	4,057	219,159
		2,301,540

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 6.3%
Bank of America Corp.	225,781	5,477,447
BB&T Corp.	18,596	844,444
Citigroup, Inc.	62,464	4,177,592
Citizens Financial Group, Inc.	11,711	417,849
Comerica, Inc.	4,157	304,459
Fifth Third Bancorp	17,264	448,173
Huntington Bancshares, Inc.	24,979	337,716
JPMorgan Chase & Co.	80,603	7,367,114
KeyCorp	24,670	462,316
M&T Bank Corp.	3,547	574,437
People's United Financial, Inc.	7,434	131,284
PNC Financial Services Group, Inc. (The)	10,914	1,362,831
Regions Financial Corp.	27,725	405,894
SunTrust Banks, Inc.	10,904	618,475
US Bancorp	35,729	1,855,050
Wells Fargo & Co.	102,038	5,653,926
Zions Bancorporation	4,903	215,291
		30,654,298

Beverages - 2.0%
Brown-Forman Corp., Class B	4,069	197,753
Coca-Cola Co. (The)	87,187	3,910,337
Constellation Brands, Inc., Class A	3,867	749,154
Dr Pepper Snapple Group, Inc.	4,212	383,755
Molson Coors Brewing Co., Class B	4,241	366,168
Monster Beverage Corp. *	9,254	459,739
PepsiCo, Inc.	32,388	3,740,490
		9,807,396

Biotechnology - 2.8%
AbbVie, Inc.	36,167	2,622,469
Alexion Pharmaceuticals, Inc. *	5,167	628,669
Amgen, Inc.	16,722	2,880,030
Biogen, Inc. *	4,818	1,307,413
Celgene Corp. *	17,744	2,304,413
Gilead Sciences, Inc.	29,472	2,086,028
Incyte Corp. *	3,902	491,301
Regeneron Pharmaceuticals, Inc. *	1,749	859,004
Vertex Pharmaceuticals, Inc. *	5,715	736,492
		13,915,819

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Building Products - 0.3%
Allegion plc	2,292	185,927
Fortune Brands Home & Security, Inc.	3,679	240,018
Johnson Controls International plc	21,158	917,411
Masco Corp.	7,369	281,569
		1,624,925

Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,287	213,462
Ameriprise Financial, Inc.	3,544	451,116
Bank of New York Mellon Corp. (The)	23,453	1,196,572
BlackRock, Inc.	2,734	1,154,869
CBOE Holdings, Inc.	2,190	200,166
Charles Schwab Corp. (The)	27,443	1,178,951
CME Group, Inc.	7,664	959,839
E*Trade Financial Corp. *	6,543	248,830
Franklin Resources, Inc.	7,933	355,319
Goldman Sachs Group, Inc. (The)	8,256	1,832,006
Intercontinental Exchange, Inc.	13,353	880,230
Invesco Ltd.	9,283	326,669
Moody's Corp.	3,819	464,696
Morgan Stanley	32,124	1,431,445
Nasdaq, Inc.	2,729	195,096
Northern Trust Corp.	4,867	473,121
Raymond James Financial, Inc.	2,942	236,007
S&P Global, Inc.	5,814	848,786
State Street Corp.	7,976	715,687
T. Rowe Price Group, Inc.	5,599	415,502
		13,778,369

Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,005	716,015
Albemarle Corp.	2,498	263,639
CF Industries Holdings, Inc.	5,573	155,821
Dow Chemical Co. (The)	25,350	1,598,825
E. I. du Pont de Nemours & Co.	19,555	1,578,284
Eastman Chemical Co.	3,289	276,243
Ecolab, Inc.	5,887	781,499
FMC Corp.	3,199	233,687
International Flavors & Fragrances, Inc.	1,781	240,435
LyondellBasell Industries NV, Class A	7,593	640,773
Monsanto Co.	9,897	1,171,409
Mosaic Co. (The)	8,372	191,133

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PPG Industries, Inc.	5,778	635,349
Praxair, Inc.	6,558	869,263
Sherwin-Williams Co. (The)	1,867	655,242
		10,007,617

Commercial Services & Supplies - 0.3%
Cintas Corp.	2,042	257,374
Republic Services, Inc.	5,305	338,088
Stericycle, Inc. *	2,033	155,158
Waste Management, Inc.	9,306	682,595
		1,433,215

Communications Equipment - 0.9%
Cisco Systems, Inc.	113,437	3,550,578
F5 Networks, Inc. *	1,490	189,319
Harris Corp.	2,750	299,970
Juniper Networks, Inc.	8,618	240,270
Motorola Solutions, Inc.	3,790	328,745
		4,608,882

Construction & Engineering - 0.1%
Fluor Corp.	3,329	152,402
Jacobs Engineering Group, Inc.	2,903	157,894
Quanta Services, Inc. *	3,611	118,874
		429,170

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,451	322,963
Vulcan Materials Co.	3,045	385,741
		708,704

Consumer Finance - 0.7%
American Express Co.	16,933	1,426,436
Capital One Financial Corp.	11,057	913,529
Discover Financial Services	8,575	533,279
Navient Corp.	6,427	107,010
Synchrony Financial	17,719	528,381
		3,508,635

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,124	187,698
Ball Corp.	7,896	333,290

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
International Paper Co.	9,460	535,531
Sealed Air Corp.	4,702	210,461
WestRock Co.	5,760	326,362
		1,593,342

Distributors - 0.1%
Genuine Parts Co.	3,413	316,590
LKQ Corp. *	7,342	241,919
		558,509

Diversified Consumer Services - 0.0% (a)
H&R Block, Inc.	4,672	144,411

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B *	43,194	7,315,768
Leucadia National Corp.	7,754	202,844
		7,518,612

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	139,401	5,259,600
CenturyLink, Inc. (b)	12,378	295,587
Level 3 Communications, Inc. *	6,720	398,496
Verizon Communications, Inc.	92,496	4,130,871
		10,084,554

Electric Utilities - 1.9%
Alliant Energy Corp.	5,435	218,324
American Electric Power Co., Inc.	11,090	770,422
Duke Energy Corp.	15,785	1,319,468
Edison International	7,495	586,034
Entergy Corp.	4,048	310,765
Eversource Energy	7,290	442,576
Exelon Corp.	20,887	753,394
FirstEnergy Corp.	10,165	296,412
NextEra Energy, Inc.	10,559	1,479,633
PG&E Corp.	11,660	773,874
Pinnacle West Capital Corp.	2,657	226,270
PPL Corp.	15,636	604,488
Southern Co. (The)	22,432	1,074,044
Xcel Energy, Inc.	11,668	535,328
		9,391,032

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,049	213,241
AMETEK, Inc.	5,279	319,749
Eaton Corp. plc	10,088	785,149
Emerson Electric Co.	14,536	866,636
Rockwell Automation, Inc.	2,958	479,078
		2,663,853

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	7,077	522,424
Corning, Inc.	20,755	623,688
FLIR Systems, Inc.	3,282	113,754
TE Connectivity Ltd.	8,173	643,052
		1,902,918

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	9,784	533,326
Halliburton Co.	19,574	836,005
Helmerich & Payne, Inc. (b)	2,583	140,360
National Oilwell Varco, Inc.	8,571	282,329
Schlumberger Ltd.	31,598	2,080,412
TechnipFMC plc *	10,733	291,938
Transocean Ltd. *	9,278	76,358
		4,240,728

Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,044	246,241
American Tower Corp.	9,586	1,268,420
Apartment Investment & Management Co., Class A	3,744	160,880
AvalonBay Communities, Inc.	3,159	607,065
Boston Properties, Inc.	3,539	435,368
Crown Castle International Corp.	8,294	830,893
Digital Realty Trust, Inc.	3,664	413,849
Equinix, Inc.	1,788	767,338
Equity Residential	8,445	555,934
Essex Property Trust, Inc.	1,508	387,963
Extra Space Storage, Inc.	3,007	234,546
Federal Realty Investment Trust	1,695	214,231
GGP, Inc.	13,138	309,531
HCP, Inc.	10,568	337,753
Host Hotels & Resorts, Inc.	17,005	310,681
Iron Mountain, Inc.	5,853	201,109
Kimco Realty Corp.	10,042	184,271
Macerich Co. (The)	2,884	167,445

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mid-America Apartment Communities, Inc.	2,562	269,984
Prologis, Inc.	12,177	714,059
Public Storage	3,435	716,301
Realty Income Corp.	6,181	341,068
Regency Centers Corp.	3,500	219,240
Simon Property Group, Inc.	7,041	1,138,952
SL Green Realty Corp.	2,398	253,708
UDR, Inc.	6,384	248,784
Ventas, Inc.	8,158	566,818
Vornado Realty Trust	3,960	371,844
Welltower, Inc.	8,340	624,249
Weyerhaeuser Co.	17,230	577,205
		13,675,730

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	9,892	1,582,027
CVS Health Corp.	22,978	1,848,810
Kroger Co. (The)	20,583	479,995
Sysco Corp.	11,105	558,915
Wal-Mart Stores, Inc.	33,566	2,540,275
Walgreens Boots Alliance, Inc.	19,260	1,508,251
Whole Foods Market, Inc.	7,621	320,920
		8,839,193

Food Products - 1.3%
Archer-Daniels-Midland Co.	13,137	543,609
Campbell Soup Co.	4,325	225,549
Conagra Brands, Inc.	9,117	326,024
General Mills, Inc.	12,994	719,867
Hershey Co. (The)	3,212	344,872
Hormel Foods Corp.	6,460	220,351
J. M. Smucker Co. (The)	2,678	316,888
Kellogg Co.	5,816	403,979
Kraft Heinz Co. (The)	13,457	1,152,457
McCormick & Co., Inc.	2,615	254,989
Mondelez International, Inc., Class A	34,221	1,478,005
Tyson Foods, Inc., Class A	6,601	413,421
		6,400,011

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	39,137	1,902,450
Align Technology, Inc. *	1,703	255,654
Baxter International, Inc.	11,181	676,898
Becton Dickinson and Co.	5,196	1,013,791

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Boston Scientific Corp. *	31,365	869,438
C.R. Bard, Inc.	1,657	523,794
Cooper Cos., Inc. (The)	1,102	263,841
Danaher Corp.	13,777	1,162,641
DENTSPLY SIRONA, Inc.	5,283	342,550
Edwards Lifesciences Corp. *	4,732	559,512
Hologic, Inc. *	6,632	300,960
IDEXX Laboratories, Inc. *	2,024	326,714
Intuitive Surgical, Inc. *	845	790,388
Medtronic plc	31,107	2,760,746
Stryker Corp.	6,997	971,044
Varian Medical Systems, Inc. *	2,073	213,913
Zimmer Holdings, Inc.	4,626	593,978
		13,528,312

Health Care Providers & Services - 2.7%
Aetna, Inc.	7,481	1,135,840
AmerisourceBergen Corp.	3,799	359,120
Anthem, Inc.	5,976	1,124,265
Cardinal Health, Inc.	7,257	565,465
Centene Corp. *	3,886	310,414
Cigna Corp.	5,774	966,510
DaVita, Inc. *	3,581	231,906
Envision Healthcare Corp. *	2,800	175,476
Express Scripts Holding Co. *	13,386	854,562
HCA Healthcare, Inc. *	6,455	562,876
Henry Schein, Inc. *	1,822	333,462
Humana, Inc.	3,255	783,218
Laboratory Corp. of America Holdings *	2,353	362,691
McKesson Corp.	4,757	782,717
Patterson Cos., Inc.	1,992	93,524
Quest Diagnostics, Inc.	3,163	351,599
UnitedHealth Group, Inc.	21,849	4,051,242
Universal Health Services, Inc., Class B	2,017	246,235
		13,291,122

Health Care Technology - 0.1%
Cerner Corp. *	6,750	448,672

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	9,614	630,390
Chipotle Mexican Grill, Inc. *(b)	662	275,458
Darden Restaurants, Inc.	2,804	253,594
Hilton Worldwide Holdings, Inc.	4,621	285,809

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marriott International, Inc., Class A	7,007	702,872
McDonald's Corp.	18,522	2,836,830
Royal Caribbean Cruises Ltd.	3,854	420,972
Starbucks Corp.	32,660	1,904,405
Wyndham Worldwide Corp.	2,415	242,490
Wynn Resorts Ltd.	1,898	254,560
Yum! Brands, Inc.	7,461	550,323
		8,357,703

Household Durables - 0.5%
D.R. Horton, Inc.	8,099	279,983
Garmin Ltd.	2,754	140,537
Leggett & Platt, Inc.	3,195	167,833
Lennar Corp., Class A	4,491	239,460
Mohawk Industries, Inc. *	1,425	344,408
Newell Brands, Inc.	11,097	595,021
PulteGroup, Inc.	6,580	161,407
Whirlpool Corp.	1,714	328,437
		2,257,086

Household Products - 1.7%
Church & Dwight Co., Inc.	5,857	303,861
Clorox Co. (The)	2,951	393,191
Colgate-Palmolive Co.	19,922	1,476,818
Kimberly-Clark Corp.	8,005	1,033,526
Procter & Gamble Co. (The)	57,994	5,054,177
		8,261,573

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	15,757	175,060
NRG Energy, Inc.	7,546	129,942
		305,002

Industrial Conglomerates - 2.2%
3M Co.	13,580	2,827,220
General Electric Co.	197,465	5,333,529
Honeywell International, Inc.	17,323	2,308,983
Roper Technologies, Inc.	2,343	542,475
		11,012,207

Insurance - 2.7%
Aflac, Inc.	8,950	695,236
Allstate Corp. (The)	8,221	727,065
American International Group, Inc.	19,836	1,240,147

13 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Aon plc	5,911	785,867
Arthur J. Gallagher & Co.	4,232	242,282
Assurant, Inc.	1,280	132,723
Chubb Ltd.	10,531	1,530,997
Cincinnati Financial Corp.	3,580	259,371
Everest Re Group Ltd.	926	235,750
Hartford Financial Services Group, Inc. (The)	8,285	435,542
Lincoln National Corp.	5,181	350,132
Loews Corp.	6,227	291,486
Marsh & McLennan Cos., Inc.	11,623	906,129
MetLife, Inc.	24,368	1,338,778
Principal Financial Group, Inc.	6,150	394,031
Progressive Corp. (The)	13,361	589,087
Prudential Financial, Inc.	9,676	1,046,363
Torchmark Corp.	2,454	187,731
Travelers Cos., Inc. (The)	6,302	797,392
Unum Group	5,273	245,880
Willis Towers Watson plc	2,931	426,343
XL Group Ltd.	6,095	266,961
		13,125,293

Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. *	9,022	8,733,296
Expedia, Inc.	2,773	413,038
Netflix, Inc. *	9,721	1,452,415
Priceline Group, Inc. (The) *	1,109	2,074,407
TripAdvisor, Inc. *	2,731	104,324
		12,777,480

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	4,177	208,057
Alphabet, Inc.:
Class A *	6,752	6,277,199
Class C *	6,789	6,169,368
eBay, Inc. *	22,702	792,754
Facebook, Inc., Class A *	53,746	8,114,571
VeriSign, Inc. *(b)	2,048	190,382
		21,752,331

IT Services - 3.7%
Accenture plc, Class A	13,985	1,729,665
Alliance Data Systems Corp.	1,286	330,103
Automatic Data Processing, Inc.	10,091	1,033,924
Cognizant Technology Solutions Corp., Class A	13,284	882,057

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CSRA, Inc.	3,481	110,522
DXC Technology Co.	6,539	501,672
Fidelity National Information Services, Inc.	7,563	645,880
Fiserv, Inc. *	4,790	586,009
Gartner, Inc. *	2,075	256,283
Global Payments, Inc.	3,503	316,391
International Business Machines Corp.	19,396	2,983,687
MasterCard, Inc., Class A	21,315	2,588,707
Paychex, Inc.	7,347	418,338
PayPal Holdings, Inc. *	25,197	1,352,323
Total System Services, Inc.	3,955	230,379
Visa, Inc., Class A	41,886	3,928,069
Western Union Co. (The)	10,629	202,482
		18,096,491

Leisure Products - 0.1%
Hasbro, Inc.	2,537	282,901
Mattel, Inc.	8,143	175,319
		458,220

Life Sciences - Tools & Services - 0.7%
Agilent Technologies, Inc.	7,409	439,428
Illumina, Inc. *	3,365	583,895
Mettler-Toledo International, Inc. *	597	351,359
PerkinElmer, Inc.	2,615	178,186
Thermo Fisher Scientific, Inc.	8,824	1,539,523
Waters Corp. *	1,842	338,633
		3,431,024

Machinery - 1.5%
Caterpillar, Inc.	13,288	1,427,928
Cummins, Inc.	3,559	577,341
Deere & Co.	6,742	833,244
Dover Corp.	3,511	281,652
Flowserve Corp.	3,117	144,722
Fortive Corp.	6,925	438,699
Illinois Tool Works, Inc.	7,012	1,004,469
Ingersoll-Rand plc	5,774	527,686
PACCAR, Inc.	8,072	533,075
Parker-Hannifin Corp.	3,066	490,008
Pentair plc	3,983	265,029

15 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Snap-on, Inc.	1,388	219,304
Stanley Black & Decker, Inc.	3,450	485,519
Xylem, Inc.	4,283	237,407
		7,466,083

Media - 2.9%
CBS Corp., Class B	8,308	529,884
Charter Communications, Inc., Class A *	4,865	1,638,775
Comcast Corp., Class A	107,372	4,178,918
Discovery Communications, Inc.:
Class A *	3,607	93,169
Class C *	4,755	119,874
DISH Network Corp., Class A *	5,130	321,959
Interpublic Group of Cos., Inc. (The)	9,033	222,212
News Corp.:
Class A	9,097	124,629
Class B	2,023	28,626
Omnicom Group, Inc.	5,395	447,246
Scripps Networks Interactive, Inc., Class A	2,275	155,405
Time Warner, Inc.	17,491	1,756,271
Twenty-First Century Fox, Inc.:
Class A	24,207	686,026
Class B	11,205	312,283
Viacom, Inc., Class B	7,993	268,325
Walt Disney Co. (The)	33,004	3,506,675
		14,390,277

Metals & Mining - 0.2%
Freeport-McMoRan, Inc. *	30,589	367,374
Newmont Mining Corp.	12,226	396,000
Nucor Corp.	7,335	424,476
		1,187,850

Multi-Utilities - 1.0%
Ameren Corp.	5,472	299,154
CenterPoint Energy, Inc.	9,720	266,134
CMS Energy Corp.	6,325	292,531
Consolidated Edison, Inc.	7,017	567,114
Dominion Energy, Inc.	14,186	1,087,073
DTE Energy Co.	4,128	436,701
NiSource, Inc.	7,702	195,323
Public Service Enterprise Group, Inc.	11,645	500,852

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SCANA Corp.	3,416	228,906
Sempra Energy	5,763	649,778
WEC Energy Group, Inc.	7,260	445,619
		4,969,185

Multiline Retail - 0.4%
Dollar General Corp.	5,847	421,510
Dollar Tree, Inc. *	5,430	379,666
Kohl's Corp.	3,845	148,686
Macy's, Inc.	7,374	171,372
Nordstrom, Inc. (b)	2,778	132,872
Target Corp.	12,443	650,644
		1,904,750

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	12,859	583,027
Apache Corp.	8,734	418,621
Cabot Oil & Gas Corp.	11,120	278,890
Chesapeake Energy Corp. *(b)	17,803	88,481
Chevron Corp.	42,955	4,481,495
Cimarex Energy Co.	2,270	213,403
Concho Resources, Inc. *	3,398	412,959
ConocoPhillips	27,902	1,226,572
Devon Energy Corp.	12,068	385,814
EOG Resources, Inc.	13,020	1,178,570
EQT Corp.	4,130	241,977
Exxon Mobil Corp.	96,290	7,773,492
Hess Corp.	6,435	282,303
Kinder Morgan, Inc.	43,301	829,647
Marathon Oil Corp.	20,256	240,034
Marathon Petroleum Corp.	11,700	612,261
Murphy Oil Corp.	3,869	99,162
Newfield Exploration Co. *	4,748	135,128
Noble Energy, Inc.	10,272	290,698
Occidental Petroleum Corp.	17,244	1,032,398
ONEOK, Inc.	8,631	450,193
Phillips 66	9,894	818,135
Pioneer Natural Resources Co.	3,906	623,319
Range Resources Corp.	4,494	104,126
Tesoro Corp.	3,499	327,506
Valero Energy Corp.	10,087	680,469
Williams Cos., Inc. (The)	18,636	564,298
		24,372,978

17 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.1%
Coty, Inc., Class A	11,150	209,174
Estee Lauder Cos., Inc. (The), Class A	5,113	490,746
		699,920

Pharmaceuticals - 4.9%
Allergan plc	7,575	1,841,407
Bristol-Myers Squibb Co.	37,156	2,070,332
Eli Lilly & Co.	21,899	1,802,288
Johnson & Johnson	61,216	8,098,265
Mallinckrodt plc *	2,575	115,386
Merck & Co., Inc.	62,053	3,976,977
Mylan NV *	10,594	411,259
Perrigo Co. plc	3,425	258,656
Pfizer, Inc.	135,394	4,547,884
Zoetis, Inc.	11,069	690,484
		23,812,938

Professional Services - 0.3%
Equifax, Inc.	2,711	372,546
IHS Markit Ltd. *	7,350	323,694
Nielsen Holdings plc	7,731	298,880
Robert Half International, Inc.	3,112	149,158
Verisk Analytics, Inc. *	3,559	300,273
		1,444,551

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	7,141	259,932

Road & Rail - 0.9%
CSX Corp.	20,810	1,135,394
JB Hunt Transport Services, Inc.	2,101	191,989
Kansas City Southern	2,393	250,427
Norfolk Southern Corp.	6,536	795,431
Union Pacific Corp.	18,361	1,999,697
		4,372,938

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. *(b)	17,746	221,470
Analog Devices, Inc.	8,372	651,342
Applied Materials, Inc.	24,237	1,001,231
Broadcom Ltd.	9,120	2,125,416
Intel Corp.	106,834	3,604,579
KLA-Tencor Corp.	3,536	323,579

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 18

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Lam Research Corp.	3,638	514,522
Microchip Technology, Inc.	5,147	397,246
Micron Technology, Inc. *	23,845	712,012
NVIDIA Corp.	13,530	1,955,897
Qorvo, Inc. *	3,057	193,569
QUALCOMM, Inc.	33,322	1,840,041
Skyworks Solutions, Inc.	4,254	408,171
Texas Instruments, Inc.	22,471	1,728,694
Xilinx, Inc.	5,726	368,296
		16,046,065

Software - 4.7%
Activision Blizzard, Inc.	15,638	900,280
Adobe Systems, Inc. *	11,157	1,578,046
ANSYS, Inc. *	1,928	234,599
Autodesk, Inc. *	4,505	454,194
CA, Inc.	7,512	258,938
Citrix Systems, Inc. *	3,409	271,288
Electronic Arts, Inc. *	6,992	739,194
Intuit, Inc.	5,590	742,408
Microsoft Corp.	175,446	12,093,493
Oracle Corp.	68,146	3,416,840
Red Hat, Inc. *	4,101	392,671
Salesforce.com, Inc. *	15,065	1,304,629
Symantec Corp.	14,235	402,139
Synopsys, Inc. *	3,390	247,233
		23,035,952

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,760	205,198
AutoNation, Inc. *	1,361	57,380
AutoZone, Inc. *	655	373,651
Bed Bath & Beyond, Inc.	3,690	112,176
Best Buy Co., Inc.	6,230	357,166
CarMax, Inc. *	4,304	271,410
Foot Locker, Inc.	3,045	150,058
Gap, Inc. (The)	5,239	115,206
Home Depot, Inc. (The)	27,123	4,160,668
L Brands, Inc.	5,434	292,838
Lowe's Cos., Inc.	19,353	1,500,438
O'Reilly Automotive, Inc. *	2,108	461,104
Ross Stores, Inc.	9,066	523,380
Signet Jewelers Ltd. (b)	1,657	104,789
Staples, Inc.	15,550	156,589

19 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tiffany & Co.	2,567	240,964
TJX Cos., Inc. (The)	14,508	1,047,042
Tractor Supply Co.	3,007	163,009
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,346	386,760
		10,679,826

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	118,483	17,063,922
Hewlett Packard Enterprise Co.	38,297	635,347
HP, Inc.	37,966	663,646
NetApp, Inc.	6,233	249,632
Seagate Technology plc	6,790	263,112
Western Digital Corp.	6,569	582,013
Xerox Corp.	5,087	146,150
		19,603,822

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6,341	300,183
Hanesbrands, Inc. (b)	8,213	190,213
Michael Kors Holdings Ltd. *	3,515	127,419
NIKE, Inc., Class B	29,889	1,763,451
PVH Corp.	1,759	201,405
Ralph Lauren Corp.	1,347	99,409
Under Armour, Inc.:
Class A *(b)	4,384	95,396
Class C *(b)	4,407	88,845
VF Corp.	7,225	416,160
		3,282,481

Tobacco - 1.8%
Altria Group, Inc.	43,823	3,263,499
Philip Morris International, Inc.	35,236	4,138,468
Reynolds American, Inc.	18,663	1,213,842
		8,615,809

Trading Companies & Distributors - 0.1%
Fastenal Co.	6,524	283,990
United Rentals, Inc. *	1,939	218,544
W.W. Grainger, Inc.	1,245	224,760
		727,294

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 20

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Water Utilities - 0.1%
American Water Works Co., Inc.	4,019	313,281

Total Common Stocks (Cost $299,081,387)		472,430,758

EXCHANGE-TRADED FUNDS - 1.0%
SPDR S&P 500 ETF Trust	20,400	4,932,720

Total Exchange-Traded Funds (Cost $4,836,443)		4,932,720

RIGHTS - 0.0% (a)
Food & Staples Retailing - 0.0% (a)
Safeway Casa Ley CVR *	4,297	473
Safeway PDC LLC CVR *	4,297	301
		774

Total Rights (Cost $4,482)		774

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	1,500,000	1,498,320

Total U.S. Treasury Obligations (Cost $1,498,878)		1,498,320

TIME DEPOSIT - 2.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	11,488,612	11,488,612

Total Time Deposit (Cost $11,488,612)		11,488,612

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,648,024	1,648,024

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,648,024)		1,648,024

TOTAL INVESTMENTS (Cost $318,557,826) - 100.3%		491,999,208
Other assets and liabilities, net - (0.3%)		(1,581,307)
NET ASSETS - 100.0%		490,417,901

21 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-Mini S&P 500 Index	35	9/17	$4,236,575	($18,663)
S&P 500 Index	15	9/17	9,078,375	(33,825)
Total Long				($52,488)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Amount is less than 0.05%.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $1,607,269 as of June 30, 2017.

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 22

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $318,557,826) - including $1,607,269 of securities on loan	$491,999,208
Cash	1,390
Receivable for variation margin on open futures contracts	4,973
Receivable for capital shares sold	52,833
Dividends and interest receivable	500,495
Securities lending income receivable	787
Receivable from affiliate	3,753
Directors' deferred compensation plan	193,486
Other assets	5,791
Total assets	492,762,716

LIABILITIES
Payable for investments purchased	187,812
Payable for capital shares redeemed	92,585
Deposits for securities loaned	1,648,024
Payable to affiliates:
Investment advisory fee	73,388
Administrative fee	40,771
Sub-transfer agency fee	3,050
Directors' deferred compensation plan	193,486
Other	5,791
Accrued expenses	99,908
Total liabilities	2,344,815
NET ASSETS	$490,417,901

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(30,000,000 shares of $0.10 par value authorized)	$282,870,749
Accumulated undistributed net investment income	11,479,376
Accumulated undistributed net realized gain	22,678,882
Net unrealized appreciation (depreciation)	173,388,894
Total	$490,417,901

NET ASSET VALUE PER SHARE (based on net assets of $490,417,901 and 3,668,904 shares outstanding)	$133.67
See notes to financial statements.

23 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$4,904,649
Interest income	11,534
Securities lending income, net	4,171
Total investment income	4,920,354

EXPENSES
Investment advisory fee	437,903
Administrative fee	291,935
Directors' fees and expenses	9,893
Custodian fees	22,543
Transfer agency fees and expenses	20,865
Accounting fees	67,122
Professional fees	30,875
Reports to shareholders	751
Miscellaneous	16,707
Total expenses	898,594
Waiver and/or reimbursement of expenses by affiliate	(211,622)
Reimbursement of expenses-other	(5,791)
Net expenses	681,181
Net investment income (loss)	4,239,173

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	16,219,261
Futures contracts	738,530
16,957,791

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	21,827,840
Futures contracts	(56,938)
21,770,902

Net realized and unrealized gain (loss)	38,728,693

Net increase (decrease) in net assets resulting from operations	$42,967,866
See notes to financial statements.

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CALVERT VP S&P 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017(Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$4,239,173	$7,251,045
Net realized gain (loss)	16,957,791	22,702,014
Net change in unrealized appreciation (depreciation)	21,770,902	15,184,148
Net increase (decrease) in net assets resulting from operations	42,967,866	45,137,207

Distributions to shareholders from:
Net investment income	—	(5,739,673)
Net realized gain	—	(4,380,022)
Total distributions to shareholders	—	(10,119,695)

Capital share transactions:
Shares sold	8,798,231	65,527,998
Shares issued from merger (See Note G):	—	76,978,107
Reinvestment of distributions	—	10,119,695
Shares redeemed	(43,029,553)	(53,927,197)
Total capital share transactions	(34,231,322)	98,698,603

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,736,544	133,716,115

NET ASSETS
Beginning of period	481,681,357	347,965,242
End of period (including accumulated undistributed net investment income of $11,479,376 and $7,240,203, respectively)	$490,417,901	$481,681,357

CAPITAL SHARE ACTIVITY
Shares sold	67,803	567,540
Shares issued from merger (See Note G):	—	639,778
Reinvestment of distributions	—	82,254
Shares redeemed	(333,031)	(460,394)
Total capital share activity	(265,228)	829,178
See notes to financial statements.

25 www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
			2016 (a)		2015 (a)	2014	2013	2012
Net asset value, beginning	$122.44		$112.07		$113.07	$110.62	$86.62	$76.32
Income from investment operations:
Net investment income	1.12		2.14		1.88	1.94	1.81	1.63
Net realized and unrealized gain (loss)	10.11		10.84		(0.74)	12.80	25.72	10.21
Total from investment operations	11.23		12.98		1.14	14.74	27.53	11.84
Distributions from:
Net investment income	—		(1.48)		(0.21)	(1.95)	(1.95)	(1.54)
Net realized gain	—		(1.13)		(1.93)	(10.34)	(1.58)	—
Total distributions	—		(2.61)		(2.14)	(12.29)	(3.53)	(1.54)
Total increase (decrease) in net asset value	11.23		10.37		(1.00)	2.45	24.00	10.30
Net asset value, ending	$133.67		$122.44		$112.07	$113.07	$110.62	$86.62
Total return (b)	9.17%		11.58%		0.98%	13.21%	31.87%	15.55%
Ratios to average net assets: (c)
Total expenses	0.37%	(d)	0.48%		0.46%	0.46%	0.48%	0.45%
Net expenses	0.28%	(d)	0.40%		0.42%	0.42%	0.42%	0.41%
Net investment income	1.74%	(d)	1.84%		1.65%	1.59%	1.69%	1.90%
Portfolio turnover	3%		6%	(e)	4%	9%	11%	5%
Net assets, ending (in thousands)	$490,418		$481,681		$347,965	$361,482	$353,688	$285,405

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
(e) During the year ended December 31, 2016, the Portfolio incurred sales of $55,737,177 to realign the combined portfolio in connection with the reorganization of Calvert VP Large Cap Core Portfolio into the Portfolio on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

www.calvert.com CALVERT VP S&P 500 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 26

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP S&P 500 Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 30 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

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Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$472,430,758	*	$—	$—	$472,430,758
Exchange-Traded Funds	4,932,720		—	—	4,932,720
Rights	—		774	—	774
U.S. Treasury Obligations	—		1,498,320	—	1,498,320
Time Deposit	—		11,488,612	—	11,488,612
Short Term Investment of Cash Collateral for Securities Loaned	1,648,024		—	—	1,648,024
TOTAL	$479,011,502		$12,987,706	$—	$491,999,208
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts[1]	($52,488)		$—	$—	($52,488)

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
[1] The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.18% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $437,903.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Portfolio pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.28% of the Portfolio's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $162,966.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2017, CRM was paid administrative fees of $291,935, of which $48,656 were waived.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $18,246 and are included in transfer agency fees and expenses on the Statement of Operations.

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Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $5,791, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,213,712 and $44,780,405, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $3,879,119 and deferred capital losses of $3,668,766 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The capital loss carryforwards will expire on 2017 ($3,201,024) and 2018 ($678,095) and their character is short-term. The deferred capital losses are treated as arising on the first day of the Portfolio’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $3,668,766 are long-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Portfolio's use of net capital losses acquired from reorganizations, which amounted to $7,547,885 at December 31, 2016, may be limited under certain tax provisions.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$323,698,340
Gross unrealized appreciation	$174,497,660
Gross unrealized depreciation	(6,196,792)
Net unrealized appreciation (depreciation)	$168,300,868

NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$—*	Net unrealized appreciation (depreciation)	($52,488)*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$738,530	($56,938)
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $10,761,520.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $1,607,269 and the total value of collateral received was $1,648,024.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,648,024	$—	$—	$—	$1,648,024
Total					$1,648,024
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.

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NOTE G — REORGANIZATION
The Board approved the reorganization of Calvert VP SRI Large Cap Core Portfolio (SRI Large Cap Core) into Calvert VP S&P 500 Index Portfolio (S&P 500 Index). Shareholders of SRI Large Cap Core approved the reorganization at a meeting on September 9, 2016 and the reorganization took place at the close of business on September 23, 2016. The purpose of the transaction was to combine two funds managed by CIM with substantially similar investment objectives and policies.
The acquisition was accomplished by a tax-free exchange of the following shares:

ACQUIRED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
SRI Large Cap Core	999,770	S&P 500 Index	639,778	$76,978,107
For financial reporting purposes, assets received and shares issued by S&P 500 Index were recorded at fair value; however, the cost basis of the investments received from SRI Large Cap Core were carried forward to align ongoing reporting of S&P 500 Index's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets, accumulated net realized loss and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

ACQUIRED PORTFOLIO	NET ASSETS	ACCUMULATED NET REALIZED LOSS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
SRI Large Cap Core	$76,978,107	($12,124,913)	$3,073,273	S&P 500 Index	$404,142,080
Assuming the acquisition had been completed on January 1, 2016, S&P 500 Index's results of operations for the year ended December 31, 2016 would have been as follows:

Net investment income	$8,204,236(a)
Net realized and change in unrealized gain (loss) on investments	$41,334,965(b)
Net increase (decrease) in assets from operations	$49,539,201

(a) $7,251,045 as reported, plus $953,191 from pre-merger SRI Large Cap Core.
(b) $37,886,162 as reported, plus $3,448,803 from pre-merger SRI Large Cap Core.

Because S&P 500 Index and SRI Large Cap Core sold and redeemed shares throughout the period, it was not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of SRI Large Cap Core since September 23, 2016 through the period ended December 31, 2016.
NOTE H — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 96.6% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP S&P 500 Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP S&P 500 Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24222 6.30.17

Calvert VP S&P MidCap 400 Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
31	Officers and Directors
32	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	05/03/1999	05/03/1999	5.82%	18.13%	14.39%	7.99%
Class F at NAV	10/01/2007	05/03/1999	5.71	17.84	14.10	7.74

S&P MidCap 400 Index	—	—	5.99%	18.57%	14.91%	8.55%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.45%	0.69%
Net					0.30	0.55

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)

Information Technology	16.7%	SPDR S&P MidCap 400 ETF Trust	1.8%
Financials	15.5%	ResMed, Inc.	0.6%
Industrials	14.2%	Packaging Corp. of America	0.6%
Consumer Discretionary	11.0%	Domino's Pizza, Inc.	0.6%
Real Estate	9.3%	Duke Realty Corp.	0.6%
Health Care	8.6%	Cadence Design Systems, Inc.	0.5%
Materials	7.2%	Teleflex, Inc.	0.5%
Utilities	5.2%	MSCI, Inc.	0.5%
Time Deposit	3.7%	SVB Financial Group	0.5%
Consumer Staples	3.5%	Alleghany Corp.	0.5%
Energy	2.8%	Total	6.7%
Exchange-Traded Funds	1.8%
U.S. Treasury Obligations	0.3%
Telecommunication Services	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P MidCap 400 Index is an unmanaged index of 400 U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. Class F share performance prior to October 1, 2007 is based on Class I performance, adjusted to reflect Class F expenses. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

3 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,058.20	$1.53**	0.30%
Class F	$1,000.00	$1,057.10	$2.81**	0.55%
Hypothetical (5% return per year before expenses)
Class I	$1,000.00	$1,023.31	$1.51**	0.30%
Class F	$1,000.00	$1,022.07	$2.76**	0.55%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 4

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.3%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	13,126	1,204,704
Esterline Technologies Corp. *	8,910	844,668
Huntington Ingalls Industries, Inc.	13,772	2,563,795
KLX, Inc. *	15,479	773,950
Orbital ATK, Inc.	17,271	1,698,776
Teledyne Technologies, Inc. *	10,560	1,347,984
		8,433,877

Airlines - 0.4%
JetBlue Airways Corp. *	99,353	2,268,229

Auto Components - 0.6%
Cooper Tire & Rubber Co.	15,526	560,489
Dana, Inc.	43,259	965,973
Gentex Corp.	85,966	1,630,775
		3,157,237

Automobiles - 0.3%
Thor Industries, Inc.	14,320	1,496,726

Banks - 7.7%
Associated Banc-Corp.	45,582	1,148,666
BancorpSouth, Inc.	25,144	766,892
Bank of Hawaii Corp.	12,782	1,060,523
Bank of the Ozarks, Inc.	36,339	1,703,209
Cathay General Bancorp	22,373	849,055
Chemical Financial Corp.	21,283	1,030,310
Commerce Bancshares, Inc.	26,152	1,486,218
Cullen/Frost Bankers, Inc.	16,890	1,586,140
East West Bancorp, Inc.	43,237	2,532,823
First Horizon National Corp.	69,960	1,218,703
FNB Corp.	96,688	1,369,102
Fulton Financial Corp.	52,314	993,966
Hancock Holding Co.	25,151	1,232,399
Home BancShares, Inc.	37,400	931,260
International Bancshares Corp.	17,489	612,989
MB Financial, Inc.	21,324	939,109
PacWest Bancorp	35,871	1,675,176
Pinnacle Financial Partners, Inc.	21,857	1,372,620
Prosperity Bancshares, Inc.	20,795	1,335,871
Signature Bank *	16,065	2,305,809

5 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
SVB Financial Group *	15,709	2,761,485
Synovus Financial Corp.	36,598	1,619,096
TCF Financial Corp.	50,353	802,627
Texas Capital Bancshares, Inc. *	14,832	1,147,997
Trustmark Corp.	19,953	641,689
UMB Financial Corp.	13,128	982,762
Umpqua Holdings Corp.	65,956	1,210,952
United Bankshares, Inc. (a)	31,376	1,229,939
Valley National Bancorp	77,776	918,535
Webster Financial Corp.	27,592	1,440,854
Wintrust Financial Corp.	16,656	1,273,185
		40,179,961

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *(a)	2,729	360,637

Biotechnology - 0.7%
Bioverativ, Inc. *	32,367	1,947,523
United Therapeutics Corp. *	13,485	1,749,409
		3,696,932

Building Products - 0.9%
A.O. Smith Corp.	44,072	2,482,576
Lennox International, Inc.	11,493	2,110,574
		4,593,150

Capital Markets - 2.9%
Eaton Vance Corp. (b)	34,408	1,628,187
FactSet Research Systems, Inc.	11,808	1,962,253
Federated Investors, Inc., Class B	27,281	770,688
Janus Henderson Group plc *(a)	53,977	1,787,179
Legg Mason, Inc.	25,566	975,599
MarketAxess Holdings, Inc.	11,248	2,261,973
MSCI, Inc.	27,096	2,790,617
SEI Investments Co.	39,895	2,145,553
Stifel Financial Corp. *	20,484	941,854
		15,263,903

Chemicals - 2.8%
Ashland Global Holdings, Inc.	18,622	1,227,376
Cabot Corp.	18,696	998,927
Chemours Co. (The)	55,201	2,093,222
Minerals Technologies, Inc.	10,328	756,010
NewMarket Corp.	2,767	1,274,148
Olin Corp.	49,646	1,503,281
PolyOne Corp.	24,222	938,360
RPM International, Inc.	39,975	2,180,636

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 6

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Scotts Miracle-Gro Co. (The), Class A	13,054	1,167,811
Sensient Technologies Corp.	13,077	1,053,091
Valvoline, Inc.	61,197	1,451,593
		14,644,455

Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. *	15,365	857,828
Copart, Inc. *	61,345	1,950,158
Deluxe Corp.	14,300	989,846
Herman Miller, Inc.	17,660	536,864
HNI Corp.	12,966	516,954
MSA Safety, Inc.	9,385	761,780
Pitney Bowes, Inc.	54,948	829,715
Rollins, Inc.	28,705	1,168,581
Travel Centers of America LLC *(c)	60,000	—
		7,611,726

Communications Equipment - 1.4%
ARRIS International plc *	56,076	1,571,250
Brocade Communications Systems, Inc.	122,706	1,547,323
Ciena Corp. *	42,424	1,061,448
InterDigital, Inc.	10,379	802,297
NetScout Systems, Inc. *	27,057	930,761
Plantronics, Inc.	9,782	511,696
ViaSat, Inc. *	15,855	1,049,601
		7,474,376

Construction & Engineering - 1.1%
AECOM *	46,604	1,506,707
Dycom Industries, Inc. *(a)	9,263	829,224
EMCOR Group, Inc.	17,587	1,149,838
Granite Construction, Inc.	11,681	563,492
KBR, Inc.	42,118	641,036
Valmont Industries, Inc.	6,759	1,011,146
		5,701,443

Construction Materials - 0.3%
Eagle Materials, Inc.	14,525	1,342,401

Consumer Finance - 0.3%
SLM Corp. *	128,989	1,483,374

Containers & Packaging - 1.9%
AptarGroup, Inc.	18,682	1,622,719
Bemis Co., Inc.	27,253	1,260,451
Greif, Inc., Class A	7,865	438,710
Owens-Illinois, Inc. *	48,688	1,164,617

7 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Packaging Corp. of America	28,191	3,140,195
Silgan Holdings, Inc.	22,070	701,385
Sonoco Products Co.	29,741	1,529,282
		9,857,359

Distributors - 0.3%
Pool Corp.	12,374	1,454,811

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.	17,232	653,954
Graham Holdings Co., Class B	1,371	822,120
Service Corp. International	56,256	1,881,763
Sotheby's *	13,595	729,644
		4,087,481

Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. (a)	345,806	401,135

Electric Utilities - 1.8%
Great Plains Energy, Inc.	64,520	1,889,146
Hawaiian Electric Industries, Inc.	32,544	1,053,775
IDACORP, Inc.	15,080	1,287,078
OGE Energy Corp.	59,762	2,079,120
PNM Resources, Inc.	23,481	898,148
Westar Energy, Inc.	42,507	2,253,721
		9,460,988

Electrical Equipment - 0.7%
EnerSys	13,023	943,517
Hubbell, Inc.	15,201	1,720,297
Regal-Beloit Corp.	13,409	1,093,504
		3,757,318

Electronic Equipment & Instruments - 4.6%
Arrow Electronics, Inc. *	26,586	2,084,874
Avnet, Inc.	37,405	1,454,306
Belden, Inc.	12,650	954,190
Cognex Corp.	25,929	2,201,372
Coherent, Inc. *	7,369	1,657,951
IPG Photonics Corp. *	11,245	1,631,650
Jabil, Inc.	54,550	1,592,315
Keysight Technologies, Inc. *	55,272	2,151,739
Knowles Corp. *(a)	26,145	442,373
Littelfuse, Inc.	6,791	1,120,515
National Instruments Corp.	31,801	1,279,036
SYNNEX Corp.	8,591	1,030,576
Tech Data Corp. *	10,382	1,048,582

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 8

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trimble, Inc. *	75,680	2,699,506
VeriFone Systems, Inc. *	33,624	608,594
Vishay Intertechnology, Inc. (a)	40,346	669,744
Zebra Technologies Corp., Class A *	15,790	1,587,211
		24,214,534

Energy Equipment & Services - 0.9%
Diamond Offshore Drilling, Inc. *(a)	19,400	210,102
Dril-Quip, Inc. *	11,328	552,806
Ensco plc, Class A	89,334	460,964
Nabors Industries Ltd.	84,116	684,704
Oceaneering International, Inc.	28,910	660,304
Oil States International, Inc. *	15,144	411,160
Patterson-UTI Energy, Inc.	49,033	989,976
Rowan Companies plc, Class A *	36,994	378,819
Superior Energy Services, Inc. *	45,052	469,892
		4,818,727

Equity Real Estate Investment Trusts (REITs) - 8.9%
American Campus Communities, Inc.	40,122	1,897,771
Camden Property Trust	26,227	2,242,671
Care Capital Properties, Inc.	24,778	661,573
CoreCivic, Inc.	35,357	975,146
Corporate Office Properties Trust	29,755	1,042,318
Cousins Properties, Inc.	125,355	1,101,870
CyrusOne, Inc.	23,364	1,302,543
DCT Industrial Trust, Inc.	27,508	1,470,027
Douglas Emmett, Inc.	43,947	1,679,215
Duke Realty Corp.	106,412	2,974,215
Education Realty Trust, Inc.	21,565	835,644
EPR Properties	19,172	1,377,892
First Industrial Realty Trust, Inc.	35,094	1,004,390
GEO Group, Inc. (The)	37,236	1,101,068
Healthcare Realty Trust, Inc.	34,845	1,189,957
Highwoods Properties, Inc.	30,530	1,548,176
Hospitality Properties Trust	49,157	1,432,927
Kilroy Realty Corp.	29,411	2,210,237
Lamar Advertising Co., Class A	24,985	1,838,146
LaSalle Hotel Properties	33,881	1,009,654
Liberty Property Trust	44,053	1,793,398
Life Storage, Inc.	13,914	1,031,027
Mack-Cali Realty Corp.	26,485	718,803
Medical Properties Trust, Inc.	108,926	1,401,878
National Retail Properties, Inc.	44,630	1,745,033
Omega Healthcare Investors, Inc. (a)	58,895	1,944,713
Potlatch Corp.	11,953	546,252
Quality Care Properties, Inc. *	27,800	509,018

9 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Rayonier, Inc.	38,552	1,109,141
Senior Housing Properties Trust	71,085	1,452,977
Tanger Factory Outlet Centers, Inc.	28,376	737,208
Taubman Centers, Inc.	18,162	1,081,547
Uniti Group, Inc. *	47,253	1,187,940
Urban Edge Properties	29,066	689,736
Washington Prime Group, Inc.	54,635	457,295
Weingarten Realty Investors	35,347	1,063,945
		46,365,351

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc. (a)	11,725	1,255,865
Sprouts Farmers Market, Inc. *	38,676	876,785
United Natural Foods, Inc. *	14,911	547,233
		2,679,883

Food Products - 2.2%
Dean Foods Co.	27,278	463,726
Flowers Foods, Inc.	55,099	953,764
Hain Celestial Group, Inc. (The) *	30,957	1,201,751
Ingredion, Inc.	21,451	2,557,174
Lamb Weston Holdings, Inc.	41,526	1,828,805
Lancaster Colony Corp.	5,741	703,961
Post Holdings, Inc. *	19,830	1,539,799
Snyder's-Lance, Inc.	25,737	891,015
Tootsie Roll Industries, Inc. (a)	5,641	196,589
TreeHouse Foods, Inc. *	17,039	1,391,916
		11,728,500

Gas Utilities - 2.1%
Atmos Energy Corp.	31,508	2,613,588
National Fuel Gas Co. (a)	25,561	1,427,326
New Jersey Resources Corp.	25,867	1,026,920
ONE Gas, Inc.	15,695	1,095,668
Southwest Gas Holdings, Inc.	14,232	1,039,790
UGI Corp.	51,807	2,507,977
WGL Holdings, Inc.	15,327	1,278,732
		10,990,001

Health Care Equipment & Supplies - 3.4%
ABIOMED, Inc. *	12,195	1,747,544
Globus Medical, Inc., Class A *	21,203	702,879
Halyard Health, Inc. *	13,758	540,414
Hill-Rom Holdings, Inc.	17,910	1,425,815
LivaNova plc *	12,782	782,386
Masimo Corp. *	13,621	1,241,963
NuVasive, Inc. *	15,161	1,166,184

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 10

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ResMed, Inc.	42,439	3,304,725
STERIS plc	25,416	2,071,404
Teleflex, Inc.	13,461	2,796,657
West Pharmaceutical Services, Inc.	22,011	2,080,480
		17,860,451

Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. *(a)	22,866	1,129,123
HealthSouth Corp.	26,804	1,297,314
LifePoint Health, Inc. *	12,080	811,172
Mednax, Inc. *	27,649	1,669,170
Molina Healthcare, Inc. *	12,794	885,089
Owens & Minor, Inc.	17,993	579,195
Tenet Healthcare Corp. *(a)	24,149	467,042
VCA, Inc. *	24,320	2,244,979
WellCare Health Plans, Inc. *	13,315	2,390,841
		11,473,925

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. *	53,213	678,998
Medidata Solutions, Inc. *	16,450	1,286,390
		1,965,388

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	14,409	548,983
Buffalo Wild Wings, Inc. *	4,766	603,852
Cheesecake Factory, Inc. (The)	13,296	668,789
Churchill Downs, Inc.	3,633	665,929
Cracker Barrel Old Country Store, Inc. (a)	7,195	1,203,364
Domino's Pizza, Inc.	14,391	3,044,128
Dunkin' Brands Group, Inc.	27,578	1,520,099
International Speedway Corp., Class A	7,464	280,273
Jack in the Box, Inc.	8,668	853,798
Panera Bread Co., Class A *	6,385	2,008,977
Papa John's International, Inc.	7,801	559,800
Texas Roadhouse, Inc.	19,314	984,048
Wendy's Co. (The)	56,777	880,611
		13,822,651

Household Durables - 1.7%
CalAtlantic Group, Inc.	22,859	808,066
Helen of Troy Ltd. *	7,955	748,565
KB Home	24,515	587,625
NVR, Inc. *	1,043	2,514,266
Tempur Sealy International, Inc. *(a)	13,797	736,622

11 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Toll Brothers, Inc.	44,280	1,749,503
TRI Pointe Group, Inc. *	46,852	617,978
Tupperware Brands Corp.	15,180	1,066,091
		8,828,716

Household Products - 0.2%
Energizer Holdings, Inc.	18,257	876,701

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	19,331	1,844,177

Insurance - 4.1%
Alleghany Corp. *	4,620	2,747,976
American Financial Group, Inc.	22,029	2,189,022
Aspen Insurance Holdings Ltd.	17,951	894,857
Brown & Brown, Inc.	34,420	1,482,469
CNO Financial Group, Inc.	51,232	1,069,724
First American Financial Corp.	33,001	1,474,815
Genworth Financial, Inc., Class A *	146,928	553,919
Hanover Insurance Group, Inc. (The)	12,770	1,131,805
Kemper Corp.	14,665	566,069
Mercury General Corp. (a)	10,757	580,878
Old Republic International Corp.	73,357	1,432,662
Primerica, Inc.	13,472	1,020,504
Reinsurance Group of America, Inc.	19,269	2,473,947
RenaissanceRe Holdings Ltd.	12,070	1,678,333
WR Berkley Corp.	29,022	2,007,452
		21,304,432

Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	9,731	310,419

Internet Software & Services - 0.8%
Cars.com, Inc. *	21,050	560,562
j2 Global, Inc.	14,422	1,227,168
LogMeIn, Inc.	15,765	1,647,442
WebMD Health Corp. *	11,175	655,414
		4,090,586

IT Services - 3.3%
Acxiom Corp. *	23,012	597,852
Broadridge Financial Solutions, Inc.	35,185	2,658,579
Convergys Corp.	27,846	662,178
CoreLogic, Inc. *	25,329	1,098,772
DST Systems, Inc.	18,600	1,147,620
Jack Henry & Associates, Inc.	23,237	2,413,627
Leidos Holdings, Inc.	42,937	2,219,413

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 12

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MAXIMUS, Inc.	19,398	1,214,897
NeuStar, Inc., Class A *	16,592	553,343
Sabre Corp.	61,582	1,340,640
Science Applications International Corp.	12,935	897,948
Teradata Corp. *	39,168	1,155,064
WEX, Inc. *	11,552	1,204,527
		17,164,460

Leisure Products - 0.6%
Brunswick Corp.	26,725	1,676,459
Polaris Industries, Inc. (a)	17,531	1,616,884
		3,293,343

Life Sciences - Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A *	6,229	1,409,685
Bio-Techne Corp.	11,172	1,312,710
Charles River Laboratories International, Inc. *	14,256	1,441,995
INC Research Holdings, Inc., Class A *	16,066	939,861
PAREXEL International Corp. *	15,021	1,305,475
		6,409,726

Machinery - 4.8%
AGCO Corp.	19,971	1,345,846
Crane Co.	15,136	1,201,496
Donaldson Co., Inc.	39,532	1,800,287
Graco, Inc.	16,509	1,804,104
IDEX Corp.	22,835	2,580,583
ITT, Inc.	26,533	1,066,096
Kennametal, Inc.	24,106	902,047
Lincoln Electric Holdings, Inc.	18,508	1,704,402
Nordson Corp.	16,040	1,945,973
Oshkosh Corp.	22,382	1,541,672
Terex Corp.	28,818	1,080,675
Timken Co. (The)	21,006	971,527
Toro Co. (The)	32,194	2,230,722
Trinity Industries, Inc.	45,538	1,276,430
Wabtec Corp. (a)	25,845	2,364,817
Woodward, Inc.	16,300	1,101,554
		24,918,231

Marine - 0.2%
Kirby Corp. *	16,161	1,080,363

Media - 1.4%
AMC Networks, Inc., Class A *	16,583	885,698
Cable One, Inc.	1,383	983,175
Cinemark Holdings, Inc.	31,704	1,231,700

13 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
John Wiley & Sons, Inc., Class A	13,483	711,228
Live Nation Entertainment, Inc. *	39,970	1,392,955
Meredith Corp. (a)	11,010	654,545
New York Times Co., (The), Class A	35,932	635,996
TEGNA, Inc.	64,254	925,900
		7,421,197

Metals & Mining - 1.9%
Allegheny Technologies, Inc.	32,063	545,392
Carpenter Technology Corp.	13,773	515,523
Commercial Metals Co.	34,067	661,922
Compass Minerals International, Inc. (a)	9,963	650,584
Reliance Steel & Aluminum Co.	21,810	1,587,986
Royal Gold, Inc.	19,553	1,528,458
Steel Dynamics, Inc.	72,355	2,591,033
United States Steel Corp. (a)	52,267	1,157,191
Worthington Industries, Inc.	12,951	650,399
		9,888,488

Multi-Utilities - 0.9%
Black Hills Corp.	15,999	1,079,452
MDU Resources Group, Inc.	58,445	1,531,259
NorthWestern Corp.	14,254	869,779
Vectren Corp.	24,824	1,450,715
		4,931,205

Multiline Retail - 0.2%
Big Lots, Inc.	13,136	634,469
Dillard's, Inc., Class A (a)	6,465	372,966
		1,007,435

Oil, Gas & Consumable Fuels - 1.9%
CONSOL Energy, Inc. *	52,080	778,075
Energen Corp. *	29,047	1,434,050
Gulfport Energy Corp. *	46,643	687,984
HollyFrontier Corp.	53,073	1,457,915
Matador Resources Co. *(a)	27,200	581,264
PBF Energy, Inc., Class A (a)	32,100	714,546
QEP Resources, Inc. *	70,632	713,383
SM Energy Co.	28,954	478,610
Southwestern Energy Co. *	151,382	920,403
World Fuel Services Corp.	20,615	792,647
WPX Energy, Inc. *	118,983	1,149,376
		9,708,253

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Paper & Forest Products - 0.3%
Domtar Corp.	18,450	708,849
Louisiana-Pacific Corp. *	42,839	1,032,848
		1,741,697

Personal Products - 0.5%
Avon Products, Inc. *	129,114	490,633
Edgewell Personal Care Co. *	17,183	1,306,252
Nu Skin Enterprises, Inc., Class A	14,864	934,054
		2,730,939

Pharmaceuticals - 0.7%
Akorn, Inc. *	25,673	861,073
Catalent, Inc. *	37,394	1,312,529
Endo International plc *	58,495	653,389
Prestige Brands Holdings, Inc. *	15,605	824,100
		3,651,091

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	11,041	1,194,084
FTI Consulting, Inc. *	12,144	424,554
Manpowergroup, Inc.	19,940	2,226,301
		3,844,939

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	13,601	562,809
Jones Lang LaSalle, Inc.	13,552	1,694,000
		2,256,809

Road & Rail - 1.3%
Avis Budget Group, Inc. *	25,349	691,267
Genesee & Wyoming, Inc., Class A *	18,411	1,259,128
Landstar System, Inc.	12,546	1,073,938
Old Dominion Freight Line, Inc.	20,724	1,973,754
Ryder System, Inc.	16,028	1,153,696
Werner Enterprises, Inc.	13,629	400,011
		6,551,794

Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc. *	19,276	1,208,991
Cree, Inc. *	28,714	707,800
Cypress Semiconductor Corp. (a)	98,585	1,345,685
First Solar, Inc. *(a)	23,003	917,360
Integrated Device Technology, Inc. *	39,330	1,014,321
Microsemi Corp. *	34,556	1,617,221
Monolithic Power Systems, Inc.	11,361	1,095,200
Silicon Laboratories, Inc. *	12,535	856,767

15 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Synaptics, Inc. *	10,266	530,855
Teradyne, Inc.	59,536	1,787,866
Versum Materials, Inc.	32,036	1,041,170
		12,123,236

Software - 3.8%
ACI Worldwide, Inc. *	35,324	790,198
Blackbaud, Inc.	14,185	1,216,364
Cadence Design Systems, Inc. *	83,671	2,802,142
CDK Global, Inc.	43,449	2,696,445
Commvault Systems, Inc. *	12,549	708,391
Fair Isaac Corp.	9,156	1,276,438
Fortinet, Inc. *	44,707	1,673,830
Manhattan Associates, Inc. *	20,753	997,389
PTC, Inc. *	34,570	1,905,498
Take-Two Interactive Software, Inc. *	31,073	2,280,137
Tyler Technologies, Inc. *	10,098	1,773,916
Ultimate Software Group, Inc. (The) *	8,893	1,868,063
		19,988,811

Specialty Retail - 1.7%
Aaron's, Inc.	19,159	745,285
American Eagle Outfitters, Inc.	50,398	607,296
Cabela's, Inc. *	15,466	918,990
Chico's FAS, Inc.	38,946	366,871
Dick's Sporting Goods, Inc.	25,922	1,032,473
GameStop Corp., Class A	30,031	648,970
Michaels Cos., Inc. (The) *	31,200	577,824
Murphy USA, Inc. *	10,225	757,775
Office Depot, Inc.	154,605	871,972
Sally Beauty Holdings, Inc. *	41,128	832,842
Urban Outfitters, Inc. *(a)	26,041	482,800
Williams-Sonoma, Inc. (a)	23,824	1,155,464
		8,998,562

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *	31,727	593,295
Diebold Nixdorf, Inc. (a)	22,240	622,720
NCR Corp. *	36,269	1,481,226
		2,697,241

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	14,327	1,274,386
Deckers Outdoor Corp. *	9,415	642,668
Kate Spade & Co. *	37,818	699,255
Skechers U.S.A., Inc., Class A *	40,036	1,181,062
		3,797,371

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 16

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	146,350	1,921,576
Washington Federal, Inc.	26,316	873,691
		2,795,267

Trading Companies & Distributors - 0.7%
GATX Corp.	11,615	746,496
MSC Industrial Direct Co., Inc., Class A	13,492	1,159,772
NOW, Inc. *	31,682	509,447
Watsco, Inc.	9,096	1,402,603
		3,818,318

Water Utilities - 0.3%
Aqua America, Inc.	53,148	1,769,828

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	28,035	777,971

Total Common Stocks (Cost $401,801,493)		493,268,536

EXCHANGE-TRADED FUNDS - 1.8%
SPDR S&P MidCap 400 ETF Trust	29,800	9,465,076

Total Exchange-Traded Funds (Cost $8,898,215)		9,465,076

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills:
0.573%, 8/17/17^	1,000,000	998,880
0.759%, 8/17/17^	500,000	499,440

Total U.S. Treasury Obligations (Cost $1,498,757)		1,498,320

TIME DEPOSIT - 3.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	19,707,796	19,707,796

Total Time Deposit (Cost $19,707,796)		19,707,796

17 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	20,212,647	20,212,647

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $20,212,647)		20,212,647

TOTAL INVESTMENTS (Cost $452,118,908) - 104.1%		544,152,375
Other assets and liabilities, net - (4.1%)		(21,381,080)
NET ASSETS - 100.0%		522,771,295

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	118	9/17	$20,603,980	($172,190)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $19,710,482 as of June 30, 2017.
(b) Represents an investment in an affiliate effective December 31, 2016 due to the issuer's affiliation with the Portfolio's investment adviser.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).

See notes to financial statements.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $450,941,984) - including $19,710,482 of securities on loan	$542,524,188
Investments in securities of affiliated issuers, at value (identified cost $1,176,924)	1,628,187
Receivable for variation margin on open futures contracts	14,130
Receivable for investments sold	29,416
Receivable for capital shares sold	292,788
Dividends and interest receivable	529,218
Securities lending income receivable	11,786
Directors' deferred compensation plan	137,194
Other assets	6,141
Total assets	545,173,048

LIABILITIES
Payable for investments purchased	1,269,983
Payable for capital shares redeemed	449,942
Deposits for securities loaned	20,212,647
Payable to affiliates:
Investment advisory fee	86,422
Administrative fee	43,211
Distribution and service fees	45,527
Sub-transfer agency fee	3,231
Directors' deferred compensation plan	137,194
Other	33,549
Accrued expenses	120,047
Total liabilities	22,401,753
NET ASSETS	$522,771,295

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$382,679,072
Accumulated undistributed net investment income	6,528,217
Accumulated undistributed net realized gain	41,702,564
Net unrealized appreciation (depreciation)	91,861,442
Total	$522,771,295

NET ASSET VALUE PER SHARE
Class I (based on net assets of $246,248,720 and 2,192,947 shares outstanding)	$112.29
Class F (based on net assets of $276,522,575 and 2,438,081 shares outstanding)	$113.42
See notes to financial statements.

19 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income - unaffiliated issuers (net of foreign taxes withheld of $1,441)	$3,843,434
Dividend income - affiliated issuers	19,044
Interest income	14,720
Securities lending income, net	54,265
Total investment income	3,931,463

EXPENSES
Investment advisory fee	513,836
Administrative fee	308,302
Distribution and service fees:
Class F	267,373
Directors' fees and expenses	11,038
Custodian fees	20,180
Transfer agency fees and expenses:
Class I	10,961
Class F	39,242
Accounting fees	65,870
Professional fees	25,515
Miscellaneous	13,499
Total expenses	1,275,816
Waiver and/or reimbursement of expenses by affiliates	(164,682)
Reimbursement of expenses-other	(6,141)
Net expenses	1,104,993
Net investment income (loss)	2,826,470

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	20,692,321
Investment securities - affiliated issuers	9,336
Futures contracts	626,560
21,328,217

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	4,617,252
Investment securities - affiliated issuers	175,502
Futures contracts	(50,150)
Foreign currency	165
4,742,769

Net realized and unrealized gain (loss)	26,070,986

Net increase (decrease) in net assets resulting from operations	$28,897,456
See notes to financial statements.

www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 20

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017(Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$2,826,470	$3,715,536
Net realized gain (loss)	21,328,217	21,545,681
Net change in unrealized appreciation (depreciation)	4,742,769	35,540,514
Net increase (decrease) in net assets resulting from operations	28,897,456	60,801,731

Distributions to shareholders from:
Net investment income:
Class I shares	—	(998,487)
Class F shares	—	(1,286,890)
Net realized gain:
Class I shares	—	(7,900,708)
Class F shares	—	(8,254,336)
Total distributions to shareholders	—	(18,440,421)

Capital share transactions:
Shares sold:
Class I shares	8,878,328	17,959,063
Class F shares	8,775,039	238,938,368
Reinvestment of distributions:
Class I shares	—	8,899,195
Class F shares	—	9,541,226
Shares redeemed:
Class I shares	(23,010,658)	(36,608,347)
Class F shares	(8,084,719)	(9,287,540)
Total capital share transactions	(13,442,010)	229,441,965

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,455,446	271,803,275

NET ASSETS
Beginning of period	507,315,849	235,512,574
End of period (including accumulated undistributed net investment income of $6,528,217 and $3,701,747, respectively)	$522,771,295	$507,315,849
See notes to financial statements.

21 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017(Unaudited)	Year Ended December 31, 2016
Shares sold:
Class I shares	80,857	181,528
Class F shares	78,431	2,292,555
Reinvestment of distributions:
Class I shares	—	83,781
Class F shares	—	88,822
Shares redeemed:
Class I shares	(209,256)	(374,747)
Class F shares	(72,733)	(89,586)
Total capital share activity	(122,701)	2,182,353
See notes to financial statements.

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CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$106.11		$91.52	$95.73	$96.10	$75.22	$66.38
Income from investment operations:
Net investment income	0.67		1.12	1.02	1.00	0.88	0.86
Net realized and unrealized gain (loss)	5.51		17.43	(3.56)	7.99	23.70	10.58
Total from investment operations	6.18		18.55	(2.54)	8.99	24.58	11.44
Distributions from:
Net investment income	—		(0.44)	(0.09)	(1.01)	(0.82)	(0.72)
Net realized gain	—		(3.52)	(1.58)	(8.35)	(2.88)	(1.88)
Total distributions	—		(3.96)	(1.67)	(9.36)	(3.70)	(2.60)
Total increase (decrease) in net asset value	6.18		14.59	(4.21)	(0.37)	20.88	8.84
Net asset value, ending	$112.29		$106.11	$91.52	$95.73	$96.10	$75.22
Total return (b)	5.82%		20.27%	(2.68%)	9.25%	32.82%	17.31%
Ratios to average net assets: (c)
Total expenses	0.38%	(d)	0.54%	0.54%	0.53%	0.52%	0.53%
Net expenses	0.30%	(d)	0.41%	0.54%	0.53%	0.52%	0.53%
Net investment income	1.23%	(d)	1.15%	1.05%	1.01%	1.00%	1.17%
Portfolio turnover	11%		20%	13%	14%	12%	10%
Net assets, ending (in thousands)	$246,249		$246,310	$222,462	$241,929	$244,903	$188,872

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
See notes to financial statements.

23 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$107.30		$92.83	$97.20	$97.32	$76.04	$67.03
Income from investment operations:
Net investment income	0.54		1.14	0.85	0.81	0.65	0.71
Net realized and unrealized gain (loss)	5.58		17.40	(3.64)	8.04	23.94	10.64
Total from investment operations	6.12		18.54	(2.79)	8.85	24.59	11.35
Distributions from:
Net investment income	—		(0.55)	—	(0.62)	(0.43)	(0.46)
Net realized gain	—		(3.52)	(1.58)	(8.35)	(2.88)	(1.88)
Total distributions	—		(4.07)	(1.58)	(8.97)	(3.31)	(2.34)
Total increase (decrease) in net asset value	6.12		14.47	(4.37)	(0.12)	21.28	9.01
Net asset value, ending	$113.42		$107.30	$92.83	$97.20	$97.32	$76.04
Total return (b)	5.71%		19.96%	(2.90%)	9.00%	32.47%	16.99%
Ratios to average net assets: (c)
Total expenses	0.60%	(d)	0.79%	0.77%	0.75%	0.90%	0.86%
Net expenses	0.55%	(d)	0.66%	0.77%	0.75%	0.81%	0.80%
Net investment income	0.98%	(d)	1.10%	0.86%	0.81%	0.73%	0.95%
Portfolio turnover	11%		20%	13%	14%	12%	10%
Net assets, ending (in thousands)	$276,523		$261,005	$13,051	$8,601	$6,148	$2,677

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP S&P MidCap 400 Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 20 million shares have been allocated to each class of the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

25 www.calvert.com CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3*	TOTAL
Common Stocks	$493,268,536	**	$—	$—	$493,268,536
Exchange-Traded Funds	9,465,076		—	—	9,465,076
U.S. Treasury Obligations	—		1,498,320	—	1,498,320
Time Deposit	—		19,707,796	—	19,707,796
Short Term Investment of Cash Collateral for Securities Loaned	20,212,647		—	—	20,212,647
TOTAL	$522,946,259		$21,206,116	$—	$544,152,375
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts***	($172,190)		$—	$—	($172,190)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
*** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

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Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $513,836, or 0.20% (annualized) of the Portfolio’s average daily net assets.

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Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Portfolio pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.30% for Class I and 0.55% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $113,298.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $308,302, of which $51,384 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $267,373 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $19,269 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $6,141, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $52,879,107 and $71,372,960, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$451,909,435
Gross unrealized appreciation	$109,973,091
Gross unrealized depreciation	(17,730,151)
Net unrealized appreciation (depreciation)	$92,242,940

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NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$—	*	Net unrealized appreciation (depreciation)	($172,190)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$626,560	($50,150)
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $16,170,179.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $19,710,482 and the total value of collateral received was $20,212,647.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,212,647	$—	$—	$—	$20,212,647
Total					$20,212,647
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.

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NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE G — AFFILIATED COMPANIES
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. Transactions in affiliated companies by the Portfolio for the six months ended June 30, 2017 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	34,181	575	(348)	34,408	$1,628,187	$19,044	$9,336	$—	$175,502
TOTALS					$1,628,187	$19,044	$9,336	$—	$175,502
NOTE H — CAPITAL SHARES
At June 30, 2017, a separate account of an insurance company that is an affiliate of AIP and a separate account of another insurance company owned 38.0% and 51.0%, respectively, of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP S&P MidCap 400 Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP S&P MidCap 400 Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial
Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling
1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at
www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24224 6.30.17

Calvert VP Nasdaq 100 Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
23	Officers and Directors
24	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	16.50%	28.67%	17.43%	11.77%
Class F at NAV	10/30/2015	04/27/2000	16.36	28.33	17.33	11.72

NASDAQ-100 Index	—	—	16.78%	29.39%	18.16%	12.45%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.62%	1.43%
Net					0.48	0.73

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)

Information Technology	55.3%	Apple, Inc.	11.2%
Consumer Discretionary	21.5%	Microsoft Corp.	7.9%
Health Care	11.0%	Amazon.com, Inc.	6.9%
Consumer Staples	5.2%	Facebook, Inc., Class A	5.3%
Industrials	2.2%	Alphabet, Inc., Class C	4.7%
Exchange-Traded Funds	2.0%	Alphabet, Inc., Class A	4.1%
Time Deposit	1.6%	Comcast Corp., Class A	2.7%
Telecommunication Services	0.9%	Intel Corp.	2.4%
U.S. Treasury Obligations	0.3%	Cisco Systems, Inc.	2.3%
Total	100.0%	Powershares QQQ Trust, Series 1	2.0%
		Total	49.5%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,165.00	$2.58**	0.48%
Class F	$1,000.00	$1,163.60	$3.92**	0.73%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41**	0.48%
Class F	$1,000.00	$1,021.18	$3.66**	0.73%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 4

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.2%
Airlines - 0.4%
American Airlines Group, Inc.	8,825	444,074

Automobiles - 0.9%
Tesla, Inc. *	2,943	1,064,218

Beverages - 0.4%
Monster Beverage Corp. *	10,172	505,345

Biotechnology - 8.1%
Alexion Pharmaceuticals, Inc. *	4,027	489,965
Amgen, Inc.	13,175	2,269,130
Biogen, Inc. *	3,800	1,031,168
BioMarin Pharmaceutical, Inc. *	3,126	283,903
Celgene Corp. *	13,990	1,816,881
Gilead Sciences, Inc.	23,410	1,656,960
Incyte Corp. *	3,669	461,964
Regeneron Pharmaceuticals, Inc. *	1,873	919,905
Shire plc (ADR)	1,403	231,874
Vertex Pharmaceuticals, Inc. *	4,449	573,343
		9,735,093

Commercial Services & Supplies - 0.2%
Cintas Corp.	1,881	237,081

Communications Equipment - 2.3%
Cisco Systems, Inc.	89,576	2,803,729

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	7,864	1,257,690
Walgreens Boots Alliance, Inc.	19,365	1,516,473
		2,774,163

Food Products - 2.5%
Kraft Heinz Co. (The)	21,814	1,868,151
Mondelez International, Inc., Class A	27,182	1,173,991
		3,042,142

5 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 1.1%
DENTSPLY SIRONA, Inc.	4,134	268,049
Hologic, Inc. *	4,987	226,310
IDEXX Laboratories, Inc. *	1,583	255,528
Intuitive Surgical, Inc. *	660	617,344
		1,367,231

Health Care Providers & Services - 0.8%
Express Scripts Holding Co. *	10,633	678,811
Henry Schein, Inc. *	1,421	260,071
		938,882

Health Care Technology - 0.3%
Cerner Corp. *	5,929	394,101

Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc., Class A	6,788	680,904
Norwegian Cruise Line Holdings Ltd. *	4,083	221,666
Starbucks Corp.	25,943	1,512,737
Wynn Resorts Ltd.	1,860	249,463
		2,664,770

Internet & Direct Marketing Retail - 10.6%
Amazon.com, Inc. *	8,563	8,288,984
Ctrip.com International Ltd. (ADR) *	7,983	429,964
Expedia, Inc.	2,462	366,715
JD.com, Inc. (ADR) *	16,446	645,012
Liberty Interactive Corp. QVC Group, Class A *	7,551	185,302
Liberty Ventures, Series A *	1,430	74,775
Netflix, Inc. *	7,740	1,156,433
Priceline Group, Inc. (The) *	880	1,646,058
		12,793,243

Internet Software & Services - 16.0%
Akamai Technologies, Inc. *	3,099	154,361
Alphabet, Inc.:
Class A *	5,332	4,957,054
Class C *	6,216	5,648,666
Baidu, Inc. (ADR) *	4,949	885,178
eBay, Inc. *	19,390	677,099
Facebook, Inc., Class A *	42,351	6,394,154
MercadoLibre, Inc.	791	198,446
NetEase, Inc. (ADR)	1,366	410,660
		19,325,618

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
IT Services - 2.9%
Automatic Data Processing, Inc.	8,015	821,217
Cognizant Technology Solutions Corp., Class A	10,552	700,653
Fiserv, Inc. *	3,805	465,504
Paychex, Inc.	6,474	368,629
PayPal Holdings, Inc. *	21,521	1,155,032
		3,511,035

Leisure Products - 0.3%
Hasbro, Inc.	2,237	249,448
Mattel, Inc.	6,008	129,352
		378,800

Life Sciences - Tools & Services - 0.4%
Illumina, Inc. *	2,633	456,878

Machinery - 0.4%
PACCAR, Inc.	6,295	415,722

Media - 6.2%
Charter Communications, Inc., Class A *	4,793	1,614,522
Comcast Corp., Class A	84,801	3,300,455
Discovery Communications, Inc.:
Class A *	2,656	68,604
Class C *	4,018	101,294
DISH Network Corp., Class A *	4,080	256,061
Liberty Global plc:
Class A *	4,249	136,478
Class C *	10,911	340,205
Liberty Global plc LiLAC:
Class A *(a)	950	20,681
Class C *	2,175	46,567
Sirius XM Holdings, Inc. (a)	83,574	457,150
Twenty-First Century Fox, Inc.:
Class A	18,923	536,278
Class B	14,339	399,628
Viacom, Inc., Class B	6,248	209,745
		7,487,668

Multiline Retail - 0.3%
Dollar Tree, Inc. *	4,232	295,901

Pharmaceuticals - 0.3%
Mylan NV *	9,606	372,905

7 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Professional Services - 0.2%
Verisk Analytics, Inc. *	2,962	249,904

Road & Rail - 0.9%
CSX Corp.	16,529	901,822
JB Hunt Transport Services, Inc.	2,010	183,674
		1,085,496

Semiconductors & Semiconductor Equipment - 10.5%
Analog Devices, Inc.	6,581	512,002
Applied Materials, Inc.	19,252	795,300
Broadcom Ltd.	7,190	1,675,629
Intel Corp.	84,362	2,846,374
KLA-Tencor Corp.	2,802	256,411
Lam Research Corp.	2,890	408,733
Maxim Integrated Products, Inc.	5,018	225,308
Microchip Technology, Inc.	4,110	317,210
Micron Technology, Inc. *	19,830	592,124
NVIDIA Corp.	10,659	1,540,865
QUALCOMM, Inc.	26,468	1,461,563
Skyworks Solutions, Inc.	3,306	317,211
Texas Instruments, Inc.	17,849	1,373,123
Xilinx, Inc.	4,478	288,025
		12,609,878

Software - 11.9%
Activision Blizzard, Inc.	13,520	778,346
Adobe Systems, Inc. *	8,885	1,256,694
Autodesk, Inc. *	3,964	399,651
CA, Inc.	7,523	259,318
Check Point Software Technologies Ltd. *	2,973	324,295
Citrix Systems, Inc. *	2,708	215,503
Electronic Arts, Inc. *	5,543	586,006
Intuit, Inc.	4,595	610,262
Microsoft Corp.	138,313	9,533,915
Symantec Corp.	10,897	307,840
		14,271,830

Specialty Retail - 1.0%
O'Reilly Automotive, Inc. *	1,648	360,483
Ross Stores, Inc.	7,091	409,363
Tractor Supply Co.	2,355	127,665
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,105	317,511
		1,215,022

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 8

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	93,406	13,452,332
Seagate Technology plc (a)	5,268	204,135
Western Digital Corp.	5,180	458,948
		14,115,415

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,202	226,443

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. *	14,863	900,995
Vodafone Group plc (ADR)	7,710	221,508
		1,122,503

Total Common Stocks (Cost $52,782,156)		115,905,090

EXCHANGE-TRADED FUNDS - 2.0%
Powershares QQQ Trust, Series 1	17,400	2,394,936

Total Exchange-Traded Funds (Cost $1,877,629)		2,394,936

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	300,000	299,664

Total U.S. Treasury Obligations (Cost $299,776)		299,664

TIME DEPOSIT - 1.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	1,970,475	1,970,475

Total Time Deposit (Cost $1,970,475)		1,970,475

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	555,517	555,517

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $555,517)		555,517

TOTAL INVESTMENTS (Cost $57,485,553) - 100.5%		121,125,682
Other assets and liabilities, net - (0.5%)		(624,440)
NET ASSETS - 100.0%		120,501,242

9 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini NASDAQ 100 Index	20	9/17	$2,261,100	$20,389)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $550,812 as of June 30, 2017.

Abbreviations:
ADR:	American Depositary Receipt
See notes to financial statements.

www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 10

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $57,485,553) - including $550,812 of securities on loan	$121,125,682
Receivable for capital shares sold	8,273
Dividends and interest receivable	46,020
Securities lending income receivable	1,162
Directors' deferred compensation plan	51,679
Other assets	1,424
Total assets	121,234,240

LIABILITIES
Payable for variation margin on open futures contracts	100
Payable for capital shares redeemed	33,592
Deposits for securities loaned	555,517
Payable to affiliates:
Investment advisory fee	30,438
Administrative fee	10,146
Distribution and service fees	289
Sub-transfer agency fee	706
Directors' deferred compensation plan	51,679
Other	9,848
Accrued expenses and other liabilities	40,683
Total liabilities	732,998
NET ASSETS	$120,501,242

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares of $0.10 par value authorized)	$52,685,626
Accumulated undistributed net investment income	1,118,885
Accumulated undistributed net realized gain	3,076,991
Net unrealized appreciation (depreciation)	63,619,740
Total	$120,501,242

NET ASSET VALUE PER SHARE
Class I (based on net assets of $119,121,698 and 2,034,399 shares outstanding)	$58.55
Class F (based on net assets of $1,379,544 and 23,681 shares outstanding)	$58.26

See notes to financial statements.

11 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$726,541
Interest income	2,244
Securities lending income, net	5,822
Total investment income	734,607

EXPENSES
Investment advisory fee	173,638
Administrative fee	69,455
Distribution and service fees:
Class F	1,479
Directors' fees and expenses	2,749
Custodian fees	5,952
Transfer agency fees and expenses:
Class I	8,068
Class F	1,621
Accounting fees	16,870
Professional fees	12,347
Reports to shareholders	984
Miscellaneous	22,163
Total expenses	315,326
Waiver and/or reimbursement of expenses by affiliate	(34,599)
Reimbursement of expenses-other	(1,424)
Net expenses	279,303
Net investment income (loss)	455,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	1,643,498
Futures contracts	272,938
1,916,436

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	14,950,928
Futures contracts	(19,795)
14,931,133

Net realized and unrealized gain (loss)	16,847,569

Net increase (decrease) in net assets resulting from operations	$17,302,873
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$455,304	$669,041
Net realized gain (loss)	1,916,436	1,171,447
Net change in unrealized appreciation (depreciation)	14,931,133	5,258,514
Net increase (decrease) in net assets resulting from operations	17,302,873	7,099,002

Distributions to shareholders from:
Net investment income:
Class I shares	—	(517,579)
Class F shares	—	(6,404)
Net realized gain:
Class I shares	—	(3,281,581)
Class F shares	—	(34,321)
Total distributions to shareholders	—	(3,839,885)

Capital share transactions:
Shares sold:
Class I shares	5,553,459	17,976,178
Class F shares	429,649	958,966
Reinvestment of distributions:
Class I shares	—	3,799,160
Class F shares	—	40,725
Shares redeemed:
Class I shares	(8,016,883)	(14,215,532)
Class F shares	(304,629)	(56,450)
Total capital share transactions	(2,338,404)	8,503,047

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,964,469	11,762,164

NET ASSETS
Beginning of period	105,536,773	93,774,609
End of period (including accumulated undistributed net investment income of $1,118,885 and $663,581, respectively)	$120,501,242	$105,536,773
See notes to financial statements.

13 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Shares sold:
Class I shares	98,724	376,970
Class F shares	7,802	19,969
Reinvestment of distributions:
Class I shares	—	74,625
Class F shares	—	803
Shares redeemed:
Class I shares	(142,330)	(288,812)
Class F shares	(5,841)	(1,075)
Total capital share activity	(41,645)	182,480
See notes to financial statements.

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CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$50.26		$48.91	$45.59	$42.98	$32.57	$29.67
Income from investment operations:
Net investment income	0.22		0.34	0.29	0.53	0.32	0.28
Net realized and unrealized gain (loss)	8.07		2.91	3.87	7.55	11.39	4.90
Total from investment operations	8.29		3.25	4.16	8.08	11.71	5.18
Distributions from:
Net investment income	—		(0.26)	(0.03)	(0.57)	(0.32)	(0.24)
Net realized gain	—		(1.64)	(0.81)	(4.90)	(0.98)	(2.04)
Total distributions	—		(1.90)	(0.84)	(5.47)	(1.30)	(2.28)
Total increase (decrease) in net asset value	8.29		1.35	3.32	2.61	10.41	2.90
Net asset value, ending	$58.55		$50.26	$48.91	$45.59	$42.98	$32.57
Total return (b)	16.50%		6.59%	9.07%	18.66%	36.05%	17.62%
Ratios to average net assets: (c)
Total expenses	0.54%	(d)	0.66%	0.62%	0.63%	0.61%	0.63%
Net expenses	0.48%	(d)	0.64%	0.62%	0.63%	0.61%	0.63%
Net investment income	0.79%	(d)	0.69%	0.61%	1.07%	0.80%	0.84%
Portfolio turnover	1%		5%	8%	11%	13%	17%
Net assets, ending (in thousands)	$119,122		$104,449	$93,676	$82,697	$80,774	$64,689

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.

See notes to financial statements.

15 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2016 (a)	2015 (a)(b)
Net asset value, beginning	$50.07		$48.91	$50.24
Income from investment operations:
Net investment income	0.15		0.18	0.06
Net realized and unrealized gain (loss)	8.04		2.93	(0.58)
Total from investment operations	8.19		3.11	(0.52)
Distributions from:
Net investment income	—		(0.31)	—
Net realized gain	—		(1.64)	(0.81)
Total distributions	—		(1.95)	(0.81)
Total increase (decrease) in net asset value	8.19		1.16	(1.33)
Net asset value, ending	$58.26		$50.07	$48.91
Total return (c)	16.36%		6.30%	(1.07%)
Ratios to average net assets: (d)
Total expenses	1.05%	(e)	1.48%	0.87%	(e)
Net expenses	0.73%	(e)	0.94%	0.87%	(e)
Net investment income	0.53%	(e)	0.36%	0.71%	(e)
Portfolio turnover	1%		5%	8%
Net assets, ending (in thousands)	$1,380		$1,088	$99

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Nasdaq 100 Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 20 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is non-diversified, is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

17 www.calvert.com CALVERT VP NASDAQ 100 INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1		LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$115,905,090	*	$—	$—	$115,905,090
Exchange-Traded Funds	2,394,936		—	—	2,394,936
U.S. Treasury Obligations	—		299,664	—	299,664
Time Deposit	—		1,970,475	—	1,970,475
Short Term Investment of Cash Collateral for Securities Loaned	555,517		—	—	555,517
TOTAL	$118,855,543		$2,270,139	$—	$121,125,682
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts **	($20,389)		$—	$—	($20,389)

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $173,638.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Portfolio pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $23,023.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $69,455, of which $11,576 were waived.

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The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $1,479 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $4,341 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,424, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,647,544 and $3,620,005, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$57,500,278
Gross unrealized appreciation	$64,760,014
Gross unrealized depreciation	(1,134,610)
Net unrealized appreciation (depreciation)	$63,625,404
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$— *	Net unrealized appreciation (depreciation)	($20,389)*
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$272,938	($19,795)
The average notional cost of futures contracts – long outstanding during the six months ended June 30, 2017 was $1,725,666.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $550,812 and the total value of collateral received was $555,517.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$555,517	$—	$—	$—	$555,517
Total					$555,517
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.

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NOTE G — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 60.0% of the value of the outstanding shares of the Portfolio and separate accounts of two other insurance companies each owned more than 10% of the value of the outstanding shares of the Portfolio, aggregating 26.4%.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Nasdaq 100 Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Nasdaq 100 Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24230 6.30.17

Calvert VP Russell 2000® Small Cap Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
67	Officers and Directors
68	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Kevin L. Keene, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	04/27/2000	04/27/2000	4.86%	24.21%	13.01%	6.26%
Class F at NAV	10/04/2005	04/27/2000	4.73	23.90	12.76	6.04

Russell 2000® Index	—	—	4.99%	24.60%	13.69%	6.91%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.66%	0.87%
Net					0.38	0.63

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST EQUITY HOLDINGS (% of net assets)

Financials	16.6%	iShares Russell 2000 ETF	3.1%
Information Technology	15.7%	Kite Pharma, Inc.	0.3%
Health Care	13.8%	Gramercy Property Trust	0.2%
Industrials	13.4%	Catalent, Inc.	0.2%
Consumer Discretionary	11.5%	Medidata Solutions, Inc.	0.2%
Real Estate	6.9%	PAREXEL International Corp.	0.2%
Time Deposit	4.7%	HealthSouth Corp.	0.2%
Materials	4.0%	IDACORP, Inc.	0.2%
Utilities	3.4%	Bluebird Bio, Inc.	0.2%
Energy	3.3%	Fair Isaac Corp.	0.2%
Exchange-Traded Funds	3.0%	Total	5.0%
Consumer Staples	2.4%
Telecommunication Services	0.8%
U.S. Treasury Obligations	0.5%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,048.60	$1.93**	0.38%
Class F	$1,000.00	$1,047.30	$3.20**	0.63%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.91	$1.91**	0.38%
Class F	$1,000.00	$1,021.67	$3.16**	0.63%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 91.7%
Aerospace & Defense - 1.3%
AAR Corp.	2,738	95,173
Aerojet Rocketdyne Holdings, Inc. *	6,071	126,277
Aerovironment, Inc. *	1,707	65,208
Astronics Corp. *	1,883	57,375
Axon Enterprise, Inc. *	4,509	113,356
Cubic Corp.	2,177	100,795
Curtiss-Wright Corp.	3,882	356,290
DigitalGlobe, Inc. *	5,454	181,618
Ducommun, Inc. *	914	28,864
Engility Holdings, Inc. *	1,480	42,032
Esterline Technologies Corp. *	2,299	217,945
KEYW Holding Corp. (The) *	3,749	35,053
KLX, Inc. *	4,563	228,150
Kratos Defense & Security Solutions, Inc. *	6,290	74,663
Mercury Systems, Inc. *	4,114	173,158
Moog, Inc., Class A *	2,761	198,019
National Presto Industries, Inc.	420	46,410
Sparton Corp. *	882	19,395
Triumph Group, Inc.	4,259	134,585
Vectrus, Inc. *	813	26,276
Wesco Aircraft Holdings, Inc. *	4,699	50,984
		2,371,626

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	4,568	99,491
Atlas Air Worldwide Holdings, Inc. *	1,930	100,650
Echo Global Logistics, Inc. *	2,286	45,491
Forward Air Corp.	2,636	140,446
Hub Group, Inc., Class A *	2,896	111,062
Radiant Logistics, Inc. *	2,087	11,228
		508,368

Airlines - 0.3%
Allegiant Travel Co.	1,141	154,720
Hawaiian Holdings, Inc. *	4,555	213,857
SkyWest, Inc.	4,455	156,370
		524,947

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. *	7,128	111,197
Cooper Tire & Rubber Co.	4,783	172,666
Cooper-Standard Holding, Inc. *	1,540	155,340

5 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Dana, Inc.	12,877	287,544
Dorman Products, Inc. *	2,405	199,062
Fox Factory Holding Corp. *	3,076	109,506
Gentherm, Inc. *	3,149	122,181
Horizon Global Corp. *	2,240	32,166
LCI Industries	2,128	217,907
Modine Manufacturing Co. *	4,047	66,978
Motorcar Parts of America, Inc. *	1,400	39,536
Shiloh Industries, Inc. *	764	8,969
Standard Motor Products, Inc.	1,855	96,868
Stoneridge, Inc. *	2,174	33,501
Superior Industries International, Inc.	1,957	40,216
Tenneco, Inc.	4,688	271,107
Tower International, Inc.	1,846	41,443
VOXX International Corp. *	1,760	14,432
		2,020,619

Automobiles - 0.1%
Winnebago Industries, Inc.	2,766	96,810

Banks - 9.6%
1st Source Corp.	1,262	60,500
Access National Corp.	1,047	27,766
ACNB Corp.	464	14,152
Allegiance Bancshares, Inc. *	856	32,785
American National Bankshares, Inc.	705	26,050
Ameris Bancorp	3,188	153,662
Ames National Corp.	756	23,134
Arrow Financial Corp.	1,033	32,694
Atlantic Capital Bancshares, Inc. *	1,833	34,827
Banc of California, Inc.	3,886	83,549
BancFirst Corp.	737	71,194
Banco Latinoamericano de Comercio Exterior S.A.	2,614	71,571
Bancorp, Inc. (The) *	4,384	33,231
BancorpSouth, Inc.	7,480	228,140
Bank of Commerce Holdings	1,360	15,028
Bank of Marin Bancorp	545	33,545
Bank of NT Butterfield & Son Ltd. (The)	4,723	161,054
Bankwell Financial Group, Inc.	446	13,929
Banner Corp.	2,893	163,483
Bar Harbor Bankshares	1,146	35,320
BCB Bancorp, Inc.	832	12,730
Berkshire Hills Bancorp, Inc.	3,121	109,703
Blue Hills Bancorp, Inc.	1,921	34,386
Boston Private Financial Holdings, Inc.	7,071	108,540
Bridge Bancorp, Inc.	1,543	51,382
Brookline Bancorp, Inc.	6,592	96,243

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 6

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bryn Mawr Bank Corp.	1,427	60,647
C&F Financial Corp.	251	11,772
Cadence BanCorp *	765	16,738
California First National Bancorp	183	3,450
Camden National Corp.	1,318	56,555
Capital Bank Financial Corp., Class A	2,553	97,269
Capital City Bank Group, Inc.	1,232	25,157
Capstar Financial Holdings, Inc. *	756	13,411
Carolina Financial Corp.	1,263	40,820
Cathay General Bancorp	6,414	243,411
CenterState Banks, Inc.	4,735	117,712
Central Pacific Financial Corp.	2,617	82,357
Central Valley Community Bancorp	682	15,113
Century Bancorp, Inc., Class A	277	17,617
Chemical Financial Corp.	6,225	301,352
Chemung Financial Corp.	245	10,016
Citizens & Northern Corp.	1,125	26,168
City Holding Co.	1,332	87,739
Civista Bancshares, Inc.	871	18,186
CNB Financial Corp.	1,282	30,730
CoBiz Financial, Inc.	2,995	52,113
Codorus Valley Bancorp, Inc.	631	17,920
Columbia Banking System, Inc.	5,015	199,848
Commerce Union Bancshares, Inc.	609	14,537
Community Bank System, Inc.	4,311	240,424
Community Bankers Trust Corp. *	1,884	15,543
Community Financial Corp. (The)	347	13,360
Community Trust Bancorp, Inc.	1,316	57,575
ConnectOne Bancorp, Inc.	2,307	52,023
County Bancorp, Inc.	375	9,000
CU Bancorp *	1,297	46,887
Customers Bancorp, Inc. *	2,287	64,676
CVB Financial Corp.	8,737	195,971
DNB Financial Corp.	272	9,330
Eagle Bancorp, Inc. *	2,641	167,175
Enterprise Bancorp, Inc.	790	28,077
Enterprise Financial Services Corp.	1,978	80,702
Equity Bancshares, Inc., Class A *	935	28,648
Evans Bancorp, Inc.	406	16,220
Farmers & Merchants Bancorp, Inc.	389	24,118
Farmers Capital Bank Corp.	578	22,282
Farmers National Banc Corp.	1,937	28,087
FB Financial Corp. *(a)	558	20,194
FCB Financial Holdings, Inc., Class A *	3,091	147,595
Fidelity Southern Corp.	1,909	43,640
Financial Institutions, Inc.	1,134	33,793
First Bancorp	2,149	67,178

7 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Bancorp, Inc.	691	18,698
First BanCorp. *	14,394	83,341
First Bancshares, Inc. (The)	746	20,590
First Busey Corp.	2,855	83,709
First Business Financial Services, Inc.	708	16,341
First Citizens BancShares, Inc., Class A	655	244,118
First Commonwealth Financial Corp.	8,496	107,729
First Community Bancshares, Inc.	1,464	40,040
First Community Financial Partners, Inc. *	1,059	13,661
First Connecticut Bancorp, Inc.	1,089	27,933
First Financial Bancorp	5,410	149,857
First Financial Bankshares, Inc. (a)	5,513	243,675
First Financial Corp.	780	36,894
First Financial Northwest, Inc.	708	11,420
First Foundation, Inc. *	2,056	33,780
First Guaranty Bancshares, Inc.	342	9,316
First Internet Bancorp	405	11,360
First Interstate BancSystem, Inc., Class A	2,122	78,938
First Merchants Corp.	3,519	141,253
First Mid-Illinois Bancshares, Inc.	882	30,200
First Midwest Bancorp, Inc.	8,833	205,897
First Northwest Bancorp *	864	13,625
First of Long Island Corp. (The)	2,051	58,659
Flushing Financial Corp.	2,270	63,991
FNB Bancorp	466	12,796
Franklin Financial Network, Inc. *	950	39,187
Fulton Financial Corp.	14,857	282,283
German American Bancorp, Inc.	1,728	58,908
Glacier Bancorp, Inc.	6,584	241,040
Great Southern Bancorp, Inc.	940	50,290
Great Western Bancorp, Inc.	5,101	208,172
Green Bancorp, Inc. *	1,638	31,777
Guaranty Bancorp	2,062	56,086
Guaranty Bancshares, Inc.	177	5,655
Hancock Holding Co.	7,402	362,698
Hanmi Financial Corp.	2,767	78,721
HarborOne Bancorp, Inc. *	1,232	24,591
Heartland Financial USA, Inc.	2,156	101,548
Heritage Commerce Corp.	3,178	43,793
Heritage Financial Corp.	2,334	61,851
Hilltop Holdings, Inc.	6,480	169,841
Home BancShares, Inc.	11,351	282,640
HomeTrust Bancshares, Inc. *	1,500	36,600
Hope Bancorp, Inc.	11,083	206,698
Horizon Bancorp	1,870	49,274
Howard Bancorp, Inc. *	773	14,880
IBERIABANK Corp.	4,441	361,941

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 8

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Independent Bank Corp.	1,586	34,495
Independent Bank Corp./Rockland	2,235	148,963
Independent Bank Group, Inc.	1,550	92,225
International Bancshares Corp.	4,729	165,751
Investar Holding Corp.	717	16,419
Investors Bancorp, Inc.	22,769	304,194
Lakeland Bancorp, Inc.	3,940	74,269
Lakeland Financial Corp.	2,121	97,311
LCNB Corp.	686	13,720
LegacyTexas Financial Group, Inc.	4,150	158,239
Live Oak Bancshares, Inc.	1,524	36,881
Macatawa Bank Corp.	2,061	19,662
MainSource Financial Group, Inc.	2,169	72,683
MB Financial, Inc.	7,115	313,345
MBT Financial Corp.	1,386	13,444
Mercantile Bank Corp.	1,239	39,004
Middlefield Banc Corp.	230	11,592
Midland States Bancorp, Inc.	1,164	39,017
MidSouth Bancorp, Inc.	780	9,165
MidWestOne Financial Group, Inc.	980	33,212
MutualFirst Financial, Inc.	424	15,137
National Bank Holdings Corp., Class A	2,041	67,578
National Bankshares, Inc. (a)	531	21,665
National Commerce Corp. *	924	36,544
NBT Bancorp, Inc.	3,663	135,348
Nicolet Bankshares, Inc. *	785	42,947
Northeast Bancorp	637	12,963
Northrim BanCorp, Inc.	525	15,960
Norwood Financial Corp.	335	14,154
OFG Bancorp	3,440	34,400
Ohio Valley Banc Corp.	358	12,906
Old Line Bancshares, Inc.	652	18,373
Old National Bancorp	11,477	197,978
Old Point Financial Corp.	318	10,456
Old Second Bancorp, Inc.	2,274	26,265
Opus Bank	1,820	44,044
Orrstown Financial Services, Inc.	576	13,162
Pacific Continental Corp.	1,903	48,622
Pacific Mercantile Bancorp *	1,193	10,498
Pacific Premier Bancorp, Inc. *	3,441	126,973
Paragon Commercial Corp. *	369	19,361
Park National Corp.	1,149	119,174
Park Sterling Corp.	3,952	46,950
Parke Bancorp, Inc.	502	11,245
Peapack Gladstone Financial Corp.	1,336	41,803
Penns Woods Bancorp, Inc. (a)	415	17,090
People's Utah Bancorp	1,012	27,122

9 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Peoples Bancorp of North Carolina, Inc.	371	11,724
Peoples Bancorp, Inc.	1,418	45,560
Peoples Financial Services Corp.	676	29,561
Preferred Bank	1,057	56,518
Premier Financial Bancorp, Inc.	729	15,025
QCR Holdings, Inc.	901	42,707
Renasant Corp.	3,792	165,862
Republic Bancorp, Inc., Class A	907	32,380
Republic First Bancorp, Inc. *	4,071	37,657
S&T Bancorp, Inc.	2,878	103,205
Sandy Spring Bancorp, Inc.	2,071	84,207
Seacoast Banking Corp. of Florida *	3,509	84,567
ServisFirst Bancshares, Inc.	3,980	146,822
Shore Bancshares, Inc.	977	16,072
Sierra Bancorp	987	24,231
Simmons First National Corp., Class A	2,531	133,890
SmartFinancial, Inc. *	629	15,021
South State Corp.	2,537	217,421
Southern First Bancshares, Inc. *	447	16,561
Southern National Bancorp of Virginia, Inc.	1,573	27,685
Southside Bancshares, Inc.	2,276	79,506
Southwest Bancorp, Inc.	1,698	43,384
State Bank Financial Corp.	3,294	89,333
Sterling Bancorp	11,575	269,119
Stock Yards Bancorp, Inc.	1,843	71,693
Stonegate Bank	1,231	56,848
Summit Financial Group, Inc.	649	14,278
Sun Bancorp, Inc.	943	23,245
Sunshine Bancorp, Inc. *	647	13,788
Texas Capital Bancshares, Inc. *	4,375	338,625
Tompkins Financial Corp.	1,253	98,636
TowneBank	4,827	148,672
TriCo Bancshares	1,576	55,396
TriState Capital Holdings, Inc. *	1,979	49,871
Triumph Bancorp, Inc. *	1,130	27,742
Trustmark Corp.	5,825	187,332
Two River Bancorp	632	11,749
UMB Financial Corp.	3,878	290,307
Umpqua Holdings Corp.	19,452	357,139
Union Bankshares Corp.	3,789	128,447
Union Bankshares, Inc.	303	14,393
United Bankshares, Inc. (a)	8,784	344,333
United Community Banks, Inc.	6,061	168,496
United Security Bancshares	1,143	10,573
Unity Bancorp, Inc.	677	11,644
Univest Corp. of Pennsylvania	2,279	68,256
Valley National Bancorp	22,683	267,886

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 10

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Veritex Holdings, Inc. *	973	25,619
Washington Trust Bancorp, Inc.	1,232	63,510
WashingtonFirst Bankshares, Inc.	661	22,824
WesBanco, Inc.	3,697	146,179
West BanCorp., Inc.	1,387	32,803
Westamerica BanCorp. (a)	2,132	119,477
Wintrust Financial Corp.	4,871	372,339
Xenith Bankshares, Inc. *	630	19,568
		17,460,024

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *(a)	762	100,698
Castle Brands, Inc. *	7,620	13,106
Coca-Cola Bottling Co. Consolidated	413	94,523
Craft Brew Alliance, Inc. *	855	14,407
MGP Ingredients, Inc.	1,083	55,417
National Beverage Corp.	989	92,531
Primo Water Corp. *	1,645	20,892
		391,574

Biotechnology - 4.9%
Abeona Therapeutics, Inc. *	2,125	13,600
Acceleron Pharma, Inc. *	2,813	85,487
Achaogen, Inc. *	2,546	55,325
Achillion Pharmaceuticals, Inc. *	10,118	46,442
Acorda Therapeutics, Inc. *	3,713	73,146
Adamas Pharmaceuticals, Inc. *	1,301	22,754
Aduro Biotech, Inc. *	3,574	40,744
Advaxis, Inc. *(a)	3,095	20,087
Agenus, Inc. *(a)	5,577	21,806
Aimmune Therapeutics, Inc. *(a)	3,089	63,510
Akebia Therapeutics, Inc. *	2,800	40,236
Alder Biopharmaceuticals, Inc. *	4,045	46,315
AMAG Pharmaceuticals, Inc. *	3,012	55,421
Amicus Therapeutics, Inc. *(a)	12,303	123,891
AnaptysBio, Inc. *	420	10,051
Anavex Life Sciences Corp. *	2,544	13,534
Ardelyx, Inc. *	2,393	12,204
Arena Pharmaceuticals, Inc. *	2,588	43,660
Array BioPharma, Inc. *(a)	15,148	126,789
Asterias Biotherapeutics, Inc. *	815	2,893
Atara Biotherapeutics, Inc. *(a)	1,810	25,340
Athersys, Inc. *	5,933	8,959
Audentes Therapeutics, Inc. *(a)	1,339	25,615
Avexis, Inc. *	2,112	173,522
Axovant Sciences Ltd. *	2,625	60,874
Bellicum Pharmaceuticals, Inc. *	2,385	27,857

11 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BioCryst Pharmaceuticals, Inc. *(a)	6,697	37,235
Biohaven Pharmaceutical Holding Co., Ltd. *	878	21,950
BioSpecifics Technologies Corp. *	496	24,557
BioTime, Inc. *	6,005	18,916
Bluebird Bio, Inc. *	3,600	378,180
Blueprint Medicines Corp. *	3,410	172,785
Calithera Biosciences, Inc. *	2,688	39,917
Cara Therapeutics, Inc. *(a)	2,345	36,090
Cascadian Therapeutics, Inc. *	3,009	11,178
Catalyst Pharmaceuticals, Inc. *	6,280	17,333
Celldex Therapeutics, Inc. *(a)	7,600	18,772
ChemoCentryx, Inc. *	2,120	19,843
Chimerix, Inc. *	3,539	19,288
Clovis Oncology, Inc. *	3,725	348,772
Coherus Biosciences, Inc. *	3,367	48,316
Conatus Pharmaceuticals, Inc. *	2,246	12,937
Concert Pharmaceuticals, Inc. *	1,187	16,559
Corbus Pharmaceuticals Holdings, Inc. *	3,888	24,494
Corvus Pharmaceuticals, Inc. *	259	3,134
Curis, Inc. *	8,583	16,222
Cytokinetics, Inc. *	3,647	44,129
CytomX Therapeutics, Inc. *	2,550	39,525
Dynavax Technologies Corp. *	4,309	41,582
Eagle Pharmaceuticals, Inc. *	747	58,931
Edge Therapeutics, Inc. *	1,743	17,883
Editas Medicine, Inc. *(a)	2,967	49,786
Emergent BioSolutions, Inc. *	3,118	105,731
Enanta Pharmaceuticals, Inc. *	1,235	44,435
Epizyme, Inc. *	3,242	48,954
Esperion Therapeutics, Inc. *	1,310	60,627
Exact Sciences Corp. *	9,640	340,967
Fate Therapeutics, Inc. *	3,346	10,841
FibroGen, Inc. *	5,218	168,541
Five Prime Therapeutics, Inc. *	2,330	70,156
Flexion Therapeutics, Inc. *(a)	2,249	45,475
Fortress Biotech, Inc. *	2,656	12,616
Foundation Medicine, Inc. *(a)	1,258	50,005
Genocea Biosciences, Inc. *	2,514	13,123
Genomic Health, Inc. *	1,734	56,442
Geron Corp. *(a)	13,372	37,040
Global Blood Therapeutics, Inc. *	3,241	88,641
Halozyme Therapeutics, Inc. *	9,416	120,713
Heron Therapeutics, Inc. *(a)	3,544	49,084
Idera Pharmaceuticals, Inc. *(a)	7,586	13,048
Ignyta, Inc. *	4,386	45,395
Immune Design Corp. *	874	8,521
ImmunoGen, Inc. *(a)	6,651	47,289

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 12

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Immunomedics, Inc. *(a)	8,214	72,530
Inovio Pharmaceuticals, Inc. *	5,391	42,265
Insmed, Inc. *	5,347	91,754
Insys Therapeutics, Inc. *	1,760	22,264
Intellia Therapeutics, Inc. *	1,245	19,920
Invitae Corp. *	3,417	32,666
Iovance Biotherapeutics, Inc. *(a)	4,591	33,744
Ironwood Pharmaceuticals, Inc. *(a)	11,821	223,180
Jounce Therapeutics, Inc. *(a)	620	8,699
Karyopharm Therapeutics, Inc. *	2,967	26,851
Keryx Biopharmaceuticals, Inc. *(a)	6,152	44,479
Kindred Biosciences, Inc. *	1,848	15,893
Kite Pharma, Inc. *	4,292	444,952
Kura Oncology, Inc. *	1,252	11,644
La Jolla Pharmaceutical Co. *	1,535	45,697
Lexicon Pharmaceuticals, Inc. *(a)	3,782	62,214
Ligand Pharmaceuticals, Inc. *(a)	1,799	218,399
Loxo Oncology, Inc. *	1,758	140,974
MacroGenics, Inc. *	2,753	48,205
Madrigal Pharmaceuticals, Inc. *	355	5,772
Matinas BioPharma Holdings, Inc. *	4,634	7,831
MediciNova, Inc. *(a)	2,314	12,172
Merrimack Pharmaceuticals, Inc. (a)	10,539	13,068
MiMedx Group, Inc. *(a)	8,619	129,026
Minerva Neurosciences, Inc. *	2,206	19,523
Miragen Therapeutics, Inc. *	1,109	14,339
Momenta Pharmaceuticals, Inc. *	6,446	108,937
Myriad Genetics, Inc. *(a)	5,830	150,647
NantKwest, Inc. *(a)	2,681	20,349
Natera, Inc. *	2,032	22,068
NewLink Genetics Corp. *	1,605	11,797
Novavax, Inc. *	20,685	23,788
Novelion Therapeutics, Inc. *	1,328	12,257
Nymox Pharmaceutical Corp. *(a)	2,502	11,009
Oncocyte Corp. *	316	1,643
Organovo Holdings, Inc. *(a)	8,100	21,303
Otonomy, Inc. *	2,475	46,654
Ovid Therapeutics, Inc. *	443	4,647
PDL BioPharma, Inc.	12,664	31,280
Pieris Pharmaceuticals, Inc. *	3,015	15,256
Portola Pharmaceuticals, Inc. *	4,254	238,947
Progenics Pharmaceuticals, Inc. *	5,871	39,864
Protagonist Therapeutics, Inc. *	514	5,813
Prothena Corp. plc *(a)	3,249	175,836
PTC Therapeutics, Inc. *	2,612	47,878
Puma Biotechnology, Inc. *	2,522	220,423
Ra Pharmaceuticals, Inc. *	715	13,399

13 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Radius Health, Inc. *	3,266	147,721
Recro Pharma, Inc. *	1,196	8,408
REGENXBIO, Inc. *	2,416	47,716
Repligen Corp. *	2,916	120,839
Retrophin, Inc. *	3,127	60,633
Rigel Pharmaceuticals, Inc. *	10,390	28,365
Sage Therapeutics, Inc. *	3,034	241,628
Sangamo Therapeutics, Inc. *	5,756	50,653
Sarepta Therapeutics, Inc. *	4,561	153,751
Selecta Biosciences, Inc. *	1,029	20,436
Seres Therapeutics, Inc. *	1,389	15,696
Spark Therapeutics, Inc. *(a)	2,040	121,870
Spectrum Pharmaceuticals, Inc. *	6,050	45,072
Stemline Therapeutics, Inc. *	1,313	12,080
Strongbridge Biopharma plc *	1,924	13,757
Syndax Pharmaceuticals, Inc. *(a)	367	5,127
Synergy Pharmaceuticals, Inc. *(a)	19,906	88,582
Syros Pharmaceuticals, Inc. *	1,098	17,667
TG Therapeutics, Inc. *(a)	4,260	42,813
Tocagen, Inc. *	737	8,866
Trevena, Inc. *	3,486	8,018
Ultragenyx Pharmaceutical, Inc. *(a)	3,474	215,770
Vanda Pharmaceuticals, Inc. *	3,866	63,016
VBI Vaccines, Inc. *	1,904	8,282
Veracyte, Inc. *	1,394	11,612
Versartis, Inc. *	2,862	49,942
Voyager Therapeutics, Inc. *	521	4,668
vTv Therapeutics, Inc., Class A *	500	2,485
XBiotech, Inc. *(a)	1,362	6,401
Xencor, Inc. *	3,040	64,174
ZIOPHARM Oncology, Inc. *	10,495	65,279
		8,999,203

Building Products - 1.1%
AAON, Inc.	3,489	128,570
Advanced Drainage Systems, Inc.	2,999	60,280
American Woodmark Corp. *	1,194	114,087
Apogee Enterprises, Inc.	2,452	139,372
Armstrong Flooring, Inc. *	1,823	32,759
Builders FirstSource, Inc. *	8,495	130,143
Caesarstone Ltd. *	1,950	68,347
Continental Building Products, Inc. *	3,469	80,828
CSW Industrials, Inc. *	1,123	43,404
Gibraltar Industries, Inc. *	2,724	97,111
Griffon Corp.	2,639	57,926
Insteel Industries, Inc.	1,366	45,037
JELD-WEN Holding, Inc. *	2,150	69,789

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 14

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Masonite International Corp. *	2,623	198,036
NCI Building Systems, Inc. *	3,510	58,617
Patrick Industries, Inc. *	1,421	103,520
PGT Innovations, Inc. *	3,685	47,168
Ply Gem Holdings, Inc. *	1,862	33,423
Quanex Building Products Corp.	3,015	63,767
Simpson Manufacturing Co., Inc.	3,585	156,700
Trex Co., Inc. *	2,548	172,398
Universal Forest Products, Inc.	1,712	149,475
		2,050,757

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A (a)	1,962	26,820
Artisan Partners Asset Management, Inc., Class A	3,911	120,068
Associated Capital Group, Inc., Class A	520	17,680
B. Riley Financial, Inc.	1,051	19,496
Cohen & Steers, Inc.	1,874	75,972
Cowen, Inc., Class A *	2,148	34,905
Diamond Hill Investment Group, Inc.	250	49,850
Donnelley Financial Solutions, Inc. *	2,316	53,175
Evercore Partners, Inc., Class A	3,591	253,165
Fifth Street Asset Management, Inc.	520	2,522
Financial Engines, Inc. (a)	5,140	188,124
GAIN Capital Holdings, Inc.	3,144	19,587
GAMCO Investors, Inc., Class A	342	10,123
Greenhill & Co., Inc.	2,260	45,426
Hamilton Lane, Inc., Class A	1,211	26,630
Houlihan Lokey, Inc.	1,740	60,726
INTL. FCStone, Inc. *	1,181	44,595
Investment Technology Group, Inc.	2,642	56,116
KCG Holdings, Inc., Class A *	3,923	78,225
Ladenburg Thalmann Financial Services, Inc. *	8,462	20,647
Medley Management, Inc., Class A	520	3,380
Moelis & Co., Class A	2,204	85,625
OM Asset Management plc	4,852	72,101
Oppenheimer Holdings, Inc., Class A	932	15,285
Piper Jaffray Cos.	1,194	71,580
PJT Partners, Inc., Class A	1,588	63,869
Pzena Investment Management, Inc., Class A	1,231	12,507
Safeguard Scientifics, Inc. *	1,902	22,634
Silvercrest Asset Management Group, Inc., Class A	548	7,371
Stifel Financial Corp. *	5,853	269,121
Value Line, Inc.	91	1,665
Virtu Financial, Inc., Class A (a)	1,963	34,647
Virtus Investment Partners, Inc.	589	65,350

15 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Waddell & Reed Financial, Inc., Class A (a)	6,858	129,479
Westwood Holdings Group, Inc.	603	34,184
Wins Finance Holdings, Inc. *(a)(b)	110	11,276
WisdomTree Investments, Inc. (a)	9,928	100,968
		2,204,894

Chemicals - 1.9%
A Schulman, Inc.	2,260	72,320
Advanced Emissions Solutions, Inc.	1,851	16,955
AdvanSix, Inc. *	2,631	82,192
AgroFresh Solutions, Inc. *	1,715	12,314
American Vanguard Corp.	2,506	43,228
Balchem Corp.	2,718	211,216
Calgon Carbon Corp.	4,068	61,427
Chase Corp.	627	66,901
Codexis, Inc. *	2,608	14,214
Core Molding Technologies, Inc. *	645	13,938
Ferro Corp. *	7,188	131,469
Flotek Industries, Inc. *(a)	4,728	42,268
FutureFuel Corp.	1,874	28,279
GCP Applied Technologies, Inc. *	6,126	186,843
Hawkins, Inc.	749	34,716
HB Fuller Co.	4,330	221,306
Ingevity Corp. *	3,679	211,175
Innophos Holdings, Inc.	1,613	70,714
Innospec, Inc.	2,039	133,656
Intrepid Potash, Inc. *	8,313	18,787
KMG Chemicals, Inc.	758	36,892
Koppers Holdings, Inc. *	1,811	65,468
Kraton Corp. *	2,418	83,276
Kronos Worldwide, Inc.	1,877	34,199
LSB Industries, Inc. *(a)	1,588	16,404
Minerals Technologies, Inc.	2,994	219,161
OMNOVA Solutions, Inc. *	3,910	38,122
PolyOne Corp.	7,250	280,865
Quaker Chemical Corp.	1,117	162,222
Rayonier Advanced Materials, Inc.	3,633	57,111
Sensient Technologies Corp.	3,846	309,718
Stepan Co.	1,696	147,789
Trecora Resources *	1,798	20,227
Tredegar Corp.	2,145	32,711
Trinseo S.A.	3,898	267,793
Tronox Ltd., Class A	5,438	82,223
Valhi, Inc.	1,474	4,393
		3,532,492

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 16

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	4,816	199,960
ACCO Brands Corp. *	9,496	110,628
Advanced Disposal Services, Inc. *	1,936	44,005
Aqua Metals, Inc. *(a)	838	10,517
ARC Document Solutions, Inc. *	3,218	13,387
Brady Corp., Class A	3,952	133,973
Brink's Co. (The)	4,027	269,809
Casella Waste Systems, Inc., Class A *	3,332	54,678
CECO Environmental Corp.	2,281	20,940
CompX International, Inc.	124	1,891
Covanta Holding Corp.	10,291	135,841
Deluxe Corp.	4,224	292,385
Ennis, Inc.	2,271	43,376
Essendant, Inc.	2,957	43,852
Healthcare Services Group, Inc.	6,257	293,015
Heritage-Crystal Clean, Inc. *	1,244	19,780
Herman Miller, Inc.	5,172	157,229
HNI Corp.	3,915	156,091
Hudson Technologies, Inc. *	3,220	27,209
InnerWorkings, Inc. *	3,972	46,075
Interface, Inc.	5,588	109,804
Kimball International, Inc., Class B	2,797	46,682
Knoll, Inc.	4,151	83,228
LSC Communications, Inc.	2,936	62,830
Matthews International Corp., Class A	2,761	169,111
McGrath RentCorp	2,018	69,883
Mobile Mini, Inc.	3,826	114,206
MSA Safety, Inc.	2,926	237,504
Multi-Color Corp.	1,200	97,920
NL Industries, Inc. *	532	3,751
Quad/Graphics, Inc.	2,476	56,750
RR Donnelley & Sons Co.	6,159	77,234
SP Plus Corp. *	1,439	43,962
Steelcase, Inc., Class A	7,435	104,090
Team, Inc. *	2,411	56,538
Tetra Tech, Inc.	4,992	228,384
UniFirst Corp.	1,305	183,614
US Ecology, Inc.	1,886	95,243
Viad Corp.	1,775	83,869
VSE Corp.	650	29,237
West Corp.	3,732	87,030
		4,115,511

17 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Communications Equipment - 1.8%
Acacia Communications, Inc. *	1,623	67,306
ADTRAN, Inc.	4,115	84,975
Aerohive Networks, Inc. *	1,801	9,005
Applied Optoelectronics, Inc. *(a)	1,515	93,612
CalAmp Corp. *	3,105	63,125
Calix, Inc. *	3,092	21,180
Ciena Corp. *	12,389	309,973
Clearfield, Inc. *	1,022	13,490
Comtech Telecommunications Corp.	1,754	33,273
Digi International, Inc. *	2,313	23,477
EMCORE Corp.	1,917	20,416
Extreme Networks, Inc. *	9,584	88,364
Finisar Corp. *	9,795	254,474
Harmonic, Inc. *(a)	5,980	31,395
Infinera Corp. *(a)	12,137	129,502
InterDigital, Inc.	2,993	231,359
KVH Industries, Inc. *	1,491	14,164
Lumentum Holdings, Inc. *	5,352	305,332
NETGEAR, Inc. *	2,797	120,551
NetScout Systems, Inc. *	7,740	266,256
Oclaro, Inc. *(a)	14,542	135,822
Plantronics, Inc.	2,867	149,973
Quantenna Communications, Inc. *	1,854	35,226
ShoreTel, Inc. *	5,065	29,377
Sonus Networks, Inc. *	4,404	32,766
Ubiquiti Networks, Inc. *(a)	2,030	105,499
ViaSat, Inc. *	4,676	309,551
Viavi Solutions, Inc. *	20,264	213,380
		3,192,823

Construction & Engineering - 1.1%
Aegion Corp. *	2,830	61,920
Ameresco, Inc., Class A *	1,452	11,180
Argan, Inc.	1,155	69,300
Chicago Bridge & Iron Co. NV	8,849	174,591
Comfort Systems USA, Inc.	3,203	118,831
Dycom Industries, Inc. *(a)	2,639	236,243
EMCOR Group, Inc.	5,118	334,615
Granite Construction, Inc.	3,413	164,643
Great Lakes Dredge & Dock Corp. *	5,123	22,029
HC2 Holdings, Inc. *	3,578	21,039
IES Holdings, Inc. *	610	11,072
KBR, Inc.	12,639	192,366
Layne Christensen Co. *	1,411	12,403
MasTec, Inc. *	5,719	258,213
MYR Group, Inc. *	1,170	36,293

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 18

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Northwest Pipe Co. *	837	13,610
NV5 Holdings, Inc. *	620	26,350
Orion Marine Group, Inc. *	2,350	17,555
Primoris Services Corp.	3,477	86,716
Sterling Construction Co., Inc. *	2,268	29,643
Tutor Perini Corp. *	3,186	91,597
		1,990,209

Construction Materials - 0.2%
Forterra, Inc. *(a)	1,612	13,267
Summit Materials, Inc., Class A *	9,400	271,378
United States Lime & Minerals, Inc.	156	12,241
US Concrete, Inc. *(a)	1,337	105,022
		401,908

Consumer Finance - 0.6%
Elevate Credit, Inc. *	1,265	10,019
Encore Capital Group, Inc. *	2,107	84,596
Enova International, Inc. *	2,903	43,110
Ezcorp, Inc., Class A *	4,319	33,256
FirstCash, Inc.	4,110	239,613
Green Dot Corp., Class A *	4,013	154,621
LendingClub Corp. *	28,408	156,528
Nelnet, Inc., Class A	1,738	81,703
PRA Group, Inc. *(a)	3,981	150,880
Regional Management Corp. *	935	22,094
World Acceptance Corp. *(a)	581	43,523
		1,019,943

Containers & Packaging - 0.1%
Greif, Inc.:
Class A	2,211	123,330
Class B	446	26,938
Myers Industries, Inc.	1,882	33,782
UFP Technologies, Inc. *	499	14,122
		198,172

Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,946	130,455
Weyco Group, Inc.	562	15,668
		146,123

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.	5,403	205,044
American Public Education, Inc. *	1,323	31,289
Ascent Capital Group, Inc., Class A *	1,027	15,775
Bridgepoint Education, Inc. *	1,306	19,276

19 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cambium Learning Group, Inc. *	1,013	5,136
Capella Education Co.	953	81,577
Career Education Corp. *	5,930	56,928
Carriage Services, Inc.	1,152	31,058
Chegg, Inc. *(a)	7,344	90,258
Collectors Universe, Inc.	618	15,357
Grand Canyon Education, Inc. *	4,119	322,971
Houghton Mifflin Harcourt Co. *	9,080	111,684
K12, Inc. *	3,081	55,211
Laureate Education, Inc., Class A *	2,890	50,662
Liberty Tax, Inc.	395	5,115
Regis Corp. *	3,158	32,433
Sotheby's *	3,345	179,526
Strayer Education, Inc.	932	86,881
Weight Watchers International, Inc. *(a)	2,458	82,146
		1,478,327

Diversified Financial Services - 0.1%
FNFV Group *	5,606	88,575
Marlin Business Services Corp.	795	19,994
NewStar Financial, Inc.	2,242	23,541
On Deck Capital, Inc. *	3,739	17,424
Tiptree, Inc., Class A	2,311	16,292
		165,826

Diversified Telecommunication Services - 0.7%
ATN International, Inc.	816	55,847
Cincinnati Bell, Inc. *	3,530	69,011
Cogent Communications Holdings, Inc.	3,590	143,959
Consolidated Communications Holdings, Inc.	4,291	92,128
FairPoint Communications, Inc. *	1,772	27,732
Frontier Communications Corp.	103,589	120,163
General Communication, Inc., Class A *	2,256	82,660
Globalstar, Inc. *(a)	38,992	83,053
Hawaiian Telcom Holdco, Inc. *	469	11,720
IDT Corp., Class B	1,313	18,868
Intelsat S.A. *	2,452	7,503
Iridium Communications, Inc. *(a)	7,357	81,295
Lumos Networks Corp. *	1,756	31,380
Ooma, Inc. *	1,488	11,904
ORBCOMM, Inc. *	5,583	63,088
pdvWireless, Inc. *(a)	1,002	23,347
Straight Path Communications, Inc., Class B *	722	129,707
Vonage Holdings Corp. *	16,504	107,936
Winsdtream Holdings, Inc.	16,735	64,932
		1,226,233

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 20

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electric Utilities - 1.0%
ALLETE, Inc.	4,493	322,058
El Paso Electric Co.	3,491	180,485
Genie Energy Ltd., Class B	966	7,361
IDACORP, Inc.	4,437	378,698
MGE Energy, Inc.	3,021	194,401
Otter Tail Corp.	3,453	136,739
PNM Resources, Inc.	6,909	264,269
Portland General Electric Co.	7,856	358,941
Spark Energy, Inc., Class A (a)	1,012	19,026
		1,861,978

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	13,120
Atkore International Group, Inc. *	2,881	64,967
AZZ, Inc.	2,237	124,825
Babcock & Wilcox Enterprises, Inc. *	4,296	50,521
Encore Wire Corp.	1,601	68,363
Energous Corp. *	1,155	18,780
EnerSys	3,764	272,702
Generac Holdings, Inc. *	5,185	187,334
General Cable Corp.	4,324	70,697
LSI Industries, Inc.	1,507	13,638
Plug Power, Inc. *	19,616	40,017
Powell Industries, Inc.	811	25,944
Preformed Line Products Co.	222	10,305
Revolution Lighting Technologies, Inc. *	1,081	7,124
Sunrun, Inc. *(a)	7,461	53,122
Thermon Group Holdings, Inc. *	2,669	51,165
TPI Composites, Inc. *(a)	506	9,351
Vicor Corp. *	1,707	30,555
Vivint Solar, Inc. *(a)	1,800	10,530
		1,123,060

Electronic Equipment & Instruments - 2.6%
Akoustis Technologies, Inc. *	762	6,660
Anixter International, Inc. *	2,505	195,891
AVX Corp.	3,566	58,268
Badger Meter, Inc.	2,464	98,190
Bel Fuse, Inc., Class B	968	23,910
Belden, Inc.	3,622	273,207
Benchmark Electronics, Inc. *	4,390	141,797
Control4 Corp. *	2,143	42,024
CTS Corp.	2,562	55,339
Daktronics, Inc.	2,960	28,505
Electro Scientific Industries, Inc. *	2,143	17,658
ePlus, Inc. *	1,064	78,842

21 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Fabrinet *	3,011	128,449
FARO Technologies, Inc. *	1,341	50,690
Fitbit, Inc., Class A *	15,336	81,434
II-VI, Inc. *	5,140	176,302
Insight Enterprises, Inc. *	2,991	119,610
Iteris, Inc. *	2,069	12,869
Itron, Inc. *	2,889	195,730
KEMET Corp. *	4,012	51,354
Kimball Electronics, Inc. *	2,097	37,851
Knowles Corp. *(a)	7,626	129,032
Littelfuse, Inc.	1,977	326,205
Maxwell Technologies, Inc. *	2,454	14,699
Mesa Laboratories, Inc.	233	33,391
Methode Electronics, Inc.	2,959	121,911
MicroVision, Inc. *	5,988	12,695
MTS Systems Corp.	1,475	76,405
Napco Security Technologies, Inc. *	1,045	9,823
Novanta, Inc. *	2,626	94,536
OSI Systems, Inc. *	1,512	113,627
Park Electrochemical Corp.	1,804	33,230
PC Connection, Inc.	756	20,457
PCM, Inc. *	881	16,519
Plexus Corp. *	2,880	151,402
Radisys Corp. *	2,776	10,438
Rogers Corp. *	1,584	172,054
Sanmina Corp. *	6,346	241,783
ScanSource, Inc. *	2,089	84,187
SYNNEX Corp.	2,525	302,899
Systemax, Inc.	1,000	18,800
Tech Data Corp. *	3,023	305,323
TTM Technologies, Inc. *	8,112	140,824
VeriFone Systems, Inc. *	9,780	177,018
Vishay Intertechnology, Inc. (a)	11,785	195,631
Vishay Precision Group, Inc. *	1,011	17,490
		4,694,959

Energy Equipment & Services - 1.3%
Archrock, Inc.	6,010	68,514
Atwood Oceanics, Inc. *(a)	6,489	52,885
Basic Energy Services, Inc. *	1,528	38,047
Bristow Group, Inc. (a)	2,689	20,571
C&J Energy Services, Inc. *	4,074	139,616
CARBO Ceramics, Inc. *(a)	1,515	10,378
Diamond Offshore Drilling, Inc. *	5,679	61,504
Dril-Quip, Inc. *	3,326	162,309

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 22

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ensco plc, Class A	26,762	138,092
Era Group, Inc. *	1,735	16,413
Exterran Corp. *	2,624	70,061
Fairmount Santrol Holdings, Inc. *(a)	13,620	53,118
Forum Energy Technologies, Inc. *	6,058	94,505
Frank's International NV	4,375	36,269
Geospace Technologies Corp. *(a)	1,271	17,578
Gulf Island Fabrication, Inc.	1,199	13,908
Helix Energy Solutions Group, Inc. *	11,574	65,277
Independence Contract Drilling, Inc. *	2,336	9,087
Keane Group, Inc. *(a)	2,800	44,800
Key Energy Services, Inc. *	906	17,431
Mammoth Energy Services, Inc. *	734	13,652
Matrix Service Co. *	2,252	21,056
McDermott International, Inc. *	24,867	178,296
Natural Gas Services Group, Inc. *	1,066	26,490
NCS Multistage Holdings, Inc. *	969	24,399
Newpark Resources, Inc. *	7,671	56,382
Noble Corp. plc	21,442	77,620
Oil States International, Inc. *	4,422	120,057
Parker Drilling Co. *	10,148	13,700
PHI, Inc. *	1,085	10,590
Pioneer Energy Services Corp. *	5,200	10,660
ProPetro Holding Corp. *	2,217	30,949
RigNet, Inc. *	1,109	17,800
Rowan Companies plc, Class A *	10,243	104,888
SEACOR Holdings, Inc. *	1,242	42,601
SEACOR Marine Holdings, Inc. *	1,248	25,409
Select Energy Services, Inc., Class A *	341	4,143
Smart Sand, Inc. *(a)	979	8,723
Solaris Oilfield Infrastructure, Inc., Class A *	888	10,239
Superior Energy Services, Inc. *	13,369	139,439
Tesco Corp. *	3,109	13,835
TETRA Technologies, Inc. *	9,415	26,268
Unit Corp. *	4,371	81,869
US Silica Holdings, Inc.	7,172	254,534
Willbros Group, Inc. *	3,370	8,324
		2,452,286

Equity Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	7,376	205,053
Agree Realty Corp.	2,121	97,290
Alexander's, Inc.	184	77,549
Altisource Residential Corp.	4,415	57,130
American Assets Trust, Inc.	3,378	133,059
Armada Hoffler Properties, Inc.	3,925	50,829
Ashford Hospitality Prime, Inc.	2,002	20,601

23 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ashford Hospitality Trust, Inc.	6,276	38,158
Bluerock Residential Growth REIT, Inc.	1,454	18,742
Care Capital Properties, Inc.	7,397	197,500
CareTrust REIT, Inc.	6,329	117,340
CatchMark Timber Trust, Inc., Class A	3,052	34,701
CBL & Associates Properties, Inc. (a)	14,580	122,909
Cedar Realty Trust, Inc.	7,099	34,430
Chatham Lodging Trust	2,956	59,386
Chesapeake Lodging Trust	5,134	125,629
City Office REIT, Inc.	2,250	28,575
Clipper Realty, Inc. (a)	1,313	16,202
Colony Starwood Homes	8,876	304,536
Community Healthcare Trust, Inc.	982	25,129
CorEnergy Infrastructure Trust, Inc. (a)	821	27,577
Cousins Properties, Inc.	36,716	322,734
DiamondRock Hospitality Co.	17,345	189,928
Easterly Government Properties, Inc.	3,265	68,402
EastGroup Properties, Inc.	2,915	244,277
Education Realty Trust, Inc.	6,349	246,024
Farmland Partners, Inc.	2,798	25,014
FelCor Lodging Trust, Inc.	11,057	79,721
First Industrial Realty Trust, Inc.	10,034	287,173
First Potomac Realty Trust	5,123	56,917
Four Corners Property Trust, Inc.	5,219	131,049
Franklin Street Properties Corp.	9,022	99,964
GEO Group, Inc. (The)	10,749	317,848
Getty Realty Corp.	2,321	58,257
Gladstone Commercial Corp.	2,047	44,604
Global Medical REIT, Inc. (a)	1,307	11,685
Global Net Lease, Inc.	5,678	126,279
Government Properties Income Trust (a)	6,056	110,885
Gramercy Property Trust	13,286	394,727
Healthcare Realty Trust, Inc.	10,143	346,383
Hersha Hospitality Trust	3,227	59,732
Independence Realty Trust, Inc.	6,095	60,158
InfraREIT, Inc. *	3,727	71,372
Investors Real Estate Trust	9,894	61,442
iStar, Inc. *	5,663	68,183
Jernigan Capital, Inc.	813	17,886
Kite Realty Group Trust	7,142	135,198
LaSalle Hotel Properties	9,995	297,851
Lexington Realty Trust	18,760	185,912
LTC Properties, Inc.	3,456	177,604
Mack-Cali Realty Corp.	7,712	209,304
MedEquities Realty Trust, Inc.	2,516	31,752
Monmouth Real Estate Investment Corp.	5,627	84,686
Monogram Residential Trust, Inc.	14,551	141,290

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 24

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
National Health Investors, Inc.	3,489	276,329
National Storage Affiliates Trust	3,890	89,898
New Senior Investment Group, Inc.	7,208	72,440
NexPoint Residential Trust, Inc.	1,463	36,414
NorthStar Realty Europe Corp.	4,647	58,924
One Liberty Properties, Inc.	1,012	23,711
Parkway, Inc.	3,654	83,640
Pebblebrook Hotel Trust	6,177	199,146
Pennsylvania Real Estate Investment Trust	5,900	66,788
Physicians Realty Trust	13,543	272,756
Potlatch Corp.	3,510	160,407
Preferred Apartment Communities, Inc., Class A	2,240	35,280
PS Business Parks, Inc.	1,703	225,460
QTS Realty Trust, Inc., Class A	4,044	211,622
Quality Care Properties, Inc. *	8,301	151,991
RAIT Financial Trust	7,053	15,446
Ramco-Gershenson Properties Trust	6,804	87,772
Retail Opportunity Investments Corp.	9,292	178,313
Rexford Industrial Realty, Inc.	5,666	155,475
RLJ Lodging Trust	10,534	209,311
Ryman Hospitality Properties, Inc.	3,883	248,551
Sabra Health Care REIT, Inc.	5,580	134,478
Saul Centers, Inc.	978	56,704
Select Income REIT	5,478	131,636
Seritage Growth Properties REIT, Class A (a)	2,156	90,444
STAG Industrial, Inc.	7,846	216,550
Summit Hotel Properties, Inc.	8,982	167,514
Sunstone Hotel Investors, Inc.	19,388	312,535
Terreno Realty Corp.	4,301	144,772
Tier REIT, Inc.	4,188	77,394
UMH Properties, Inc.	2,445	41,687
Universal Health Realty Income Trust	1,113	88,528
Urban Edge Properties	8,578	203,556
Urstadt Biddle Properties, Inc., Class A	2,285	45,243
Washington Prime Group, Inc.	16,051	134,347
Washington Real Estate Investment Trust	6,781	216,314
Whitestone REIT	3,231	39,580
Xenia Hotels & Resorts, Inc.	9,452	183,085
		11,700,607

Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,192	74,857
Chefs' Warehouse, Inc. (The) *(a)	1,456	18,928
Ingles Markets, Inc., Class A	1,087	36,197
Natural Grocers by Vitamin Cottage, Inc. *(a)	875	7,236
Performance Food Group Co. *	6,242	171,031
PriceSmart, Inc.	1,940	169,944

25 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Smart & Final Stores, Inc. *(a)	1,874	17,053
SpartanNash Co.	3,190	82,812
SUPERVALU, Inc. *	22,967	75,561
United Natural Foods, Inc. *	4,285	157,260
Village Super Market, Inc., Class A	640	16,589
Weis Markets, Inc.	747	36,394
		863,862

Food Products - 1.2%
Alico, Inc.	267	8,357
Amplify Snack Brands, Inc. *(a)	2,278	21,960
B&G Foods, Inc. (a)	5,678	202,137
Cal-Maine Foods, Inc. *(a)	2,672	105,811
Calavo Growers, Inc. (a)	1,337	92,320
Darling Ingredients, Inc. *	14,188	223,319
Dean Foods Co.	7,914	134,538
Farmer Bros Co. *	538	16,274
Fresh Del Monte Produce, Inc.	2,793	142,191
Freshpet, Inc. *	2,152	35,723
Hostess Brands, Inc. *	7,027	113,135
J&J Snack Foods Corp.	1,297	171,295
John B. Sanfilippo & Son, Inc.	716	45,187
Lancaster Colony Corp.	1,622	198,890
Landec Corp. *	2,282	33,888
Lifeway Foods, Inc. *	385	3,596
Limoneira Co.	753	17,793
Omega Protein Corp.	1,591	28,479
Sanderson Farms, Inc. (a)	1,728	199,843
Seneca Foods Corp., Class A *	594	18,444
Snyder's-Lance, Inc.	7,556	261,589
Tootsie Roll Industries, Inc. (a)	1,524	53,111
		2,127,880

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	1,388	104,031
Delta Natural Gas Co., Inc.	532	16,210
New Jersey Resources Corp.	7,415	294,375
Northwest Natural Gas Co.	2,496	149,386
ONE Gas, Inc.	4,501	314,215
RGC Resources, Inc.	587	16,630
South Jersey Industries, Inc.	6,899	235,739
Southwest Gas Holdings, Inc.	4,171	304,733
Spire, Inc.	4,147	289,253
WGL Holdings, Inc.	4,499	375,351
		2,099,923

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 26

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	1,894	100,420
Accuray, Inc. *	6,420	30,495
Analogic Corp.	1,075	78,099
AngioDynamics, Inc. *	3,206	51,969
Anika Therapeutics, Inc. *	1,142	56,346
Antares Pharma, Inc. *	12,612	40,611
AtriCure, Inc. *	2,456	59,558
Atrion Corp.	110	70,763
AxoGen, Inc. *	2,397	40,150
Cantel Medical Corp.	3,094	241,053
Cardiovascular Systems, Inc. *	2,803	90,341
Cerus Corp. *	7,927	19,897
ConforMIS, Inc. *	2,786	11,952
CONMED Corp.	2,382	121,339
Corindus Vascular Robotics, Inc. *(a)	7,360	13,690
CryoLife, Inc. *	2,420	48,279
Cutera, Inc. *	1,118	28,956
Endologix, Inc. *(a)	7,000	34,020
Entellus Medical, Inc. *	1,064	17,620
Exactech, Inc. *	863	25,717
FONAR Corp. *	535	14,846
GenMark Diagnostics, Inc. *	3,729	44,114
Glaukos Corp. *	2,514	104,256
Globus Medical, Inc., Class A *	6,051	200,591
Haemonetics Corp. *	4,419	174,506
Halyard Health, Inc. *	4,043	158,809
ICU Medical, Inc. *	1,321	227,872
Inogen, Inc. *	1,495	142,653
Insulet Corp. *	4,982	255,626
Integer Holdings Corp. *	2,583	111,715
Integra LifeSciences Holdings Corp. *	5,409	294,845
Invacare Corp.	2,498	32,974
iRhythm Technologies, Inc. *	1,183	50,266
K2M Group Holdings, Inc. *	3,561	86,746
Lantheus Holdings, Inc. *	2,287	40,365
LeMaitre Vascular, Inc.	1,302	40,648
LivaNova plc *	4,262	260,877
Masimo Corp. *	3,938	359,067
Meridian Bioscience, Inc.	3,556	56,007
Merit Medical Systems, Inc. *	4,272	162,977
Natus Medical, Inc. *	2,809	104,776
Neogen Corp. *	3,146	217,420
Nevro Corp. *	2,432	181,014
Novocure Ltd. *	5,070	87,711
NuVasive, Inc. *	4,457	342,832
NxStage Medical, Inc. *	5,498	137,835

27 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Obalon Therapeutics, Inc. *(a)	463	4,588
OraSure Technologies, Inc. *	4,811	83,038
Orthofix International NV *	1,448	67,303
Oxford Immunotec Global plc *	1,917	32,244
Penumbra, Inc. *	2,573	225,781
Pulse Biosciences, Inc. *	800	27,624
Quidel Corp. *	2,221	60,278
Quotient Ltd. *	2,347	17,274
Rockwell Medical, Inc. *(a)	3,471	27,525
RTI Surgical, Inc. *	4,427	25,898
Sientra, Inc. *	1,254	12,189
Spectranetics Corp. (The) *	3,691	141,734
STAAR Surgical Co. *	3,235	34,938
SurModics, Inc. *	1,145	32,232
Tactile Systems Technology, Inc. *(a)	802	22,921
Utah Medical Products, Inc.	296	21,430
Varex Imaging Corp. *	3,308	111,810
ViewRay, Inc. *(a)	2,568	16,615
Viveve Medical, Inc. *	1,315	9,442
Wright Medical Group NV *	8,911	244,963
		6,292,450

Health Care Providers & Services - 2.0%
AAC Holdings, Inc. *	500	3,465
Aceto Corp.	2,247	34,716
Addus HomeCare Corp. *	471	17,521
Almost Family, Inc. *	1,121	69,110
Amedisys, Inc. *	2,415	151,686
American Renal Associates Holdings, Inc. *	680	12,614
AMN Healthcare Services, Inc. *	4,088	159,636
BioScrip, Inc. *(a)	9,711	26,365
BioTelemetry, Inc. *	2,365	79,109
Capital Senior Living Corp. *	2,506	38,116
Chemed Corp.	1,397	285,728
Civitas Solutions, Inc. *	1,020	17,850
Community Health Systems, Inc. *	8,353	83,196
CorVel Corp. *	831	39,431
Cross Country Healthcare, Inc. *	2,877	37,142
Diplomat Pharmacy, Inc. *	3,949	58,445
Ensign Group, Inc. (The)	3,978	86,601
Genesis Healthcare, Inc. *	2,829	4,922
HealthEquity, Inc. *	4,375	218,006
HealthSouth Corp.	7,845	379,698
Kindred Healthcare, Inc.	7,278	84,789
Landauer, Inc.	822	42,991
LHC Group, Inc. *	1,294	87,850
Magellan Health, Inc. *	2,087	152,142

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 28

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Molina Healthcare, Inc. *	3,865	267,381
National HealthCare Corp.	985	69,088
National Research Corp., Class A	681	18,319
Owens & Minor, Inc.	5,393	173,601
PharMerica Corp. *	2,345	61,556
Providence Service Corp. (The) *	1,065	53,900
R1 RCM, Inc. *	8,804	33,015
RadNet, Inc. *	2,930	22,708
Select Medical Holdings Corp. *	9,219	141,512
Surgery Partners, Inc. *	1,656	37,674
Teladoc, Inc. *	4,724	163,923
Tenet Healthcare Corp. *	7,138	138,049
Tivity Health, Inc. *	3,207	127,799
Triple-S Management Corp., Class B *	2,042	34,530
US Physical Therapy, Inc.	943	56,957
		3,571,141

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. *	15,950	203,522
Castlight Health, Inc., Class B *	5,617	23,311
Computer Programs & Systems, Inc. (a)	938	30,766
Cotiviti Holdings, Inc. *	2,336	86,759
Evolent Health, Inc., Class A *	3,387	85,860
HealthStream, Inc. *	2,005	52,772
HMS Holdings Corp. *	7,279	134,662
Inovalon Holdings, Inc., Class A *	5,504	72,378
Medidata Solutions, Inc. *	4,950	387,090
NantHealth, Inc. *	548	2,318
Omnicell, Inc. *	3,074	132,489
Quality Systems, Inc. *	4,587	78,942
Simulations Plus, Inc.	960	11,856
Tabula Rasa HealthCare, Inc. *	404	6,080
Vocera Communications, Inc. *	2,455	64,861
		1,373,666

Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd., Class A *	7,856	104,485
Biglari Holdings, Inc. *	80	31,979
BJ's Restaurants, Inc. *	1,819	67,758
Bloomin' Brands, Inc.	8,784	186,484
Bob Evans Farms, Inc.	1,740	124,984
Bojangles', Inc. *	1,522	24,733
Boyd Gaming Corp.	7,129	176,871
Brinker International, Inc.	4,321	164,630
Buffalo Wild Wings, Inc. *	1,362	172,565
Caesars Acquisition Co., Class A *	4,096	78,029
Caesars Entertainment Corp. *(a)	4,594	55,128

29 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Carrols Restaurant Group, Inc. *	3,096	37,926
Century Casinos, Inc. *	1,662	12,249
Cheesecake Factory, Inc. (The)	3,924	197,377
Churchill Downs, Inc.	1,166	213,728
Chuy's Holdings, Inc. *	1,271	29,741
ClubCorp Holdings, Inc.	5,559	72,823
Cracker Barrel Old Country Store, Inc. (a)	1,658	277,301
Dave & Buster's Entertainment, Inc. *	3,695	245,754
Del Frisco's Restaurant Group, Inc. *	2,117	34,084
Del Taco Restaurants, Inc. *	2,895	39,806
Denny's Corp. *	5,908	69,537
DineEquity, Inc.	1,512	66,604
Drive Shack, Inc.	5,300	16,695
El Pollo Loco Holdings, Inc. *	1,580	21,883
Eldorado Resorts, Inc. *	3,973	79,460
Empire Resorts, Inc. *(a)	270	6,453
Fiesta Restaurant Group, Inc. *	2,070	42,746
Fogo De Chao, Inc. *	400	5,560
Golden Entertainment, Inc. *	803	16,630
Habit Restaurants, Inc., (The), Class A *	1,773	28,013
ILG, Inc.	9,340	256,757
Inspired Entertainment, Inc. *	348	4,524
International Speedway Corp., Class A	2,154	80,883
Intrawest Resorts Holdings, Inc. *	1,122	26,636
J. Alexander's Holdings, Inc. *	1,066	13,059
Jack in the Box, Inc.	2,740	269,890
La Quinta Holdings, Inc. *	7,327	108,220
Lindblad Expeditions Holdings, Inc. *	1,147	12,044
Marcus Corp. (The)	1,417	42,793
Marriott Vacations Worldwide Corp.	1,935	227,846
Monarch Casino & Resort, Inc. *	917	27,739
Nathan's Famous, Inc. *	237	14,931
Noodles & Co. *	970	3,783
Papa John's International, Inc.	2,348	168,492
Penn National Gaming, Inc. *	7,441	159,237
Pinnacle Entertainment, Inc. *	4,721	93,287
Planet Fitness, Inc., Class A	7,399	172,693
Potbelly Corp. *	1,684	19,366
RCI Hospitality Holdings, Inc.	797	19,000
Red Lion Hotels Corp. *	1,106	8,129
Red Robin Gourmet Burgers, Inc. *	1,090	71,123
Red Rock Resorts, Inc., Class A	5,966	140,499
Ruby Tuesday, Inc. *	5,637	11,330
Ruth's Hospitality Group, Inc.	2,721	59,182
Scientific Games Corp., Class A *	4,673	121,965
SeaWorld Entertainment, Inc. (a)	6,009	97,766
Shake Shack, Inc., Class A *(a)	1,927	67,214

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 30

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sonic Corp.	3,734	98,914
Speedway Motorsports, Inc.	1,049	19,165
Texas Roadhouse, Inc.	5,724	291,638
Wingstop, Inc.	2,551	78,826
Zoe's Kitchen, Inc. *	1,491	17,758
		5,506,705

Household Durables - 1.3%
AV Homes, Inc. *	824	16,521
Bassett Furniture Industries, Inc.	830	31,498
Beazer Homes USA, Inc. *	2,186	29,992
Cavco Industries, Inc. *	750	97,237
Century Communities, Inc. *	1,517	37,622
CSS Industries, Inc.	772	20,196
Ethan Allen Interiors, Inc.	1,924	62,145
Flexsteel Industries, Inc.	560	30,302
GoPro, Inc., Class A *(a)	8,727	70,950
Green Brick Partners, Inc. *	1,909	21,858
Helen of Troy Ltd. *	2,420	227,722
Hooker Furniture Corp.	834	34,319
Hovnanian Enterprises, Inc., Class A *	9,758	27,322
Installed Building Products, Inc. *	1,894	100,287
iRobot Corp. *	2,319	195,121
KB Home	7,206	172,728
La-Z-Boy, Inc.	4,240	137,800
LGI Homes, Inc. *(a)	1,518	60,993
Libbey, Inc.	1,811	14,597
Lifetime Brands, Inc.	858	15,573
M/I Homes, Inc. *	1,848	52,760
MDC Holdings, Inc.	3,588	126,764
Meritage Homes Corp. *	3,303	139,387
NACCO Industries, Inc., Class A	302	21,397
New Home Co., Inc. (The) *	775	8,889
PICO Holdings, Inc. *	1,974	34,545
Taylor Morrison Home Corp., Class A *	5,369	128,910
TopBuild Corp. *	3,328	176,617
TRI Pointe Group, Inc. *	13,819	182,273
UCP, Inc., Class A *	630	6,898
Universal Electronics, Inc. *	1,223	81,758
William Lyon Homes, Class A *	2,065	49,849
ZAGG, Inc. *	2,279	19,713
		2,434,543

Household Products - 0.2%
Central Garden & Pet Co. *	789	25,082
Central Garden & Pet Co., Class A *	3,098	93,002
HRG Group, Inc. *	10,248	181,492

31 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oil-Dri Corp. of America	406	17,056
Orchids Paper Products Co.	704	9,117
WD-40 Co.	1,216	134,186
		459,935

Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. *	10,236	24,566
Dynegy, Inc. *	10,095	83,486
NRG Yield, Inc.:
Class A	2,663	45,431
Class C	5,481	96,466
Ormat Technologies, Inc.	3,359	197,106
Pattern Energy Group, Inc.	6,179	147,307
TerraForm Global, Inc., Class A *	7,121	35,961
TerraForm Power, Inc., Class A *	7,553	90,636
		720,959

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,174	105,694

Insurance - 2.3%
Ambac Financial Group, Inc. *	3,798	65,895
American Equity Investment Life Holding Co.	7,401	194,498
AMERISAFE, Inc.	1,636	93,170
Amtrust Financial Services, Inc.	7,487	113,353
Argo Group International Holdings Ltd.	2,490	150,894
Atlas Financial Holdings, Inc. *	1,031	15,362
Baldwin & Lyons, Inc., Class B	853	20,898
Blue Capital Reinsurance Holdings Ltd.	460	8,418
Citizens, Inc. *	3,380	24,944
CNO Financial Group, Inc.	15,099	315,267
Crawford & Co., Class B	933	8,677
Donegal Group, Inc., Class A	916	14,564
eHealth, Inc. *	1,593	29,948
EMC Insurance Group, Inc.	745	20,696
Employers Holdings, Inc.	2,669	112,899
Enstar Group Ltd. *	983	195,273
FBL Financial Group, Inc., Class A	766	47,109
Federated National Holding Co.	1,014	16,224
Fidelity & Guaranty Life	987	30,646
Genworth Financial, Inc., Class A *	43,475	163,901
Global Indemnity Ltd. *	810	31,404
Greenlight Capital Re Ltd., Class A *	2,647	55,322
Hallmark Financial Services, Inc. *	1,205	13,580

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 32

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HCI Group, Inc.	801	37,631
Health Insurance Innovations, Inc., Class A *	983	23,100
Heritage Insurance Holdings, Inc.	1,906	24,816
Horace Mann Educators Corp.	3,502	132,376
Independence Holding Co.	665	13,599
Infinity Property & Casualty Corp.	885	83,190
Investors Title Co.	111	21,472
James River Group Holdings Ltd.	1,582	62,853
Kemper Corp.	3,426	132,244
Kingstone Cos., Inc.	796	12,179
Kinsale Capital Group, Inc.	1,270	47,384
Maiden Holdings Ltd.	5,756	63,892
MBIA, Inc. *	11,363	107,153
National General Holdings Corp.	4,181	88,219
National Western Life Group, Inc., Class A	193	61,687
Navigators Group, Inc. (The)	1,783	97,887
NI Holdings, Inc. *	903	16,146
OneBeacon Insurance Group Ltd., Class A	1,823	33,233
Primerica, Inc.	3,960	299,970
RLI Corp.	3,285	179,427
Safety Insurance Group, Inc.	1,242	84,829
Selective Insurance Group, Inc.	4,910	245,745
State Auto Financial Corp.	1,338	34,427
State National Cos., Inc.	2,290	42,090
Stewart Information Services Corp.	1,974	89,580
Third Point Reinsurance Ltd. *	6,741	93,700
Trupanion, Inc. *(a)	1,971	44,111
United Fire Group, Inc.	1,866	82,216
United Insurance Holdings Corp.	1,483	23,328
Universal Insurance Holdings, Inc.	2,530	63,756
WMIH Corp. *	15,822	19,778
		4,104,960

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	2,081	20,290
Duluth Holdings, Inc., Class B *(a)	634	11,545
Etsy, Inc. *(a)	10,160	152,400
FTD Cos., Inc. *	1,526	30,520
Gaia, Inc. *	1,050	11,760
Groupon, Inc. *	29,825	114,528
HSN, Inc.	2,833	90,373
Lands' End, Inc. *	1,477	22,007
Liberty TripAdvisor Holdings, Inc., Class A *	6,271	72,744
Nutrisystem, Inc.	2,608	135,746

33 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Overstock.com, Inc. *	1,473	24,010
PetMed Express, Inc.	1,778	72,187
Shutterfly, Inc. *	2,984	141,740
		899,850

Internet Software & Services - 2.7%
2U, Inc. *(a)	3,844	180,360
Actua Corp. *	3,133	44,019
Alarm.com Holdings, Inc. *	1,783	67,094
Alteryx, Inc., Class A *	780	15,226
Amber Road, Inc. *	1,500	12,855
Angie's List, Inc. *(a)	3,417	43,703
Appfolio, Inc., Class A *(a)	701	22,853
Apptio, Inc., Class A *(a)	1,558	27,031
Bankrate, Inc. *	3,695	47,481
Bazaarvoice, Inc. *	6,399	31,675
Benefitfocus, Inc. *(a)	1,395	50,708
Blucora, Inc. *	3,624	76,829
Box, Inc., Class A *	6,896	125,783
Brightcove, Inc. *	2,425	15,035
Carbonite, Inc. *	2,169	47,284
Care.com, Inc. *	1,247	18,830
Cars.com, Inc. *	6,321	168,328
ChannelAdvisor Corp. *	1,855	21,425
Cimpress NV *	2,167	204,847
Cloudera, Inc. *	1,224	19,608
CommerceHub, Inc.:
Series A *	1,205	20,991
Series C *	2,552	44,507
Cornerstone OnDemand, Inc. *	4,572	163,449
Coupa Software, Inc. *(a)	2,617	75,841
DHI Group, Inc. *	3,501	9,978
Endurance International Group Holdings, Inc. *	4,524	37,775
Envestnet, Inc. *	3,782	149,767
Five9, Inc. *	4,576	98,476
Global Sources Ltd. *	639	12,780
Gogo, Inc. *(a)	5,004	57,696
GrubHub, Inc. *(a)	7,544	328,918
GTT Communications, Inc. *	2,719	86,056
Hortonworks, Inc. *	4,201	54,109
Instructure, Inc. *	1,866	55,047
Internap Corp. *	7,013	25,738
j2 Global, Inc.	4,080	347,167
Leaf Group Ltd. *	1,040	8,112

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 34

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Limelight Networks, Inc. *	4,616	13,340
Liquidity Services, Inc. *	2,122	13,475
LivePerson, Inc. *	4,955	54,505
Meet Group, Inc. (The) *	5,878	29,684
MINDBODY, Inc., Class A *	3,235	87,992
MuleSoft, Inc., Class A *	1,326	33,070
New Relic, Inc. *	2,573	110,665
NIC, Inc.	5,484	103,922
Nutanix, Inc., Class A *	3,056	61,578
Okta, Inc. *	976	22,253
Ominto, Inc. *	1,246	19,002
Q2 Holdings, Inc. *	2,751	101,649
QuinStreet, Inc. *	2,943	12,272
Quotient Technology, Inc. *(a)	6,468	74,382
Reis, Inc.	719	15,279
Rightside Group Ltd. *	906	9,622
Rocket Fuel, Inc. *	3,105	8,539
Shutterstock, Inc. *	1,515	66,781
SPS Commerce, Inc. *	1,431	91,241
Stamps.com, Inc. *(a)	1,397	216,360
TechTarget, Inc. *	1,109	11,500
Trade Desk, Inc. (The), Class A *	1,522	76,267
TrueCar, Inc. *	5,427	108,160
Tucows, Inc., Class A *	790	42,265
Twilio, Inc., Class A *	5,459	158,912
Veritone, Inc. *	222	2,600
Web.com Group, Inc. *	3,382	85,565
WebMD Health Corp. *	3,224	189,088
Xactly Corp. *	1,779	27,841
XO Group, Inc. *	2,064	36,368
Yelp, Inc. *	6,820	204,736
Yext, Inc. *	1,064	14,183
		4,920,477

IT Services - 1.9%
Acxiom Corp. *	6,698	174,014
Blackhawk Network Holdings, Inc. *	4,744	206,838
CACI International, Inc., Class A *	2,102	262,855
CardConnect Corp. *	1,345	20,242
Cardtronics plc, Class A *	3,893	127,924
Cass Information Systems, Inc.	943	61,899
Convergys Corp.	8,251	196,209
CSG Systems International, Inc.	2,770	112,407
EPAM Systems, Inc. *	4,317	363,017

35 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Everi Holdings, Inc. *	5,591	40,702
EVERTEC, Inc.	5,077	87,832
ExlService Holdings, Inc. *	2,811	156,235
Forrester Research, Inc.	776	30,380
Hackett Group, Inc. (The)	1,931	29,931
Information Services Group, Inc. *	2,421	9,950
ManTech International Corp., Class A	2,262	93,602
MAXIMUS, Inc.	5,640	353,233
MoneyGram International, Inc. *	2,614	45,091
NCI, Inc., Class A *	470	9,917
NeuStar, Inc., Class A *	4,677	155,978
Perficient, Inc. *	2,876	53,609
Planet Payment, Inc. *	3,299	10,887
Presidio, Inc. *	1,668	23,869
Science Applications International Corp.	3,846	266,989
ServiceSource International, Inc. *	5,266	20,432
StarTek, Inc. *	892	10,918
Sykes Enterprises, Inc. *	3,342	112,057
Syntel, Inc. (a)	2,789	47,301
TeleTech Holdings, Inc.	1,255	51,204
Travelport Worldwide Ltd.	10,900	149,984
Unisys Corp. *	3,852	49,306
Virtusa Corp. *	2,429	71,413
		3,406,225

Leisure Products - 0.3%
Acushnet Holdings Corp.	1,994	39,561
American Outdoor Brands Corp. *	4,733	104,883
Black Diamond, Inc. *	1,804	11,997
Callaway Golf Co.	8,143	104,067
Escalade, Inc.	888	11,633
Johnson Outdoors, Inc., Class A	405	19,525
Malibu Boats, Inc., Class A *	1,378	35,649
Marine Products Corp.	813	12,691
MCBC Holdings, Inc. *	1,615	31,573
Nautilus, Inc. *	2,675	51,226
Sturm Ruger & Co., Inc.	1,458	90,615
Vista Outdoor, Inc. *	5,021	113,023
		626,443

Life Sciences - Tools & Services - 0.8%
Accelerate Diagnostics, Inc. *(a)	2,287	62,549
Albany Molecular Research, Inc. *	2,006	43,530
Cambrex Corp. *	2,752	164,432

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 36

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Enzo Biochem, Inc. *	3,092	34,136
Fluidigm Corp. *	2,221	8,973
INC Research Holdings, Inc., Class A *	4,794	280,449
Luminex Corp.	3,221	68,027
Medpace Holdings, Inc. *	688	19,952
NanoString Technologies, Inc. *	1,250	20,675
NeoGenomics, Inc. *(a)	4,132	37,023
Pacific Biosciences of California, Inc. *	6,936	24,692
PAREXEL International Corp. *	4,426	384,664
PRA Health Sciences, Inc. *	3,404	255,334
		1,404,436

Machinery - 3.2%
Actuant Corp., Class A	5,076	124,870
Alamo Group, Inc.	815	74,010
Albany International Corp., Class A	2,473	132,058
Altra Industrial Motion Corp.	2,517	100,177
American Railcar Industries, Inc. (a)	687	26,312
Astec Industries, Inc.	1,870	103,804
Barnes Group, Inc.	4,341	254,079
Blue Bird Corp. *(a)	396	6,732
Briggs & Stratton Corp.	3,442	82,952
Chart Industries, Inc. *	2,641	91,722
CIRCOR International, Inc.	1,323	78,560
Columbus McKinnon Corp.	1,673	42,528
Commercial Vehicle Group, Inc. *	2,209	18,666
DMC Global, Inc.	1,092	14,305
Douglas Dynamics, Inc.	1,724	56,720
Eastern Co. (The)	490	14,725
Energy Recovery, Inc. *	2,683	22,242
EnPro Industries, Inc.	1,761	125,683
ESCO Technologies, Inc.	2,195	130,932
ExOne Co. (The) *(a)	889	10,179
Federal Signal Corp.	4,825	83,762
Franklin Electric Co., Inc.	3,978	164,689
FreightCar America, Inc.	1,042	18,120
Gencor Industries, Inc. *	603	9,769
Gerber Scientific, Inc. *(b)	2,334	—
Global Brass & Copper Holdings, Inc.	1,904	58,167
Gorman-Rupp Co. (The)	1,373	34,970
Graham Corp.	863	16,967
Greenbrier Cos., Inc. (The)	2,343	108,364
Hardinge, Inc.	911	11,315
Harsco Corp. *	6,801	109,496

37 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hillenbrand, Inc.	5,560	200,716
Hurco Cos., Inc.	529	18,383
Hyster-Yale Materials Handling, Inc.	907	63,717
John Bean Technologies Corp.	2,758	270,284
Kadant, Inc.	952	71,590
Kennametal, Inc.	7,051	263,848
LB Foster Co., Class A	731	15,680
Lindsay Corp.	920	82,110
Lydall, Inc. *	1,313	67,882
Manitowoc Co., Inc. (The) *	9,911	59,565
Meritor, Inc. *	7,355	122,167
Milacron Holdings Corp. *	3,939	69,287
Miller Industries, Inc.	1,050	26,092
Mueller Industries, Inc.	4,894	149,022
Mueller Water Products, Inc., Class A	13,464	157,260
Navistar International Corp. *	4,367	114,546
NN, Inc.	2,378	65,276
Omega Flex, Inc.	248	15,971
Park-Ohio Holdings Corp.	726	27,661
Proto Labs, Inc. *(a)	2,130	143,242
RBC Bearings, Inc. *	1,959	199,348
REV Group, Inc. (a)	1,080	29,894
Rexnord Corp. *	9,142	212,551
Spartan Motors, Inc.	2,591	22,930
SPX Corp. *	3,739	94,073
SPX FLOW, Inc. *	3,637	134,133
Standex International Corp.	1,097	99,498
Sun Hydraulics Corp.	2,074	88,498
Supreme Industries, Inc., Class A	1,011	16,631
Tennant Co.	1,548	114,242
Titan International, Inc.	3,947	47,403
TriMas Corp. *	3,997	83,337
Twin Disc, Inc. *	749	12,089
Wabash National Corp. (a)	5,241	115,197
Watts Water Technologies, Inc., Class A	2,402	151,806
Woodward, Inc.	4,574	309,111
		5,861,915

Marine - 0.1%
Costamare, Inc.	2,062	15,073
Eagle Bulk Shipping, Inc. *	3,373	15,954
Genco Shipping & Trading Ltd. *	675	6,392
Matson, Inc.	3,737	112,260

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 38

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Navios Maritime Holdings, Inc. *	7,883	10,800
Safe Bulkers, Inc. *	4,225	9,675
Scorpio Bulkers, Inc. *(a)	4,249	30,168
		200,322

Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	4,845	110,224
Beasley Broadcast Group, Inc., Class A	429	4,204
Central European Media Enterprises Ltd., Class A *	6,603	26,412
Clear Channel Outdoor Holdings, Inc., Class A	3,136	15,210
Daily Journal Corp. *(a)	88	18,153
Emerald Expositions Events, Inc.	1,375	30,112
Entercom Communications Corp., Class A	2,183	22,594
Entravision Communications Corp., Class A	5,618	37,079
Eros International plc *	2,183	24,995
EW Scripps Co. (The), Class A *	5,142	91,579
Gannett Co., Inc.	10,154	88,543
Global Eagle Entertainment, Inc. *(a)	3,417	12,164
Gray Television, Inc. *	5,620	76,994
Hemisphere Media Group, Inc. *	742	8,793
IMAX Corp. *	5,088	111,936
Liberty Media Corp-Liberty Braves:
Class A *	713	17,033
Class C *	3,012	72,198
Loral Space & Communications, Inc. *	1,011	42,007
MDC Partners, Inc., Class A	3,992	39,521
Meredith Corp.	3,475	206,589
MSG Networks, Inc., Class A *	5,140	115,393
National CineMedia, Inc.	5,048	37,456
New Media Investment Group, Inc.	4,490	60,525
New York Times Co. (The), Class A	10,749	190,257
Nexstar Media Group, Inc., Class A	3,990	238,602
Reading International, Inc., Class A *	1,506	24,292
Saga Communications, Inc., Class A	394	18,025
Salem Media Group, Inc.	861	6,113
Scholastic Corp.	2,336	101,826
Sinclair Broadcast Group, Inc., Class A	6,162	202,730
Time, Inc.	8,877	127,385
Townsquare Media, Inc., Class A *	783	8,018
tronc, Inc. *(a)	2,030	26,167
World Wrestling Entertainment, Inc., Class A	3,359	68,423
		2,281,552

39 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 1.2%
AK Steel Holding Corp. *	27,698	181,976
Allegheny Technologies, Inc. (a)	9,377	159,503
Ampco-Pittsburgh Corp.	667	9,838
Carpenter Technology Corp.	3,994	149,495
Century Aluminum Co. *	4,377	68,194
Cliffs Natural Resources, Inc. *(a)	26,167	181,076
Coeur Mining, Inc. *	15,243	130,785
Commercial Metals Co.	9,924	192,823
Compass Minerals International, Inc.	2,976	194,333
Ferroglobe Representation & Warranty Insurance Trust *(b)	5,015	—
Gold Resource Corp.	3,896	15,896
Handy & Harman Ltd. *	202	6,343
Haynes International, Inc.	1,062	38,561
Hecla Mining Co.	34,608	176,501
Kaiser Aluminum Corp.	1,529	135,347
Klondex Mines Ltd. *	15,200	51,224
Materion Corp.	1,555	58,157
Olympic Steel, Inc.	846	16,480
Ramaco Resources, Inc. *(a)	430	2,601
Ryerson Holding Corp. *	965	9,553
Schnitzer Steel Industries, Inc., Class A	2,273	57,280
SunCoke Energy, Inc. *	5,034	54,871
TimkenSteel Corp. *(a)	3,081	47,355
Warrior Met Coal, Inc.	1,478	25,318
Worthington Industries, Inc.	3,891	195,406
		2,158,916

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	2,395	43,828
Anworth Mortgage Asset Corp.	8,089	48,615
Apollo Commercial Real Estate Finance, Inc.	8,076	149,810
Ares Commercial Real Estate Corp.	2,562	33,537
ARMOUR Residential REIT, Inc. (a)	3,207	80,175
Capstead Mortgage Corp.	8,250	86,047
Cherry Hill Mortgage Investment Corp.	1,030	19,024
CYS Investments, Inc.	13,300	111,853
Dynex Capital, Inc.	3,496	24,822
Ellington Residential Mortgage REIT	729	10,687
Great Ajax Corp.	1,009	14,106
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,061	92,875
Invesco Mortgage Capital, Inc.	9,724	162,488
KKR Real Estate Finance Trust, Inc.	909	19,544
Ladder Capital Corp.	6,197	83,102

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 40

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MTGE Investment Corp.	3,949	74,241
New York Mortgage Trust, Inc.	9,264	57,622
Orchid Island Capital, Inc. (a)	2,616	25,794
Owens Realty Mortgage, Inc.	782	13,263
PennyMac Mortgage Investment Trust	5,886	107,655
Redwood Trust, Inc.	6,587	112,242
Resource Capital Corp.	2,766	28,130
Sutherland Asset Management Corp.	1,486	22,067
Western Asset Mortgage Capital Corp.	3,699	38,100
		1,459,627

Multi-Utilities - 0.5%
Avista Corp.	5,653	240,026
Black Hills Corp.	4,698	316,974
NorthWestern Corp.	4,205	256,589
Unitil Corp.	1,083	52,320
		865,909

Multiline Retail - 0.3%
Big Lots, Inc.	3,849	185,907
Dillard's, Inc., Class A	1,331	76,785
Fred's, Inc., Class A	2,753	25,410
J.C. Penney Co., Inc. *(a)	27,238	126,657
Ollie's Bargain Outlet Holdings, Inc. *	4,180	178,068
Sears Holdings Corp. *(a)	877	7,770
		600,597

Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. *	12,335	19,983
Adams Resources & Energy, Inc.	189	7,764
Alon USA Energy, Inc.	2,410	32,101
Approach Resources, Inc. *	3,777	12,728
Arch Coal, Inc., Class A	1,924	131,409
Ardmore Shipping Corp.	1,617	13,178
Bill Barrett Corp. *	4,332	13,299
Bonanza Creek Energy, Inc. *	1,784	56,571
California Resources Corp. *(a)	3,743	32,003
Callon Petroleum Co. *	17,701	187,808
Carrizo Oil & Gas, Inc. *	5,220	90,932
Clean Energy Fuels Corp. *	11,983	30,437
Cloud Peak Energy, Inc. *	6,492	22,917
Contango Oil & Gas Co. *	1,560	10,358
CVR Energy, Inc. (a)	1,233	26,830

41 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Delek US Holdings, Inc.	5,325	140,793
Denbury Resources, Inc. *	30,377	46,477
DHT Holdings, Inc.	7,166	29,739
Dorian LPG Ltd. *	1,932	15,804
Earthstone Energy, Inc., Class A *	101	1,011
Eclipse Resources Corp. *	4,808	13,751
Energy XXI Gulf Coast, Inc. *	2,596	48,208
EP Energy Corp., Class A *(a)	3,016	11,038
Evolution Petroleum Corp.	1,370	11,097
Frontline Ltd.	6,759	38,729
GasLog Ltd.	3,212	48,983
Gastar Exploration, Inc. *	15,325	14,191
Gener8 Maritime, Inc. *(a)	3,059	17,406
Golar LNG Ltd.	8,182	182,049
Green Plains, Inc.	2,929	60,191
Halcon Resources Corp. *	5,366	24,362
Hallador Energy Co.	1,408	10,940
International Seaways, Inc. *	2,583	55,974
Isramco, Inc. *	85	9,724
Jagged Peak Energy, Inc. *	2,625	35,044
Jones Energy, Inc., Class A *(a)	4,821	7,714
Lilis Energy, Inc. *	3,755	18,399
Matador Resources Co. *	7,884	168,481
Midstates Petroleum Co., Inc. *	983	12,455
Navios Maritime Acquisition Corp.	7,368	10,831
Nordic American Tankers Ltd. (a)	8,383	53,148
Oasis Petroleum, Inc. *	20,664	166,345
Overseas Shipholding Group, Inc., Class A *	2,804	7,459
Pacific Ethanol, Inc. *	3,609	22,556
Panhandle Oil and Gas, Inc., Class A	1,238	28,598
Par Pacific Holdings, Inc. *(a)	2,790	50,332
PDC Energy, Inc. *	5,805	250,253
Peabody Energy Corp. *	4,292	104,939
Penn Virginia Corp. *	1,253	46,048
Renewable Energy Group, Inc. *	3,095	40,080
Resolute Energy Corp. *	1,906	56,742
REX American Resources Corp. *	441	42,583
Ring Energy, Inc. *	3,486	45,318
Rosehill Resources, Inc. *	220	1,835
Sanchez Energy Corp. *(a)	5,640	40,495
SandRidge Energy, Inc. *	3,065	52,749
Scorpio Tankers, Inc.	13,801	54,790
SemGroup Corp., Class A	5,576	150,552
Ship Finance International Ltd. (a)	5,963	81,097
SilverBow Resources, Inc. *	612	16,010
SRC Energy, Inc. *	17,639	118,710
Stone Energy Corp. *	1,713	31,485

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 42

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Teekay Corp. (a)	4,124	27,507
Teekay Tankers Ltd., Class A	9,079	17,068
Tellurian, Inc. *	4,868	48,826
Ultra Petroleum Corp. *	17,132	185,882
Uranium Energy Corp. *(a)	11,981	19,050
W&T Offshore, Inc. *	8,233	16,137
Westmoreland Coal Co. *	1,194	5,815
WildHorse Resource Development Corp. *	1,590	19,668
		3,523,786

Paper & Forest Products - 0.5%
Boise Cascade Co. *	3,372	102,509
Clearwater Paper Corp. *	1,465	68,489
Deltic Timber Corp.	962	71,823
KapStone Paper and Packaging Corp.	7,459	153,879
Louisiana-Pacific Corp. *	12,773	307,957
Neenah Paper, Inc.	1,433	114,998
PH Glatfelter Co.	3,755	73,373
Schweitzer-Mauduit International, Inc.	2,615	97,357
Verso Corp., Class A *	2,960	13,882
		1,004,267

Personal Products - 0.2%
elf Beauty, Inc. *(a)	1,818	49,468
Inter Parfums, Inc.	1,484	54,388
Medifast, Inc.	838	34,752
Natural Health Trends Corp.	608	16,933
Nature's Sunshine Products, Inc.	1,018	13,488
Nutraceutical International Corp.	861	35,861
Revlon, Inc., Class A *	936	22,183
USANA Health Sciences, Inc. *	1,018	65,254
		292,327

Pharmaceuticals - 1.8%
Aclaris Therapeutics, Inc. *	1,769	47,975
Aerie Pharmaceuticals, Inc. *	2,665	140,046
Amphastar Pharmaceuticals, Inc. *	3,073	54,884
ANI Pharmaceuticals, Inc. *	616	28,829
Aratana Therapeutics, Inc. *	3,555	25,703
Assembly Biosciences, Inc. *	1,231	25,420
Catalent, Inc. *	11,047	387,750
Cempra, Inc. *	3,855	17,733
Clearside Biomedical, Inc. *	1,815	16,535
Collegium Pharmaceutical, Inc. *(a)	1,990	24,895
Corcept Therapeutics, Inc. *	8,001	94,412
Corium International, Inc. *	1,747	13,033
Depomed, Inc. *	5,272	56,621

43 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Dermira, Inc. *(a)	3,345	97,473
Durect Corp. *	8,677	13,536
Heska Corp. *	514	52,464
Horizon Pharma plc *	13,933	165,385
Impax Laboratories, Inc. *	6,324	101,816
Innoviva, Inc. *	6,571	84,109
Intersect ENT, Inc. *	2,280	63,726
Intra-Cellular Therapies, Inc. *(a)	2,964	36,813
Lannett Co., Inc. *(a)	2,393	48,817
Medicines Co. (The) *	6,058	230,265
MyoKardia, Inc. *	1,516	19,860
Nektar Therapeutics *	13,011	254,365
Neos Therapeutics, Inc. *	1,071	7,818
Ocular Therapeutix, Inc. *	1,979	18,345
Omeros Corp. *	3,655	72,753
Pacira Pharmaceuticals, Inc. *	3,449	164,517
Paratek Pharmaceuticals, Inc. *	2,069	49,863
Phibro Animal Health Corp., Class A	1,619	59,984
Prestige Brands Holdings, Inc. *	4,596	242,715
Reata Pharmaceuticals, Inc., Class A *	747	23,635
Revance Therapeutics, Inc. *(a)	1,969	51,982
SciClone Pharmaceuticals, Inc. *	4,558	50,138
Sucampo Pharmaceuticals, Inc., Class A *	1,939	20,359
Supernus Pharmaceuticals, Inc. *	4,051	174,598
Teligent, Inc. *	3,610	33,031
Tetraphase Pharmaceuticals, Inc. *	2,696	19,222
TherapeuticsMD, Inc. *(a)	12,961	68,304
Theravance Biopharma, Inc. *(a)	3,666	146,053
WaVe Life Sciences Ltd. *	1,043	19,400
Zogenix, Inc. *(a)	1,914	27,753
Zynerba Pharmaceuticals, Inc. *	1,001	16,987
		3,369,922

Professional Services - 1.2%
Acacia Research Corp. *	4,242	17,392
Advisory Board Co. (The) *	3,538	182,207
Barrett Business Services, Inc.	606	34,718
BG Staffing, Inc.	608	10,567
CBIZ, Inc. *	4,490	67,350
Cogint, Inc. *(a)	1,183	5,974
CRA International, Inc.	707	25,678
Exponent, Inc.	2,209	128,785
Franklin Covey Co. *	1,007	19,435
FTI Consulting, Inc. *	3,585	125,332
GP Strategies Corp. *	1,007	26,585
Heidrick & Struggles International, Inc.	1,525	33,169
Hill International, Inc. *	2,159	11,227

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 44

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Huron Consulting Group, Inc. *	1,867	80,654
ICF International, Inc. *	1,507	70,980
Insperity, Inc.	1,608	114,168
Kelly Services, Inc., Class A	2,680	60,166
Kforce, Inc.	1,903	37,299
Korn/Ferry International	4,495	155,212
Mistras Group, Inc. *	1,338	29,396
Navigant Consulting, Inc. *	4,140	81,806
On Assignment, Inc. *	4,393	237,881
Pendrell Corp. *	1,051	7,599
Resources Connection, Inc.	2,400	32,880
RPX Corp. *	4,188	58,423
TriNet Group, Inc. *	3,638	119,108
TrueBlue, Inc. *	3,417	90,550
WageWorks, Inc. *	3,275	220,080
Willdan Group, Inc. *	662	20,224
		2,104,845

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,028	166,679
Altisource Portfolio Solutions S.A. *	900	19,638
Consolidated-Tomoka Land Co.	377	21,470
Forestar Group, Inc. *	3,495	59,939
FRP Holdings, Inc. *	453	20,906
Griffin Industrial Realty, Inc.	55	1,725
HFF, Inc., Class A	3,226	112,168
Kennedy-Wilson Holdings, Inc.	7,125	135,731
Marcus & Millichap, Inc. *	1,407	37,089
Maui Land & Pineapple Co., Inc. *	589	11,957
RE/MAX Holdings, Inc., Class A	1,564	87,662
RMR Group, Inc. (The), Class A	543	26,417
St. Joe Co. (The) *	4,238	79,463
Stratus Properties, Inc.	485	14,259
Tejon Ranch Co. *	1,147	23,674
Transcontinental Realty Investors, Inc. *	147	3,953
Trinity Place Holdings, Inc. *	1,859	13,217
		835,947

Road & Rail - 0.7%
ArcBest Corp.	2,213	45,588
Avis Budget Group, Inc. *	6,576	179,328
Covenant Transportation Group, Inc., Class A *	905	15,865
Daseke, Inc. *	1,798	20,012
Heartland Express, Inc.	3,887	80,927
Hertz Global Holdings, Inc. *	4,804	55,246
Knight Transportation, Inc.	6,422	237,935
Marten Transport Ltd.	2,020	55,348

45 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Roadrunner Transportation Systems, Inc. *	2,171	15,783
Saia, Inc. *	2,126	109,064
Schneider National, Inc., Class B	2,860	63,978
Swift Transportation Co. *	6,452	170,978
Universal Truckload Services, Inc.	475	7,125
Werner Enterprises, Inc.	4,187	122,888
YRC Worldwide, Inc. *	2,802	31,158
		1,211,223

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. *	3,412	220,722
Alpha & Omega Semiconductor Ltd. *	1,207	20,121
Ambarella, Inc. *	2,765	134,241
Amkor Technology, Inc. *	8,647	84,481
Axcelis Technologies, Inc. *	2,416	50,615
AXT, Inc. *	3,267	20,745
Brooks Automation, Inc.	6,038	130,964
Cabot Microelectronics Corp.	2,186	161,392
CEVA, Inc. *	1,882	85,537
Cirrus Logic, Inc. *	5,664	355,246
Cohu, Inc.	2,037	32,062
Cree, Inc. *	8,577	211,423
CyberOptics Corp. *	603	12,452
Diodes, Inc. *	3,290	79,059
DSP Group, Inc. *	1,705	19,778
Entegris, Inc. *	12,216	268,141
FormFactor, Inc. *	5,937	73,619
GSI Technology, Inc. *	1,252	9,841
Ichor Holdings Ltd. *	1,015	20,462
Impinj, Inc. *(a)	1,581	76,916
Inphi Corp. *	3,689	126,533
Integrated Device Technology, Inc. *	11,642	300,247
IXYS Corp.	2,094	34,446
Kopin Corp. *	6,180	22,928
Lattice Semiconductor Corp. *	10,361	69,004
MACOM Technology Solutions Holdings, Inc. *	3,561	198,597
MaxLinear, Inc., Class A *	5,283	147,343
MKS Instruments, Inc.	4,733	318,531
Monolithic Power Systems, Inc.	3,506	337,978
Nanometrics, Inc. *	2,115	53,488
NeoPhotonics Corp. *(a)	2,662	20,551
NVE Corp.	408	31,416
PDF Solutions, Inc. *	2,083	34,265
Photronics, Inc. *	5,437	51,108
Pixelworks, Inc. *	2,503	11,489
Power Integrations, Inc.	2,519	183,635
Rambus, Inc. *	9,734	111,260

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 46

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Rudolph Technologies, Inc. *	2,742	62,655
Semtech Corp. *	5,583	199,592
Sigma Designs, Inc. *	2,732	15,982
Silicon Laboratories, Inc. *	3,685	251,870
SunPower Corp. *	5,246	48,998
Synaptics, Inc. *	2,966	153,372
Ultra Clean Holdings, Inc. *	2,708	50,775
Veeco Instruments, Inc. *	4,143	115,383
Xcerra Corp. *	4,282	41,835
Xperi Corp.	4,254	126,769
		5,187,867

Software - 3.3%
8x8, Inc. *	7,620	110,871
A10 Networks, Inc. *	3,806	32,123
ACI Worldwide, Inc. *	9,965	222,917
Agilysys, Inc. *	1,316	13,318
American Software, Inc., Class A	1,795	18,471
Aspen Technology, Inc. *	6,579	363,556
Barracuda Networks, Inc. *	2,209	50,940
Blackbaud, Inc.	4,187	359,035
Blackline, Inc. *	864	30,879
Bottomline Technologies (de), Inc. *	3,347	85,984
BroadSoft, Inc. *	2,540	109,347
Callidus Software, Inc. *	5,661	136,996
Commvault Systems, Inc. *	3,343	188,712
Digimarc Corp. *	751	30,153
Ebix, Inc. (a)	2,069	111,519
Ellie Mae, Inc. *	2,972	326,653
EnerNOC, Inc. *	2,044	15,841
Everbridge, Inc. *	1,488	36,248
Exa Corp. *	1,081	14,918
Fair Isaac Corp.	2,704	376,965
Gigamon, Inc. *	3,172	124,818
Glu Mobile, Inc. *	9,287	23,217
Guidance Software, Inc. *	1,234	8,157
HubSpot, Inc. *	2,955	194,291
Imperva, Inc. *	2,940	140,679
Majesco *(a)	457	2,253
MicroStrategy, Inc., Class A *	820	157,169
Mitek Systems, Inc. *	2,294	19,270
MobileIron, Inc. *	4,813	29,119
Model N, Inc. *	1,727	22,969
Monotype Imaging Holdings, Inc.	3,293	60,262
Park City Group, Inc. *(a)	855	10,388
Paycom Software, Inc. *	4,329	296,147
Paylocity Holding Corp. *	2,282	103,101

47 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Pegasystems, Inc.	3,115	181,760
Progress Software Corp.	4,326	133,630
Proofpoint, Inc. *(a)	3,771	327,436
PROS Holdings, Inc. *	2,306	63,161
QAD, Inc., Class A	789	25,287
Qualys, Inc. *	2,757	112,486
Rapid7, Inc. *	1,550	26,086
RealNetworks, Inc. *	1,733	7,504
RealPage, Inc. *	5,153	185,250
RingCentral, Inc., Class A *	5,480	200,294
Rosetta Stone, Inc. *	1,504	16,213
Rubicon Project, Inc. (The) *	2,901	14,911
SecureWorks Corp., Class A *	472	4,385
Silver Spring Networks, Inc. *(a)	3,137	35,385
Synchronoss Technologies, Inc. *	3,566	58,661
Telenav, Inc. *	2,354	19,067
TiVo Corp.	10,113	188,607
Upland Software, Inc. *	638	14,030
Varonis Systems, Inc. *	1,680	62,496
VASCO Data Security International, Inc. *	2,265	32,503
Verint Systems, Inc. *	5,365	218,355
VirnetX Holding Corp. *(a)	3,778	17,190
Workiva, Inc. *	2,180	41,529
Zendesk, Inc. *	8,533	237,047
Zix Corp. *	5,001	28,456
		6,079,015

Specialty Retail - 1.9%
Aaron's, Inc.	5,678	220,874
Abercrombie & Fitch Co., Class A	5,881	73,160
America's Car-Mart, Inc. *	726	28,241
American Eagle Outfitters, Inc.	14,393	173,436
Asbury Automotive Group, Inc. *	1,726	97,605
Ascena Retail Group, Inc. *	14,943	32,127
At Home Group, Inc. *(a)	671	15,628
Barnes & Noble Education, Inc. *	3,122	33,187
Barnes & Noble, Inc.	4,926	37,438
Big 5 Sporting Goods Corp.	1,497	19,536
Boot Barn Holdings, Inc. *	922	6,528
Buckle, Inc. (The) (a)	2,185	38,893
Build-A-Bear Workshop, Inc. *	1,105	11,547
Caleres, Inc.	3,700	102,786
Camping World Holdings, Inc., Class A	981	30,264
Carvana Co. *	1,330	27,225
Cato Corp., (The), Class A	2,030	35,708
Chico's FAS, Inc.	11,271	106,173
Children's Place, Inc. (The)	1,468	149,883

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 48

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Citi Trends, Inc.	1,298	27,543
Conn's, Inc. *(a)	1,614	30,827
Container Store Group, Inc. (The) *	1,542	9,129
DSW, Inc., Class A	5,812	102,872
Express, Inc. *	6,091	41,114
Finish Line, Inc., (The), Class A	3,610	51,154
Five Below, Inc. *	4,627	228,435
Francesca's Holdings Corp. *	3,266	35,730
Genesco, Inc. *	1,619	54,884
GNC Holdings, Inc., Class A (a)	5,928	49,973
Group 1 Automotive, Inc.	1,795	113,659
Guess?, Inc.	4,778	61,063
Haverty Furniture Cos., Inc.	1,689	42,394
Hibbett Sports, Inc. *	1,921	39,861
J. Jill, Inc. *	1,035	12,720
Kirkland's, Inc. *	1,302	13,384
Lithia Motors, Inc., Class A	2,051	193,266
Lumber Liquidators Holdings, Inc. *	2,470	61,898
MarineMax, Inc. *	2,047	40,019
Monro Muffler Brake, Inc.	2,712	113,226
Office Depot, Inc.	43,596	245,881
Party City Holdco, Inc. *(a)	1,941	30,377
Pier 1 Imports, Inc.	6,957	36,107
Rent-A-Center, Inc. (a)	4,092	47,958
RH *(a)	2,882	185,947
Select Comfort Corp. *	3,651	129,574
Shoe Carnival, Inc.	1,156	24,137
Sonic Automotive, Inc., Class A	2,180	42,401
Sportsman's Warehouse Holdings, Inc. *(a)	2,022	10,919
Tailored Brands, Inc. (a)	4,129	46,080
Tile Shop Holdings, Inc.	2,986	61,661
Tilly's, Inc., Class A	827	8,394
Vitamin Shoppe, Inc. *	1,983	23,102
West Marine, Inc.	1,507	19,365
Winmark Corp.	223	28,756
Zumiez, Inc. *	1,698	20,970
		3,525,019

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *	9,267	173,293
Avid Technology, Inc. *	2,494	13,118
CPI Card Group, Inc. (a)	1,394	3,973
Cray, Inc. *	3,150	57,960
Diebold Nixdorf, Inc. (a)	6,637	185,836
Eastman Kodak Co. *	1,582	14,396
Electronics For Imaging, Inc. *	4,061	192,410
Immersion Corp. *	2,323	21,093

49 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Intevac, Inc. *	1,706	18,937
Pure Storage, Inc., Class A *	8,171	104,670
Quantum Corp. *	2,457	19,189
Stratasys Ltd. *	4,388	102,284
Super Micro Computer, Inc. *	3,338	82,282
USA Technologies, Inc. *(a)	2,793	14,524
		1,003,965

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	2,563	148,808
Crocs, Inc. *	5,941	45,805
Culp, Inc.	785	25,512
Deckers Outdoor Corp. *	2,802	191,265
Delta Apparel, Inc. *	555	12,310
Fossil Group, Inc. *(a)	3,623	37,498
G-III Apparel Group Ltd. *	3,714	92,664
Iconix Brand Group, Inc. *	3,684	25,456
Movado Group, Inc.	1,238	31,259
Oxford Industries, Inc.	1,446	90,361
Perry Ellis International, Inc. *	933	18,156
Sequential Brands Group, Inc. *	2,800	11,172
Steven Madden Ltd. *	5,319	212,494
Superior Uniform Group, Inc.	573	12,807
Unifi, Inc. *	1,199	36,929
Vera Bradley, Inc. *	1,814	17,741
Wolverine World Wide, Inc.	8,370	234,444
		1,244,681

Thrifts & Mortgage Finance - 2.1%
ASB Bancorp, Inc. *	247	10,856
Astoria Financial Corp.	7,952	160,233
Bank Mutual Corp.	3,599	32,931
BankFinancial Corp.	1,183	17,650
Bear State Financial, Inc.	1,029	9,734
Beneficial Bancorp, Inc.	5,863	87,945
BofI Holding, Inc. *(a)	5,179	122,846
BSB Bancorp, Inc. *	625	18,281
Capitol Federal Financial, Inc.	11,014	156,509
Charter Financial Corp.	1,280	23,040
Clifton Bancorp, Inc.	1,706	28,200
Dime Community Bancshares, Inc.	2,402	47,079
Entegra Financial Corp. *	555	12,626
ESSA Bancorp, Inc.	636	9,362
Essent Group Ltd. *	6,781	251,846
Federal Agricultural Mortgage Corp., Class C	669	43,284
First Defiance Financial Corp.	799	42,091
Flagstar Bancorp, Inc. *	1,712	52,764

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 50

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Greene County Bancorp, Inc.	235	6,392
Hingham Institution for Savings	102	18,557
Home Bancorp, Inc. (a)	448	19,049
HomeStreet, Inc. *	2,544	70,405
Impac Mortgage Holdings, Inc. *	665	10,061
Kearny Financial Corp.	7,369	109,430
LendingTree, Inc. *(a)	549	94,538
Malvern Bancorp, Inc. *	564	13,508
Meridian Bancorp, Inc.	3,759	63,527
Meta Financial Group, Inc.	787	70,043
MGIC Investment Corp. *	32,517	364,190
Nationstar Mortgage Holdings, Inc. *	2,532	45,298
NMI Holdings, Inc., Class A *	4,529	51,857
Northfield Bancorp, Inc.	3,620	62,083
Northwest Bancshares, Inc.	8,299	129,547
OceanFirst Financial Corp.	2,767	75,041
Oconee Federal Financial Corp.	109	3,029
Ocwen Financial Corp. *	8,291	22,303
Oritani Financial Corp.	3,473	59,215
PCSB Financial Corp. *	1,589	27,108
PennyMac Financial Services, Inc., Class A *	1,102	18,403
PHH Corp. *	4,575	62,998
Provident Bancorp, Inc. *	344	7,740
Provident Financial Holdings, Inc.	514	9,895
Provident Financial Services, Inc.	5,275	133,880
Prudential Bancorp, Inc.	713	12,948
Radian Group, Inc.	19,029	311,124
Riverview Bancorp, Inc.	1,689	11,215
SI Financial Group, Inc.	867	13,959
Southern Missouri Bancorp, Inc.	455	14,678
Territorial Bancorp, Inc.	665	20,741
Timberland Bancorp, Inc.	546	13,797
TrustCo Bank Corp.	7,825	60,644
United Community Financial Corp.	3,416	28,387
United Financial Bancorp, Inc.	4,442	74,137
Walker & Dunlop, Inc. *	2,377	116,069
Washington Federal, Inc.	7,854	260,753
Waterstone Financial, Inc.	2,330	43,921
Western New England Bancorp, Inc.	2,115	21,467
WSFS Financial Corp.	2,653	120,314
		3,799,528

Tobacco - 0.2%
Turning Point Brands, Inc. *	464	7,118
Universal Corp.	2,076	134,317
Vector Group Ltd.	8,016	170,901
		312,336

51 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,177	90,850
Applied Industrial Technologies, Inc.	3,363	198,585
Beacon Roofing Supply, Inc. *	5,165	253,085
BMC Stock Holdings, Inc. *	5,748	125,594
CAI International, Inc. *	1,481	34,952
DXP Enterprises, Inc. *	1,272	43,884
EnviroStar, Inc.	308	8,331
Foundation Building Materials, Inc. *	1,140	14,660
GATX Corp.	3,383	217,425
GMS, Inc. *	2,068	58,111
H&E Equipment Services, Inc.	2,409	49,168
Herc Holdings, Inc. *	2,127	83,634
Huttig Building Products, Inc. *	2,091	14,658
Kaman Corp.	2,318	115,599
Lawson Products, Inc. *	447	9,901
MRC Global, Inc. *	8,098	133,779
Neff Corp., Class A *	900	17,100
Nexeo Solutions, Inc. *	2,306	19,140
NOW, Inc. *	9,243	148,627
Rush Enterprises, Inc.:
Class A *	2,612	97,114
Class B *	513	18,678
SiteOne Landscape Supply, Inc. *	2,937	152,900
Textainer Group Holdings Ltd.	1,837	26,637
Titan Machinery, Inc. *	1,521	27,348
Triton International Ltd.	3,814	127,540
Veritiv Corp. *	1,008	45,360
Willis Lease Finance Corp. *	332	8,874
		2,141,534

Water Utilities - 0.3%
American States Water Co.	3,156	149,626
AquaVenture Holdings Ltd. *	599	9,123
Artesian Resources Corp., Class A	490	18,444
Cadiz, Inc. *	1,834	24,759
California Water Service Group	4,151	152,757
Connecticut Water Service, Inc.	883	49,015
Consolidated Water Co. Ltd.	1,137	14,099
Global Water Resources, Inc.	641	6,346
Middlesex Water Co.	1,246	49,341
Pure Cycle Corp. *	1,502	11,640
SJW Group	1,344	66,098
York Water Co. (The)	992	34,571
		585,819

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 52

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	42,292
Shenandoah Telecommunications Co.	4,079	125,225
Spok Holdings, Inc.	1,597	28,267
		195,784

Total Common Stocks (Cost $128,107,494)		166,695,131

EXCHANGE-TRADED FUNDS - 3.1%
iShares Russell 2000 ETF	39,500	5,566,340

Total Exchange-Traded Funds (Cost $4,649,870)		5,566,340

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills, 0.573%, 8/17/17 ^	1,000,000	998,880

Total U.S. Treasury Obligations (Cost $999,252)		998,880

TIME DEPOSIT - 4.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	8,564,199	8,564,199

Total Time Deposit (Cost $8,564,199)		8,564,199

	SHARES	VALUE ($)
RIGHTS - 0.0% (c)
Biotechnology - 0.0% (c)
Chelsea Therapeutics International Ltd. CVR *	5,785	686
Dyax Corp. CVR *	11,242	12,479
Tobira Therapeutics, Inc. CVR *	690	9,480
		22,645

Pharmaceuticals - 0.0% (c)
Forest Laboratories, Inc. CVR *(b)	1,024	—
Omthera Pharmaceutical, Inc. CVR *	508	305
		305

Total Rights (Cost $21,959)		22,950

53 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
WARRANTS - 0.0% (c)
Biotechnology - 0.0% (c)
Asterias Biotherapeutics, Inc. (expiring 09/29/17) *(a)	163	81

Total Warrants (Cost $93)		81

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	9,814,095	9,814,095

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,814,095)		9,814,095

TOTAL INVESTMENTS (Cost $152,156,962) - 105.5%		191,661,676
Other assets and liabilities, net - (5.5%)		(9,918,200)
NET ASSETS - 100.0%		181,743,476

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	137	9/17	$9,687,955	($52,040)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
^ Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,542,343 as of June 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(c) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 54

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $152,156,962) - including $9,542,343 of securities on loan	$191,661,676
Cash	10,802
Receivable for investments sold	33,965
Receivable for capital shares sold	86,733
Dividends and interest receivable	183,251
Securities lending income receivable	18,178
Directors' deferred compensation plan	75,698
Other assets	2,124
Total assets	192,072,427

LIABILITIES
Payable for variation margin on open futures contracts	25,055
Payable for investments purchased	91,185
Payable for capital shares redeemed	99,475
Deposits for securities loaned	9,814,095
Payable to affiliates:
Investment advisory fee	37,205
Administrative fee	14,882
Distribution and service fees	4,748
Sub-transfer agency fee	1,116
Directors' deferred compensation plan	75,698
Other	21,670
Accrued expenses	143,822
Total liabilities	10,328,951
NET ASSETS	$181,743,476

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$126,116,434
Accumulated undistributed net investment income	2,473,077
Accumulated undistributed net realized gain	13,701,245
Net unrealized appreciation (depreciation)	39,452,720
Total	$181,743,476

NET ASSET VALUE PER SHARE
Class I (based on net assets of $152,580,502 and 1,879,405 shares outstanding)	$81.19
Class F (based on net assets of $29,162,974 and 357,753 shares outstanding)	$81.52
See notes to financial statements.

55 www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $528)	$1,198,383
Interest income	13,494
Securities lending income, net	132,917
Total investment income	1,344,794

EXPENSES
Investment advisory fee	220,574
Administrative fee	105,876
Distribution and service fees:
Class F	27,268
Directors' fees and expenses	4,217
Custodian fees	44,883
Transfer agency fees and expenses:
Class I	7,520
Class F	2,214
Accounting fees	26,986
Professional fees	20,616
Reports to shareholders	3,692
Licensing fees	35,406
Miscellaneous	17,077
Total expenses	516,329
Waiver and/or reimbursement of expenses by affiliate	(144,841)
Reimbursement of expenses-other	(2,124)
Net expenses	369,364
Net investment income (loss)	975,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	6,172,600
Futures contracts	344,760
6,517,360

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	743,598
Futures contracts	187,745
Foreign currency	46
931,389

Net realized and unrealized gain (loss)	7,448,749

Net increase (decrease) in net assets resulting from operations	$8,424,179
See notes to financial statements.

www.calvert.com CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 56

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$975,430	$1,770,173
Net realized gain (loss)	6,517,360	6,812,499
Net change in unrealized appreciation (depreciation)	931,389	21,064,808
Net increase (decrease) in net assets resulting from operations	8,424,179	29,647,480

Distributions to shareholders from:
Net investment income:
Class I shares	—	(739,188)
Class F shares	—	(87,253)
Net realized gain:
Class I shares	—	(11,545,346)
Class F shares	—	(1,908,701)
Total distributions to shareholders	—	(14,280,488)

Capital share transactions:
Shares sold:
Class I shares	7,144,705	17,370,069
Class F shares	5,404,005	7,779,850
Shares issued from merger (See Note G):
Class I shares	—	9,908,332
Reinvestment of distributions:
Class I shares	—	12,284,534
Class F shares	—	1,995,954
Shares redeemed:
Class I shares	(11,464,999)	(22,908,913)
Class F shares	(2,462,217)	(4,211,630)
Total capital share transactions	(1,378,506)	22,218,196

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,045,673	37,585,188

NET ASSETS
Beginning of period	174,697,803	137,112,615
End of period (including accumulated undistributed net investment income of $2,473,077 and $1,497,647, respectively)	$181,743,476	$174,697,803

See notes to financial statements.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Shares sold:
Class I shares	90,597	238,386
Class F shares	68,192	105,761
Shares issued from merger (See Note G):
Class I shares	—	127,586
Reinvestment of distributions:
Class I shares	—	158,245
Class F shares	—	25,573
Shares redeemed:
Class I shares	(145,074)	(306,919)
Class F shares	(31,077)	(59,346)
Total capital share activity	(17,362)	289,286
See notes to financial statements.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)		2015 (a)	2014	2013	2012 (a)
Net asset value, beginning	$77.43		$69.72		$75.83	$82.34	$62.39	$57.44
Income from investment operations:
Net investment income	0.45		0.90		0.55	0.50	0.56	0.87
Net realized and unrealized gain (loss)	3.31		13.70		(4.44)	2.99	22.96	7.95
Total from investment operations	3.76		14.60		(3.89)	3.49	23.52	8.82
Distributions from:
Net investment income	—		(0.41)		(0.12)	(0.48)	(0.58)	(0.63)
Net realized gain	—		(6.48)		(2.10)	(9.52)	(2.99)	(3.24)
Total distributions	—		(6.89)		(2.22)	(10.00)	(3.57)	(3.87)
Total increase (decrease) in net asset value	3.76		7.71		(6.11)	(6.51)	19.95	4.95
Net asset value, ending	$81.19		$77.43		$69.72	$75.83	$82.34	$62.39
Total return (b)	4.86%		20.92%		(5.19%)	4.15%	37.89%	15.50%
Ratios to average net assets: (c)
Total expenses	0.55%	(d)	0.75%		0.79%	0.75%	0.69%	0.76%
Net expenses	0.38%	(d)	0.53%		0.74%	0.74%	0.69%	0.73%
Net investment income	1.14%	(d)	1.25%		0.72%	0.63%	0.75%	1.40%
Portfolio turnover	12%		17%	(e)	14%	21%	11%	13%
Net assets, ending (in thousands)	$152,581		$149,739		$119,674	$150,532	$141,111	$106,827

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
(e) During the year ended December 31, 2016, the Portfolio incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Portfolio on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2016 (a)		2015 (a)	2014	2013	2012 (a)
Net asset value, beginning	$77.84		$70.13		$76.31	$82.79	$62.68	$57.69
Income from investment operations:
Net investment income	0.36		0.73		0.40	0.31	0.36	0.77
Net realized and unrealized gain (loss)	3.32		13.76		(4.48)	3.01	23.11	7.94
Total from investment operations	3.68		14.49		(4.08)	3.32	23.47	8.71
Distributions from:
Net investment income	—		(0.30)		—	(0.28)	(0.37)	(0.48)
Net realized gain	—		(6.48)		(2.10)	(9.52)	(2.99)	(3.24)
Total distributions	—		(6.78)		(2.10)	(9.80)	(3.36)	(3.72)
Total increase (decrease) in net asset value	3.68		7.71		(6.18)	(6.48)	20.11	4.99
Net asset value, ending	$81.52		$77.84		$70.13	$76.31	$82.79	$62.68
Total return (b)	4.73%		20.63%		(5.40%)	3.93%	37.62%	15.23%
Ratios to average net assets: (c)
Total expenses	0.76%	(d)	0.96%		1.01%	0.98%	0.90%	0.99%
Net expenses	0.63%	(d)	0.78%		0.95%	0.95%	0.90%	0.94%
Net investment income	0.90%	(d)	1.00%		0.52%	0.43%	0.55%	1.23%
Portfolio turnover	12%		17%	(e)	14%	21%	11%	13%
Net assets, ending (in thousands)	$29,163		$24,959		$17,439	$17,153	$15,007	$9,323

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
(e) During the year ended December 31, 2016, the Portfolio incurred sales of $9,332,219 to realign the combined portfolio in connection with the reorganization of Calvert VP Natural Resources Portfolio into the Portfolio on September 23, 2016. These sales were excluded from the portfolio turnover calculation.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Russell 2000 Small Cap Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 20 million shares have been allocated to each class of the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy.

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Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Common Stocks**	$166,683,855	$—	$11,276	$166,695,131
Exchange-Traded Funds	5,566,340	—	—	5,566,340
U.S. Treasury Obligations	—	998,880	—	998,880
Time Deposit	—	8,564,199	—	8,564,199
Rights	—	22,950	—	22,950
Warrants	81	—	—	81
Short Term Investment of Cash Collateral for Securities Loaned	9,814,095	—	—	9,814,095
TOTAL	$182,064,371	$9,586,029	$11,276	$191,661,676
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts***	($52,040)	$—	$—	($52,040)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
*** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.

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Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.25% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $220,574.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Portfolio pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.38% for Class I and 0.63% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $127,195.

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The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $105,876, of which $17,646 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $27,268 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $6,617 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $2,124, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $20,922,954 and $19,866,683, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$151,815,316
Gross unrealized appreciation	$52,849,618
Gross unrealized depreciation	(13,003,258)
Net unrealized appreciation (depreciation)	$39,846,360
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, the Portfolio used futures contracts to provide equity market exposure for uncommitted cash balances.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets	Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$— *	Net unrealized appreciation (depreciation)	($52,040)*
* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$344,760	$187,745
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $12,027,661.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $9,542,343 and the total value of collateral received was $9,814,095.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,814,012	$—	$—	$—	$9,814,012
Warrants	83	—	—	—	83
Total	$9,814,095	$—	$—	$—	$9,814,095
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.

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On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE G — REORGANIZATION
The Board approved the reorganization of Calvert VP Natural Resources Portfolio ("Natural Resources") into Calvert VP Russell 2000 Small Cap Index Portfolio ("Russell 2000 Small Cap Index"). Shareholders of Natural Resources approved the reorganization at a meeting held on September 9, 2016 and the reorganization took place at the close of business on September 23, 2016. The purpose of the transaction was to combine a small fund with a substantially larger fund, both managed by CIM.
The acquisition was accomplished by a taxable exchange of the following shares:

ACQUIRED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Natural Resources	280,355	Russell 2000 Small Cap Index, Class I	127,586	$9,908,332
For financial reporting purposes, assets received and shares issued by Russell 2000 Small Cap Index were recorded at fair value; Natural Resources invested in ETFs and ETNs that are not typically held by Russell 2000 Small Cap Index. Accordingly, Natural Resources Reorganization resulted in the liquidation of approximately 100 percent of the portfolio securities of Natural Resources. These sale proceeds were then reinvested in portfolio securities included in the Russell 2000 Index.
The net assets immediately before the acquisition were as follows:

ACQUIRED PORTFOLIO	NET ASSETS	ACQUIRING PORTFOLIO	NET ASSETS
Natural Resources	$9,908,332	Russell 2000 Small Cap Index	$155,883,778
Assuming the acquisition had been completed on January 1, 2016, Russell 2000 Small Cap Index's results of operations for the year ended December 31, 2016 would have been as follows:

Net investment income	$1,865,543(a)
Net realized and change in unrealized gain (loss) on investments	$35,076,083(b)
Net increase (decrease) in assets from operations	$36,941,626
(a) $1,770,173 as reported, plus $95,370 from pre-merger Natural Resources.
(b) $27,877,307 as reported, plus $7,197,713 from pre-merger Natural Resources.
Because Russell 2000 Small Cap Index and Natural Resources sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Natural Resources since September 23, 2016 through the period ended December 31, 2016.
NOTE H — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 63.9% of the value of the outstanding shares of the Portfolio and separate accounts of another insurance company owned 14.5% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Russell 2000® Small Cap Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Russell 2000® Small Cap Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24226 6.30.17

Calvert VP EAFE International Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
39	Officers and Directors
40	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	11/12/2002	11/12/2002	14.48%	19.03%	7.76%	0.21%
Class F at NAV	12/17/2007	11/12/2002	14.33	18.75	7.51	-0.01

MSCI EAFE Index	—	—	13.81%	20.27%	8.68%	1.02%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.75%	1.03%
Net					0.50	0.75

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)

Financials	21.4%	Nestle SA	2.0%
Industrials	14.5%	Novartis AG	1.4%
Consumer Discretionary	12.1%	HSBC Holdings plc	1.3%
Consumer Staples	11.5%	Roche Holding AG	1.3%
Health Care	10.7%	Toyota Motor Corp.	1.0%
Materials	7.4%	British American Tobacco plc	0.9%
Information Technology	6.0%	Royal Dutch Shell plc, Class A	0.9%
Energy	4.7%	Total SA	0.8%
Telecommunication Services	4.3%	Sanofi SA	0.8%
Real Estate	3.7%	Commonwealth Bank of Australia	0.8%
Utilities	3.3%	Total	11.2%
Exchange-Traded Funds	0.2%
Time Deposit	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. Class F share performance prior to December 17, 2007 is based on Class I performance, adjusted to reflect Class F expenses. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

3 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,144.80	$2.55**	0.48%
Class F	$1,000.00	$1,143.30	$3.88**	0.73%
Hypothetical (5% return per year before expenses)
Class I	$1,000.00	$1,022.41	$2.41**	0.48%
Class F	$1,000.00	$1,021.18	$3.66**	0.73%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.2%
Australia - 6.9%
AGL Energy Ltd.	6,879	134,804
Alumina Ltd.	24,958	36,761
Amcor Ltd.	11,722	146,030
AMP Ltd.	30,156	120,329
APA Group	11,361	80,052
Aristocrat Leisure Ltd.	5,521	95,717
ASX Ltd.	1,973	81,290
Aurizon Holdings Ltd.	20,921	86,172
AusNet Services	18,034	24,045
Australia & New Zealand Banking Group Ltd. (a)	29,630	653,984
Bank of Queensland Ltd.	3,884	34,172
Bendigo & Adelaide Bank Ltd.	4,706	40,060
BGP Holdings plc *(b)	77,172	—
BHP Billiton Ltd.	32,509	579,437
Boral Ltd.	10,917	58,288
Brambles Ltd.	16,054	120,045
Caltex Australia Ltd.	2,659	64,569
Challenger Ltd.	5,824	59,728
CIMIC Group Ltd.	1,008	30,077
Coca-Cola Amatil Ltd.	5,839	41,434
Cochlear Ltd.	583	69,632
Commonwealth Bank of Australia	17,696	1,125,753
Computershare Ltd.	4,753	51,654
Crown Resorts Ltd.	3,713	35,043
CSL Ltd.	4,618	490,107
Dexus	9,869	71,852
Domino's Pizza Enterprises Ltd.	625	25,010
Flight Centre Travel Group Ltd. (a)	565	16,631
Fortescue Metals Group Ltd.	15,873	63,541
Goodman Group	18,131	109,580
GPT Group (The)	18,331	67,422
Harvey Norman Holdings Ltd. (a)	5,671	16,653
Healthscope Ltd. (a)	17,690	30,064
Incitec Pivot Ltd.	17,202	45,120
Insurance Australia Group Ltd.	24,790	129,197
Lend Lease Group	5,640	72,184
Macquarie Group Ltd.	3,100	210,812
Medibank Pvt Ltd.	28,079	60,458
Mirvac Group	37,741	61,716
National Australia Bank Ltd.	26,893	611,774
Newcrest Mining Ltd.	7,815	121,287
Oil Search Ltd.	13,972	73,166

5 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Orica Ltd.	3,807	60,497
Origin Energy Ltd. *	17,875	94,250
Qantas Airways Ltd.	4,855	21,340
QBE Insurance Group Ltd.	13,981	126,898
Ramsay Health Care Ltd.	1,442	81,591
REA Group Ltd. (a)	537	27,398
Rio Tinto Ltd.	4,756	231,135
Santos Ltd. *	16,283	37,872
Scentre Group	53,893	167,559
Seek Ltd.	3,336	43,353
Sonic Healthcare Ltd.	4,020	74,848
South32 Ltd.	54,280	111,790
Stockland	24,388	82,014
Suncorp Group Ltd.	13,117	149,403
Sydney Airport	11,138	60,672
TABCORP Holdings Ltd.	8,477	28,470
Tatts Group Ltd.	14,932	47,968
Telstra Corp. Ltd.	43,312	143,109
TPG Telecom Ltd. (a)	3,460	15,158
Transurban Group	23,430	213,386
Treasury Wine Estates Ltd.	7,525	76,092
Vicinity Centres (a)	34,307	67,695
Vocus Group Ltd. (a)	5,138	13,305
Wesfarmers Ltd.	11,398	351,457
Westfield Corp.	19,982	123,243
Westpac Banking Corp.	35,122	822,344
Woodside Petroleum Ltd.	7,674	176,034
Woolworths Ltd.	12,943	254,058
		9,748,589

Austria - 0.2%
Andritz AG	742	44,767
Erste Group Bank AG *	3,045	116,638
OMV AG	1,501	77,966
Raiffeisen Bank International AG *	1,194	30,138
Voestalpine AG	1,159	54,021
		323,530

Belgium - 1.1%
Ageas	1,987	80,019
Anheuser-Busch InBev SA/NV	7,712	851,779
Colruyt SA	686	36,131
Groupe Bruxelles Lambert SA	822	79,120
KBC Groep NV	2,956	224,121
Proximus	1,550	54,249
Solvay SA	755	101,329
Telenet Group Holding NV *	537	33,828

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 6

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
UCB SA	1,289	88,653
Umicore SA	970	67,474
		1,616,703

Denmark - 1.8%
AP Moller - Maersk A/S:
Class A	38	72,508
Class B	66	132,892
Carlsberg A/S, Class B	1,090	116,483
Chr Hansen Holding A/S	1,008	73,309
Coloplast A/S, Class B	1,211	101,222
Danske Bank A/S	6,970	268,157
DONG Energy A/S (c)	1,584	71,496
DSV A/S	1,937	118,978
Genmab A/S *	579	123,454
ISS A/S	1,703	66,896
Novo Nordisk A/S, Class B	19,905	855,264
Novozymes A/S, Class B	2,351	102,854
Pandora A/S	1,125	104,990
TDC A/S	8,279	48,146
Tryg A/S	1,180	25,805
Vestas Wind Systems A/S	2,242	207,087
William Demant Holding A/S *	1,220	31,566
		2,521,107

Finland - 1.0%
Elisa Oyj	1,450	56,249
Fortum Oyj	4,528	71,061
Kone Oyj, Class B	3,849	195,818
Metso Oyj	1,149	39,868
Neste Oyj	1,307	51,575
Nokia Oyj	59,068	362,189
Nokian Renkaat Oyj	1,167	48,306
Orion Oyj, Class B	1,045	66,755
Sampo Oyj, Class A	4,524	232,107
Stora Enso Oyj, Class R	5,616	72,570
UPM-Kymmene Oyj	5,441	155,148
Wartsila Oyj Abp	1,508	89,179
		1,440,825

France - 9.8%
Accor SA	1,729	81,106
Aeroports de Paris	302	48,680
Air Liquide SA	3,935	486,350
Alstom SA *	1,563	54,589
Arkema SA	692	73,900
Atos SE	898	125,999

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AXA SA	19,630	537,535
BNP Paribas SA	11,037	794,583
Bollore SA	8,863	40,298
Bouygues SA	2,111	88,937
Bureau Veritas SA	2,703	59,832
Capgemini SE	1,946	201,027
Carrefour SA	5,741	145,144
Casino Guichard-Perrachon SA	577	34,172
Christian Dior SE	555	158,695
Cie de Saint-Gobain	5,606	299,389
Cie Generale des Etablissements Michelin	2,072	275,771
CNP Assurances	1,750	39,281
Credit Agricole SA	11,374	183,216
Danone SA	5,975	448,469
Dassault Aviation SA	23	32,143
Dassault Systemes SE	1,309	117,405
Edenred	2,118	55,248
Eiffage SA	600	54,505
Electricite de France SA	2,649	28,702
Engie SA	16,794	253,484
Essilor International SA	2,096	266,638
Eurazeo SA	433	32,487
Eutelsat Communications SA	1,779	45,391
Fonciere des Regions	345	32,002
Gecina SA	419	65,766
Groupe Eurotunnel SE	4,766	50,851
Hermes International (a)	269	132,879
Icade SA	377	31,627
Iliad SA	269	63,572
Imerys SA	365	31,771
Ingenico Group	559	50,694
JC Decaux SA	757	24,819
Kering	766	260,832
Klepierre	2,243	91,931
L'Oreal SA	2,549	531,503
Lagardere SCA	1,203	37,960
Legrand SA	2,703	188,889
LVMH Moet Hennessy Louis Vuitton SE	2,945	736,413
Natixis SA	9,571	64,247
Orange SA	20,255	322,356
Pernod-Ricard SA (a)	2,149	287,766
Peugeot SA	4,946	98,572
Publicis Groupe SA	1,932	143,998
Remy Cointreau SA	223	25,994
Renault SA	1,945	175,974
Rexel SA	3,081	50,351
Safran SA	3,165	290,250

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sanofi SA	11,989	1,148,785
Schneider Electric SE *	5,702	438,196
SCOR SE	1,663	66,067
SEB SA	228	40,923
SFR Group SA *	892	30,148
Societe BIC SA	293	34,791
Societe Generale SA	7,766	418,787
Sodexo SA	933	120,583
Suez	3,330	61,660
Thales SA	1,075	115,696
Total SA	23,607	1,172,016
Unibail-Rodamco SE (a)	1,149	289,521
Valeo SA	2,412	162,277
Veolia Environnement SA	4,847	102,546
Vinci SA	5,124	437,085
Vivendi SA	10,418	231,982
Wendel SA	285	42,154
Zodiac Aerospace	2,069	56,211
		13,823,421

Germany - 9.5%
adidas AG	1,905	365,281
Allianz SE	4,785	944,281
Axel Springer SE	440	26,466
BASF SE	9,760	905,816
Bayer AG	8,586	1,112,832
Bayerische Motoren Werke AG	3,351	311,667
Bayerische Motoren Werke AG, PFC Shares	555	45,802
Beiersdorf AG	1,027	108,021
Brenntag AG	1,575	91,341
Commerzbank AG *	10,853	129,595
Continental AG	1,113	240,775
Covestro AG (c)	1,139	82,571
Daimler AG	10,149	736,093
Deutsche Bank AG	21,138	375,829
Deutsche Boerse AG	1,953	206,296
Deutsche Lufthansa AG	2,376	54,148
Deutsche Post AG	9,820	368,626
Deutsche Telekom AG	33,138	597,311
Deutsche Wohnen AG	3,440	131,812
E.ON SE	22,862	215,816
Evonik Industries AG	1,650	52,809
Fraport AG Frankfurt Airport Services Worldwide	424	37,521
Fresenius Medical Care AG & Co. KGaA	2,173	209,687
Fresenius SE & Co. KGaA	4,147	356,032
Fuchs Petrolub SE, PFC Shares	708	38,588
GEA Group AG	2,607	107,046

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hannover Rueck SE	614	73,750
HeidelbergCement AG	1,506	145,990
Henkel AG & Co. KGaA	1,059	128,281
Henkel AG & Co. KGaA, PFC Shares	1,803	248,622
Hochtief AG	211	38,735
Hugo Boss AG	681	47,740
Infineon Technologies AG	11,462	243,459
Innogy SE (c)	1,405	55,296
K&S AG (a)	1,951	50,111
Lanxess AG	933	70,759
Linde AG	1,880	357,864
MAN SE	359	38,501
Merck KGAA	1,308	158,266
Metro AG	1,817	61,382
Muenchener Rueckversicherungs-Gesellschaft AG	1,630	329,835
OSRAM Licht AG	907	72,399
Porsche Automobil Holding SE, PFC Shares	1,561	87,839
ProSiebenSat.1 Media SE	2,358	98,917
RTL Group SA	394	29,766
RWE AG *	4,989	99,659
SAP SE	10,177	1,065,240
Schaeffler AG, PFC Shares	1,692	24,274
Siemens AG	7,996	1,099,881
Symrise AG	1,257	89,184
Telefonica Deutschland Holding AG	7,582	37,918
ThyssenKrupp AG (a)	3,750	106,875
TUI AG	5,085	74,128
United Internet AG	1,254	69,013
Volkswagen AG	330	51,254
Volkswagen AG, PFC Shares	1,878	286,875
Vonovia SE	4,716	187,632
Zalando SE *(c)	881	40,285
		13,421,792

Hong Kong - 3.6%
AIA Group Ltd.	125,366	917,223
ASM Pacific Technology Ltd.	2,474	33,381
Bank of East Asia Ltd. (The)	12,310	52,908
BOC Hong Kong Holdings Ltd.	44,456	212,754
Cathay Pacific Airways Ltd. (a)	12,032	18,677
Cheung Kong Property Holdings Ltd.	31,247	244,516
CK Hutchison Holdings Ltd.	29,847	374,566
CK Infrastructure Holdings Ltd.	6,756	56,752
CLP Holdings Ltd.	16,622	175,767
First Pacific Co. Ltd.	21,797	16,074
Galaxy Entertainment Group Ltd.	23,913	145,135
Genting Singapore plc	61,654	48,575

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hang Lung Group Ltd.	8,939	36,986
Hang Lung Properties Ltd.	22,926	57,295
Hang Seng Bank Ltd.	7,740	161,922
Henderson Land Development Co. Ltd.	12,237	68,232
HK Electric Investments & HK Electric Investments Ltd. (a)(c)	27,027	24,918
HKT Trust & HKT Ltd.	27,020	35,508
Hong Kong & China Gas Co. Ltd.	84,956	159,775
Hong Kong Exchanges & Clearing Ltd.	12,606	325,668
Hongkong Land Holdings Ltd.	11,994	88,266
Hysan Development Co. Ltd.	6,398	30,534
Jardine Matheson Holdings Ltd.	2,519	161,710
Jardine Strategic Holdings Ltd.	2,100	87,544
Kerry Properties Ltd.	6,621	22,481
Li & Fung Ltd. (a)	60,061	21,844
Link	22,689	172,596
Melco Resorts & Entertainment, Ltd. (ADR)	1,940	43,553
MGM China Holdings Ltd.	9,686	21,540
MTR Corp. Ltd.	14,981	84,303
New World Development Co. Ltd.	57,431	72,799
NWS Holdings Ltd.	15,628	30,735
PCCW Ltd.	42,738	24,289
Power Assets Holdings Ltd.	14,042	123,949
Sands China Ltd.	24,683	112,987
Shangri-La Asia Ltd.	12,775	21,664
Sino Land Co. Ltd.	31,433	51,499
SJM Holdings Ltd.	20,186	21,269
Sun Hung Kai Properties Ltd.	14,652	215,240
Swire Pacific Ltd., Class A	5,537	54,050
Swire Properties Ltd.	11,929	39,323
Techtronic Industries Co. Ltd.	14,025	64,445
WH Group Ltd. (c)	81,549	82,346
Wharf Holdings Ltd. (The)	13,906	115,068
Wheelock & Co. Ltd.	8,286	62,498
Wynn Macau Ltd. (a)	15,891	37,107
Yue Yuen Industrial Holdings Ltd.	7,565	31,376
		5,061,647

Ireland - 1.1%
Bank of Ireland *	280,475	73,680
CRH plc	8,398	297,653
DCC plc	904	82,326
Experian plc	9,697	199,010
James Hardie Industries plc CDI	4,543	71,597
Kerry Group plc, Class A	1,614	138,866
Paddy Power Betfair plc	811	86,580

11 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ryanair Holdings plc *	1,686	34,484
Shire plc	9,456	521,394
		1,505,590

Israel - 0.7%
Azrieli Group Ltd.	432	23,997
Bank Hapoalim BM	10,868	73,285
Bank Leumi Le-Israel BM	14,751	71,668
Bezeq The Israeli Telecommunication Corp. Ltd.	21,147	35,078
Check Point Software Technologies Ltd. *	1,301	141,913
Elbit Systems Ltd.	237	29,235
Frutarom Industries Ltd.	387	27,018
Israel Chemicals Ltd.	5,200	24,530
Mizrahi Tefahot Bank Ltd.	1,418	25,782
Mobileye NV *	1,788	112,286
Nice Ltd.	610	48,060
Taro Pharmaceutical Industries Ltd. *	152	17,033
Teva Pharmaceutical Industries Ltd.	9,308	306,893
Teva Pharmaceutical Industries Ltd. (ADR)	941	31,260
		968,038

Italy - 1.9%
Assicurazioni Generali SpA	11,841	195,450
Atlantia SpA	4,209	118,397
Enel SpA	77,181	413,960
Eni SpA	25,749	386,952
Ferrari NV	1,252	107,736
Intesa Sanpaolo SpA	128,425	408,496
Intesa Sanpaolo SpA, PFC Shares	9,507	28,284
Leonardo SpA	4,126	68,697
Luxottica Group SpA	1,726	100,467
Mediobanca SpA	5,772	57,103
Poste Italiane SpA (c)	5,326	36,520
Prysmian SpA	1,988	58,633
Saipem SpA *(a)	6,184	22,900
Snam SpA	24,984	109,034
Telecom Italia SpA *	103,232	95,507
Telecom Italia SpA, PFC Shares	61,458	45,480
Terna Rete Elettrica Nazionale SpA	15,370	83,015
UniCredit SpA *	18,945	354,863
UnipolSai Assicurazioni SpA	11,540	25,317
		2,716,811

Japan - 23.3%
ABC-Mart, Inc.	336	19,801
Acom Co. Ltd. *	4,068	18,620
AEON Co. Ltd.	6,667	101,402

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 12

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
AEON Financial Service Co. Ltd.	1,135	24,087
AEON Mall Co. Ltd.	1,161	22,938
Air Water, Inc.	1,519	28,034
Aisin Seiki Co. Ltd.	1,952	100,346
Ajinomoto Co., Inc.	5,499	118,911
Alfresa Holdings Corp.	1,916	37,042
Alps Electric Co. Ltd.	1,919	55,744
Amada Holdings Co. Ltd.	3,469	40,239
ANA Holdings, Inc.	11,831	41,195
Aozora Bank Ltd.	12,060	46,044
Asahi Glass Co. Ltd.	2,057	86,864
Asahi Group Holdings Ltd.	3,915	147,440
Asahi Kasei Corp.	12,870	138,846
Asics Corp.	1,631	30,311
Astellas Pharma, Inc.	21,801	267,208
Bandai Namco Holdings, Inc.	2,037	69,599
Bank of Kyoto Ltd. (The)	3,093	29,309
Benesse Holdings, Inc.	678	25,631
Bridgestone Corp.	6,584	284,636
Brother Industries Ltd.	2,405	55,707
Calbee, Inc. (a)	818	32,174
Canon, Inc.	11,600	394,578
Casio Computer Co. Ltd.	2,331	35,926
Central Japan Railway Co.	1,459	238,279
Chiba Bank Ltd. (The)	7,141	51,968
Chubu Electric Power Co., Inc.	6,569	87,359
Chugai Pharmaceutical Co. Ltd. (a)	2,282	85,497
Chugoku Bank Ltd. (The)	1,735	26,048
Chugoku Electric Power Co., Inc. (The)	2,837	31,324
Coca-Cola Bottlers Japan, Inc.	2,300	66,598
Concordia Financial Group Ltd.	11,931	60,471
Credit Saison Co. Ltd.	1,512	29,606
CYBERDYNE, Inc. *(a)	1,053	14,032
Dai Nippon Printing Co. Ltd.	5,411	60,278
Dai-ichi Life Holdings, Inc.	10,913	198,086
Daicel Corp.	2,854	35,671
Daiichi Sankyo Co. Ltd.	6,100	143,978
Daikin Industries Ltd.	2,373	243,451
Daito Trust Construction Co. Ltd.	716	111,550
Daiwa House Industry Co. Ltd.	5,732	196,181
Daiwa House Residential Investment Corp.	13	30,857
Daiwa Securities Group, Inc.	16,944	100,897
DeNA Co., Ltd.	1,068	24,004
Denso Corp.	4,822	204,637
Dentsu, Inc.	2,205	105,780
Don Quijote Holdings Co. Ltd.	1,209	45,936
East Japan Railway Co.	3,350	320,917

13 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Eisai Co. Ltd.	2,551	141,141
Electric Power Development Co. Ltd.	1,493	36,979
FamilyMart UNY Holdings Co. Ltd.	833	47,702
FANUC Corp.	1,962	379,737
Fast Retailing Co. Ltd.	536	179,252
Fuji Electric Co. Ltd.	5,708	30,191
FUJIFILM Holdings Corp.	4,427	159,626
Fujitsu Ltd.	18,994	140,485
Fukuoka Financial Group, Inc. (a)	7,889	37,640
Hachijuni Bank Ltd. (The)	4,168	26,557
Hakuhodo DY Holdings, Inc.	2,178	29,006
Hamamatsu Photonics KK	1,451	44,716
Hankyu Hanshin Holdings, Inc.	2,462	88,694
Hikari Tsushin, Inc.	219	23,073
Hino Motors Ltd.	2,636	29,432
Hirose Electric Co. Ltd.	326	46,652
Hiroshima Bank Ltd. (The)	5,100	22,702
Hisamitsu Pharmaceutical Co., Inc.	630	30,204
Hitachi Chemical Co. Ltd.	1,062	31,839
Hitachi Construction Machinery Co. Ltd.	1,096	27,571
Hitachi High-Technologies Corp.	702	27,338
Hitachi Ltd.	48,924	301,650
Hitachi Metals Ltd.	2,186	30,500
Hokuriku Electric Power Co. (a)	1,715	15,482
Honda Motor Co. Ltd.	17,201	471,274
Hoshizaki Corp.	516	46,817
HOYA Corp.	4,023	209,443
Hulic Co. Ltd. (a)	3,040	31,132
Idemitsu Kosan Co. Ltd.	897	25,518
IHI Corp. *	14,982	51,199
Iida Group Holdings Co. Ltd.	1,500	25,037
INPEX Corp.	9,691	93,571
Isetan Mitsukoshi Holdings Ltd.	3,424	34,446
Isuzu Motors Ltd.	6,055	75,187
ITOCHU Corp.	15,148	225,537
J Front Retailing Co. Ltd.	2,460	37,910
Japan Airlines Co. Ltd.	1,220	37,790
Japan Airport Terminal Co. Ltd.	473	18,158
Japan Exchange Group, Inc.	5,318	96,696
Japan Post Bank Co. Ltd.	4,129	53,005
Japan Post Holdings Co. Ltd.	4,588	57,072
Japan Prime Realty Investment Corp.	8	27,704
Japan Real Estate Investment Corp.	13	64,610
Japan Retail Fund Investment Corp.	25	46,135
Japan Tobacco, Inc.	11,134	391,339
JFE Holdings, Inc.	5,325	92,717
JGC Corp.	2,113	34,419

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 14

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
JSR Corp.	1,959	33,913
JTEKT Corp.	2,275	33,477
JXTG Holdings, Inc.	29,238	127,931
Kajima Corp.	9,163	77,442
Kakaku.com, Inc.	1,455	20,916
Kamigumi Co. Ltd.	2,377	24,987
Kaneka Corp.	2,854	21,843
Kansai Electric Power Co., Inc. (The)	7,178	98,980
Kansai Paint Co. Ltd.	2,223	51,321
Kao Corp.	5,601	333,026
Kawasaki Heavy Industries Ltd.	14,479	43,098
KDDI Corp.	18,567	491,053
Keihan Holdings Co. Ltd.	5,192	33,040
Keikyu Corp.	4,779	57,636
Keio Corp.	5,898	49,439
Keisei Electric Railway Co. Ltd.	1,406	37,629
Keyence Corp.	1,000	440,228
Kikkoman Corp.	1,501	48,014
Kintetsu Group Holdings Co. Ltd.	18,467	71,247
Kirin Holdings Co. Ltd.	8,326	169,839
Kobe Steel Ltd. *	3,157	32,553
Koito Manufacturing Co. Ltd.	1,147	59,312
Komatsu Ltd.	9,346	239,888
Konami Holdings Corp.	951	52,938
Konica Minolta, Inc.	4,612	38,477
Kose Corp.	308	33,779
Kubota Corp.	10,711	181,046
Kuraray Co. Ltd.	3,618	65,880
Kurita Water Industries Ltd.	1,032	28,229
Kyocera Corp.	3,248	188,776
Kyowa Hakko Kirin Co. Ltd. (a)	2,644	49,176
Kyushu Electric Power Co., Inc.	4,351	52,881
Kyushu Financial Group, Inc.	3,543	22,450
Lawson, Inc.	364	25,474
LINE Corp. *(a)	439	15,240
Lion Corp.	2,422	50,237
LIXIL Group Corp.	2,713	68,002
M3, Inc. (a)	1,979	54,593
Mabuchi Motor Co. Ltd.	499	24,941
Makita Corp.	2,284	84,586
Marubeni Corp.	16,833	109,055
Marui Group Co. Ltd.	2,130	31,473
Maruichi Steel Tube Ltd.	575	16,729
Mazda Motor Corp.	5,810	81,624
McDonald’s Holdings Company (Japan), Ltd. (a)	677	25,971
Mebuki Financial Group, Inc.	9,500	35,471
Medipal Holdings Corp.	1,745	32,356

15 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
MEIJI Holdings Co. Ltd.	1,167	94,631
MINEBEA MITSUMI, Inc.	3,459	55,939
Miraca Holdings, Inc.	583	26,258
MISUMI Group, Inc.	2,780	63,717
Mitsubishi Chemical Holdings Corp.	13,822	115,161
Mitsubishi Corp.	15,290	321,411
Mitsubishi Electric Corp.	19,560	282,888
Mitsubishi Estate Co. Ltd.	12,668	236,800
Mitsubishi Gas Chemical Co., Inc.	1,848	39,250
Mitsubishi Heavy Industries Ltd.	32,440	133,560
Mitsubishi Logistics Corp.	1,165	15,545
Mitsubishi Materials Corp.	1,139	34,565
Mitsubishi Motors Corp.	6,788	44,890
Mitsubishi Tanabe Pharma Corp.	2,289	52,949
Mitsubishi UFJ Financial Group, Inc.	132,376	892,882
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,566	25,052
Mitsui & Co. Ltd.	17,275	247,306
Mitsui Chemicals, Inc.	9,378	49,941
Mitsui Fudosan Co. Ltd.	9,031	216,369
Mitsui OSK Lines Ltd.	11,684	34,502
Mixi, Inc.	472	26,266
Mizuho Financial Group, Inc.	244,114	447,577
MS&AD Insurance Group Holdings, Inc.	5,128	172,961
Murata Manufacturing Co. Ltd.	1,938	295,867
Nabtesco Corp. (a)	1,148	33,480
Nagoya Railroad Co. Ltd.	9,377	43,754
NEC Corp.	26,557	70,599
Nexon Co. Ltd. *	1,775	35,209
NGK Insulators Ltd.	2,671	53,549
NGK Spark Plug Co. Ltd.	1,823	39,050
NH Foods Ltd.	1,767	53,752
Nidec Corp.	2,414	248,014
Nikon Corp.	3,474	55,685
Nintendo Co. Ltd.	1,147	384,006
Nippon Building Fund, Inc. (a)	14	71,447
Nippon Electric Glass Co. Ltd.	862	31,458
Nippon Express Co. Ltd.	8,466	53,126
Nippon Paint Holdings Co. Ltd. (a)	1,658	63,078
Nippon Prologis REIT, Inc.	15	31,928
Nippon Steel & Sumitomo Metal Corp.	8,176	185,274
Nippon Telegraph & Telephone Corp.	7,002	330,523
Nippon Yusen KK *	16,471	30,792
Nissan Chemical Industries Ltd.	1,247	41,322
Nissan Motor Co. Ltd.	24,443	244,062
Nisshin Seifun Group, Inc.	2,017	33,159
Nissin Foods Holdings Co. Ltd.	598	37,393
Nitori Holdings Co. Ltd.	816	109,232

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 16

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Nitto Denko Corp.	1,670	137,911
NOK Corp.	970	20,593
Nomura Holdings, Inc.	36,757	221,661
Nomura Real Estate Holdings, Inc.	1,270	24,993
Nomura Real Estate Master Fund, Inc.	40	54,661
Nomura Research Institute Ltd.	1,300	51,358
NSK Ltd.	4,496	56,577
NTT Data Corp.	6,430	71,737
NTT DoCoMo, Inc.	14,024	331,677
Obayashi Corp.	6,620	77,998
Obic Co. Ltd.	660	40,640
Odakyu Electric Railway Co. Ltd.	3,005	60,733
Oji Holdings Corp.	8,273	42,833
Olympus Corp.	2,969	108,779
Omron Corp.	1,963	85,448
Ono Pharmaceutical Co. Ltd.	4,205	91,717
Oracle Corp. Japan	389	25,304
Oriental Land Co. Ltd.	2,224	150,732
ORIX Corp.	13,402	208,533
Osaka Gas Co. Ltd.	19,117	78,281
Otsuka Corp.	532	33,093
Otsuka Holdings Co. Ltd.	3,952	168,732
Panasonic Corp.	22,347	304,484
Park24 Co. Ltd.	1,041	26,490
Pola Orbis Holdings, Inc. (a)	932	24,658
Rakuten, Inc.	9,485	111,932
Recruit Holdings Co. Ltd.	11,157	192,011
Resona Holdings, Inc.	22,511	124,347
Ricoh Co. Ltd.	6,835	60,549
Rinnai Corp.	346	32,325
Rohm Co. Ltd.	907	69,931
Ryohin Keikaku Co. Ltd.	243	60,818
Sankyo Co. Ltd.	1,356	46,064
Santen Pharmaceutical Co. Ltd.	3,800	51,616
SBI Holdings, Inc.	2,175	29,577
Secom Co. Ltd.	2,125	161,681
Sega Sammy Holdings, Inc.	1,900	25,616
Seibu Holdings, Inc.	1,744	32,314
Seiko Epson Corp.	2,852	63,635
Sekisui Chemical Co. Ltd.	4,164	74,717
Sekisui House Ltd.	6,150	108,693
Seven & I Holdings Co. Ltd.	8,126	335,315
Seven Bank Ltd. (a)	6,071	21,767
Sharp Corp. *(a)	15,242	56,498
Shimadzu Corp.	2,414	45,999
Shimamura Co. Ltd.	225	27,583
Shimano, Inc.	750	119,084

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Shimizu Corp.	5,627	59,790
Shin-Etsu Chemical Co. Ltd.	3,936	358,226
Shinsei Bank Ltd.	18,227	31,929
Shionogi & Co. Ltd.	3,021	168,445
Shiseido Co. Ltd.	3,874	138,099
Shizuoka Bank Ltd. (The)	5,425	49,201
Showa Shell Sekiyu KK	1,921	17,843
SMC Corp.	579	176,996
SoftBank Group Corp.	10,122	822,818
Sohgo Security Services Co. Ltd.	728	32,862
Sompo Holdings, Inc.	3,599	139,695
Sony Corp.	12,780	487,477
Sony Financial Holdings, Inc.	1,774	30,339
Stanley Electric Co. Ltd.	1,534	46,488
Start Today Co. Ltd.	1,807	44,533
Subaru Corp.	6,228	211,179
Sumitomo Chemical Co. Ltd.	16,034	92,673
Sumitomo Corp.	12,025	156,808
Sumitomo Dainippon Pharma Co. Ltd.	1,622	22,140
Sumitomo Electric Industries Ltd.	7,690	118,967
Sumitomo Heavy Industries Ltd.	5,639	37,418
Sumitomo Metal Mining Co. Ltd.	5,040	67,365
Sumitomo Mitsui Financial Group, Inc.	14,197	554,314
Sumitomo Mitsui Trust Holdings, Inc.	3,382	121,479
Sumitomo Realty & Development Co. Ltd.	3,640	112,724
Sumitomo Rubber Industries Ltd.	1,743	29,519
Sundrug Co. Ltd.	752	28,051
Suntory Beverage & Food Ltd.	1,417	65,863
Suruga Bank Ltd.	1,775	43,169
Suzuken Co. Ltd. (a)	790	26,298
Suzuki Motor Corp.	3,478	165,685
Sysmex Corp.	1,593	95,347
T&D Holdings, Inc.	5,906	90,315
Taiheiyo Cement Corp.	12,314	45,033
Taisei Corp.	10,747	98,298
Taisho Pharmaceutical Holdings Co. Ltd.	367	27,963
Taiyo Nippon Sanso Corp.	1,324	14,934
Takashimaya Co. Ltd.	5,081	48,473
Takeda Pharmaceutical Co. Ltd.	7,200	365,537
TDK Corp.	1,255	82,958
Teijin Ltd.	1,907	36,800
Terumo Corp.	3,459	136,489
THK Co. Ltd.	1,228	34,997
Tobu Railway Co. Ltd.	9,869	53,919
Toho Co. Ltd.	1,156	35,651
Toho Gas Co. Ltd.	3,863	28,138
Tohoku Electric Power Co., Inc.	4,614	63,946

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 18

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tokio Marine Holdings, Inc.	6,900	287,131
Tokyo Electric Power Co. Holdings, Inc. *	14,746	60,877
Tokyo Electron Ltd.	1,588	214,686
Tokyo Gas Co. Ltd.	19,813	103,200
Tokyo Tatemono Co. Ltd.	2,101	27,617
Tokyu Corp.	10,830	82,758
Tokyu Fudosan Holdings Corp.	5,227	30,999
Toppan Printing Co. Ltd.	7,348	80,799
Toray Industries, Inc.	14,862	124,687
Toshiba Corp. *(a)	40,748	98,708
TOTO Ltd.	1,443	55,288
Toyo Seikan Group Holdings Ltd.	1,665	28,186
Toyo Suisan Kaisha Ltd.	904	34,683
Toyoda Gosei Co. Ltd.	662	15,862
Toyota Industries Corp.	1,661	87,851
Toyota Motor Corp.	27,430	1,441,816
Toyota Tsusho Corp.	2,165	65,092
Trend Micro, Inc.	1,144	59,125
Tsuruha Holdings, Inc.	372	39,530
Unicharm Corp.	4,114	103,574
United Urban Investment Corp.	29	41,373
USS Co. Ltd.	2,235	44,546
West Japan Railway Co.	1,678	118,728
Yahoo Japan Corp. (a)	14,517	63,109
Yakult Honsha Co. Ltd.	896	61,074
Yamada Denki Co. Ltd.	6,405	31,846
Yamaguchi Financial Group, Inc.	2,021	24,478
Yamaha Corp.	1,709	59,164
Yamaha Motor Co. Ltd.	2,854	74,059
Yamato Holdings Co. Ltd.	3,564	72,405
Yamazaki Baking Co. Ltd.	1,347	26,855
Yaskawa Electric Corp.	2,583	54,997
Yokogawa Electric Corp.	2,328	37,465
Yokohama Rubber Co. Ltd. (The) (a)	1,123	22,639
		32,957,390

Luxembourg - 0.3%
ArcelorMittal *	6,206	140,771
Eurofins Scientific SE	110	62,063
Millicom International Cellular SA SDR	674	39,866
SES SA FDR	3,714	87,007
Tenaris SA	4,814	75,165
		404,872
Netherlands - 5.5%
ABN AMRO Group NV (c)	2,854	75,608
Aegon NV	18,607	95,229
AerCap Holdings NV *	1,616	75,031

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Airbus SE	5,865	484,012
Akzo Nobel NV	2,506	217,943
Altice NV:
Class A *	3,767	86,789
Class B *	1,113	25,672
ASML Holding NV	3,954	515,414
Boskalis Westminster	896	29,098
CNH Industrial NV	10,421	118,182
EXOR NV	1,097	59,526
Fiat Chrysler Automobiles NV *	9,199	97,184
Gemalto NV	817	49,001
Heineken Holding NV	1,027	94,135
Heineken NV	2,332	226,751
ING Groep NV	39,253	677,615
Koninklijke Ahold Delhaize NV	14,369	274,264
Koninklijke DSM NV	1,849	134,482
Koninklijke KPN NV	34,831	111,479
Koninklijke Philips NV	9,600	341,747
Koninklijke Vopak NV	716	33,179
NN Group NV	3,190	113,191
NXP Semiconductors NV *	2,976	325,723
QIAGEN NV *	2,172	72,271
Randstad Holding NV	1,212	70,661
Royal Dutch Shell plc:
Class A	45,251	1,202,260
Class B	39,046	1,048,244
STMicroelectronics NV (a)	6,498	93,438
Unilever NV	17,049	941,135
Wolters Kluwer NV	3,078	130,178
		7,819,442

New Zealand - 0.2%
Auckland International Airport Ltd.	9,712	50,747
Contact Energy Ltd.	7,295	27,851
Fletcher Building Ltd.	7,060	41,343
Mercury NZ Ltd.	7,020	17,079
Meridian Energy Ltd.	13,065	27,858
Ryman Healthcare Ltd.	3,823	23,224
Spark New Zealand Ltd.	18,656	51,693
		239,795
Norway - 0.6%
DNB ASA	9,892	168,409
Gjensidige Forsikring ASA	2,039	34,805
Marine Harvest ASA *	3,900	66,726
Norsk Hydro ASA	13,711	75,877
Orkla ASA	8,311	84,473

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 20

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Schibsted ASA:
Class A	770	18,598
Class B	908	20,084
Statoil ASA	11,378	188,672
Telenor ASA	7,654	126,982
Yara International ASA	1,797	67,571
		852,197

Portugal - 0.1%
Banco Espirito Santo SA *(b)	34,023	—
EDP - Energias de Portugal SA	23,611	77,237
Galp Energia SGPS SA	5,073	76,875
Jeronimo Martins SGPS SA	2,566	50,098
		204,210

Singapore - 1.3%
Ascendas Real Estate Investment Trust *	24,231	45,912
CapitaLand Commercial Trust (a)	21,099	25,429
CapitaLand Ltd.	26,148	66,442
CapitaLand Mall Trust	25,281	36,256
City Developments Ltd.	4,171	32,490
ComfortDelGro Corp. Ltd.	21,978	36,710
DBS Group Holdings Ltd.	17,948	270,131
Global Logistic Properties Ltd.	27,165	56,434
Golden Agri-Resources Ltd.	71,989	19,608
Hutchison Port Holdings Trust	53,290	22,896
Jardine Cycle & Carriage Ltd.	1,007	32,422
Keppel Corp. Ltd.	14,828	67,715
Oversea-Chinese Banking Corp. Ltd.	31,836	249,382
SATS Ltd.	6,826	25,322
SembCorp Industries Ltd. (a)	10,024	22,409
Singapore Airlines Ltd.	5,505	40,458
Singapore Exchange Ltd.	8,194	43,670
Singapore Press Holdings Ltd. (a)	28,819	67,617
Singapore Technologies Engineering Ltd.	15,918	42,526
Singapore Telecommunications Ltd.	80,691	227,878
StarHub Ltd.	6,178	12,206
Suntec Real Estate Investment Trust	24,465	33,203
United Overseas Bank Ltd.	13,114	220,166
UOL Group Ltd.	4,870	27,021
Wilmar International Ltd.	19,586	47,640
Yangzijiang Shipbuilding Holdings Ltd.	19,561	16,903
		1,788,846

21 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Spain - 3.4%
Abertis Infraestructuras SA	6,563	121,655
ACS Actividades de Construccion y Servicios SA	1,911	73,887
Aena SA (c)	688	134,349
Amadeus IT Group SA, Class A (a)	4,441	265,464
Banco Bilbao Vizcaya Argentaria SA	70,337	585,903
Banco de Sabadell SA	53,915	109,693
Banco Santander SA	154,223	1,024,021
Bankia SA	11,742	56,793
Bankinter SA	6,873	63,403
CaixaBank SA	33,360	159,473
Distribuidora Internacional de Alimentacion SA (a)	6,346	39,601
Enagas SA	2,312	64,885
Endesa SA (a)	3,238	74,696
Ferrovial SA	4,936	109,644
Gas Natural SDG SA	3,571	83,592
Grifols SA	3,041	84,786
Iberdrola SA	54,737	433,759
Industria de Diseno Textil SA	11,041	424,029
International Consolidated Airlines Group SA	8,585	68,210
Mapfre SA	10,989	38,464
Red Electrica Corp. SA (a)	5,599	117,133
Repsol SA	11,126	170,573
Telefonica SA	47,136	487,934
Zardoya Otis SA	1,918	19,865
		4,811,812

Sweden - 2.9%
Alfa Laval AB	2,993	61,259
Assa Abloy AB, Class B	10,145	223,611
Atlas Copco AB:
Class A	6,797	261,357
Class B	3,978	137,499
Boliden AB	2,788	76,210
Electrolux AB, Series B	2,452	80,404
Essity AB, Class B *	6,187	169,276
Getinge AB, Class B	2,040	39,956
Hennes & Mauritz AB, Class B	9,610	239,597
Hexagon AB, Class B	3,324	157,922
Husqvarna AB, Class B	4,245	42,196
ICA Gruppen AB	820	30,547
Industrivarden AB, Class C	1,673	40,135
Investor AB, Class B	5,263	253,921
Kinnevik AB, Class B	2,400	73,577
L E Lundbergforetagen AB, Class B	384	30,332
Lundin Petroleum AB *	1,894	36,505
Nordea Bank AB	30,745	391,581

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 22

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sandvik AB	12,404	195,291
Securitas AB, Class B	3,192	53,838
Skandinaviska Enskilda Banken AB, Class A	15,375	186,140
Skanska AB, Class B	3,467	82,327
SKF AB, Class B	4,058	82,403
Svenska Cellulosa AB SCA, Class B	6,187	46,805
Svenska Handelsbanken AB, Class A	15,446	221,219
Swedbank AB, Class A	9,166	223,704
Swedish Match AB	1,924	67,784
Tele2 AB, Class B	3,663	38,387
Telefonaktiebolaget LM Ericsson, Class B	31,068	223,383
Telia Co. AB	26,489	122,077
Volvo AB, Class B	15,606	266,139
		4,155,382

Switzerland - 8.9%
ABB Ltd.	19,055	472,966
Adecco Group AG	1,645	125,320
Aryzta AG *	889	29,319
Baloise Holding AG	509	78,844
Barry Callebaut AG *	22	30,283
Chocoladefabriken Lindt & Sprungli AG	1	69,729
Chocoladefabriken Lindt & Sprungli AG PC	10	57,983
Cie Financiere Richemont SA	5,283	437,162
Coca-Cola HBC AG *	1,844	54,230
Credit Suisse Group AG *	20,096	292,417
Dufry AG *	466	76,475
EMS-Chemie Holding AG	83	61,288
Geberit AG	424	197,991
Givaudan SA	93	186,353
Glencore plc *	123,849	464,090
Idorsia Ltd. *	981	18,517
Julius Baer Group Ltd. *	2,281	120,520
Kuehne & Nagel International AG	550	91,951
LafargeHolcim Ltd. *	4,607	264,778
Lonza Group AG *	692	149,898
Nestle SA	32,155	2,804,484
Novartis AG	22,877	1,910,838
Pargesa Holding SA	354	26,973
Partners Group Holding AG	176	109,280
Roche Holding AG	7,198	1,839,196
Schindler Holding AG	208	43,235
Schindler Holding AG PC	412	87,349
SGS SA	55	133,358
Sika AG	26	166,923
Sonova Holding AG	543	88,332
Swatch Group AG (The)	505	36,892

23 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Swatch Group AG (The), Bearer Shares	314	116,137
Swiss Life Holding AG *	327	110,615
Swiss Prime Site AG *	715	65,008
Swiss Re AG	3,280	300,588
Swisscom AG	264	127,591
UBS Group AG *	37,024	629,626
Vifor Pharma AG	390	43,079
Wolseley plc	2,554	156,759
Zurich Insurance Group AG	1,523	444,486
		12,520,863

United Kingdom - 15.1%
3i Group plc	9,917	116,600
Aberdeen Asset Management plc	9,406	37,032
Admiral Group plc	2,156	56,260
Anglo American plc *	14,193	189,614
Antofagasta plc (a)	4,020	41,941
Ashtead Group plc	5,074	104,994
Associated British Foods plc	3,632	138,987
AstraZeneca plc	13,293	890,412
Auto Trader Group plc (c)	10,206	50,533
Aviva plc	41,077	281,762
Babcock International Group plc	2,570	29,471
BAE Systems plc	32,128	265,225
Barclays plc	171,216	452,827
Barratt Developments plc	10,219	75,051
Berkeley Group Holdings plc	1,339	56,304
BHP Billiton plc	21,378	327,526
BP plc	193,294	1,115,726
British American Tobacco plc	19,221	1,309,774
British Land Co. plc (The)	9,969	78,701
BT Group plc	85,414	328,437
Bunzl plc	3,418	101,899
Burberry Group plc	4,537	98,175
Capita plc	6,795	61,233
Carnival plc	1,941	128,346
Centrica plc	55,318	144,228
Cobham plc (a)	17,413	29,393
Coca-Cola European Partners plc (d)	2,212	89,624
Coca-Cola European Partners plc (d)	1,165	47,381
Compass Group plc	15,989	337,497
Croda International plc	1,338	67,760
Diageo plc	25,486	753,156
Direct Line Insurance Group plc	20,619	95,477
Dixons Carphone plc	9,979	36,889
easyJet plc (a)	1,619	28,681
Fresnillo plc	2,253	43,674

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 24

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
G4S plc	15,819	67,277
GKN plc	17,476	74,231
GlaxoSmithKline plc	50,779	1,080,945
Hammerson plc	8,073	60,401
Hargreaves Lansdown plc	2,659	45,090
Hikma Pharmaceuticals plc	1,464	28,038
HSBC Holdings plc	203,814	1,891,794
IMI plc	2,772	43,174
Imperial Brands plc	9,704	436,070
Inmarsat plc	4,598	46,114
InterContinental Hotels Group plc	1,831	101,682
Intertek Group plc	1,645	90,368
Intu Properties plc (a)	15,493	54,332
Investec plc	6,644	49,644
ITV plc	36,997	87,574
J Sainsbury plc	16,600	54,449
Johnson Matthey plc	1,973	73,843
Kingfisher plc	22,775	89,208
Land Securities Group plc	10,131	133,756
Legal & General Group plc	60,249	202,738
Lloyds Banking Group plc	650,206	560,332
London Stock Exchange Group plc	3,198	152,121
Marks & Spencer Group plc	16,551	71,833
Mediclinic International plc (a)	3,758	36,351
Meggitt plc	7,904	49,114
Merlin Entertainments plc (a)(c)	7,236	45,296
Mondi plc	3,744	98,174
National Grid plc	34,930	432,799
Next plc	1,416	71,117
Old Mutual plc	50,252	126,780
Pearson plc	8,377	75,426
Persimmon plc	3,137	91,621
Petrofac Ltd.	2,645	15,209
Provident Financial plc	1,505	47,734
Prudential plc	27,100	622,047
Randgold Resources Ltd.	955	84,743
Reckitt Benckiser Group plc	6,400	648,788
RELX NV	10,069	207,590
RELX plc	11,031	238,457
Rio Tinto plc	12,522	530,329
Rolls-Royce Holdings plc *	18,612	215,873
Royal Bank of Scotland Group plc *	35,902	115,845
Royal Mail plc	9,176	50,336
RSA Insurance Group plc	10,388	83,331
Sage Group plc (The)	11,005	98,615
Schroders plc	1,382	55,882
Segro plc	8,386	53,450

25 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Severn Trent plc	2,400	68,228
Sky plc	10,516	136,194
Smith & Nephew plc	10,355	178,815
Smiths Group plc	4,028	83,750
SSE plc	11,812	223,498
St James's Place plc	5,368	82,740
Standard Chartered plc *	36,338	368,039
Standard Life plc	20,139	104,723
Tate & Lyle plc	4,755	40,980
Taylor Wimpey plc	33,286	76,440
Tesco plc *	82,740	182,163
Travis Perkins plc	2,548	48,302
Unilever plc	12,991	703,045
United Utilities Group plc	6,952	78,584
Vodafone Group plc	280,659	797,058
Weir Group plc (The)	3,432	77,460
Whitbread plc	1,862	96,227
William Hill plc	8,854	29,314
WM Morrison Supermarkets plc	22,618	71,039
Worldpay Group plc (c)	18,219	74,705
WPP plc	12,993	273,589
		21,395,404

Total Common Stocks (Cost $117,515,279)		140,298,266

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI EAFE ETF	5,000	326,000

Total Exchange-Traded Funds (Cost $286,313)		326,000

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	244,108	244,108

Total Time Deposit (Cost $244,108)		244,108

	SHARES	VALUE ($)
RIGHTS - 0.0% (e)

Spain - 0.0% (e)
ACS Actividades de Construccion y Servicios SA, Exp. 7/17/17 *	1,911	1,528

Total Rights (Cost $1,607)		1,528
www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 26

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	2,731,829	2,731,829

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,731,829)		2,731,829

TOTAL INVESTMENTS (Cost $120,779,136) - 101.5%		143,601,731
Other assets and liabilities, net - (1.5%)		(2,188,412)
NET ASSETS - 100.0%		141,413,319

At June 30, 2017, the concentration of the Portfolio’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	21.4%
Industrials	14.5%
Consumer Discretionary	12.1%
Consumer Staples	11.5%
Health Care	10.7%
Materials	7.4%
Information Technology	6.0%
Energy	4.7%
Telecommunication Services	4.3%
Real Estate	3.7%
Utilities	3.3%
Exchange-Traded Funds	0.2%
Time Deposit	0.2%
Total	100%

*Does not include Short Term Investment of Cash Collateral for Securities Loaned.

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $2,582,080 as of June 30, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $773,923, which represents 0.5% of the net assets of the Portfolio as of June 30, 2017.

(d) Securities are traded on separate exchanges for the same entity.
(e) Amount is less than 0.05%.

Abbreviations:
ADR:	American Depositary Receipt
CDI:	CHESS Depositary Interest
FDR:	Fiduciary Depositary Receipt
PC:	Participation Certificate
PFC Shares:	Preference Shares
SDR:	Swedish Depositary Receipt
See notes to financial statements.

27 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $120,779,136) - including $2,582,080 of securities on loan	$143,601,731
Cash	222
Cash denominated in foreign currency, at value (cost $401,999)	404,800
Receivable for investments sold	2,036
Receivable for capital shares sold	10,361
Dividends and interest receivable	284,147
Securities lending income receivable	5,770
Tax reclaims receivable	283,487
Directors' deferred compensation plan	85,653
Other assets	1,676
Total assets	144,679,883

LIABILITIES
Payable for capital shares redeemed	239,873
Deposits for securities loaned	2,731,829
Payable to affiliates:
Investment advisory fee	35,224
Administrative fee	11,741
Distribution and service fees	919
Sub-transfer agency fee	847
Directors' deferred compensation plan	85,653
Other	32,340
Accrued expenses	128,138
Total liabilities	3,266,564
NET ASSETS	$141,413,319

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares per class of $0.10 par value authorized)	$114,490,102
Accumulated undistributed net investment income	5,534,938
Accumulated net realized loss	(1,442,512)
Net unrealized appreciation (depreciation)	22,830,791
Total	$141,413,319

NET ASSET VALUE PER SHARE
Class I (based on net assets of $135,822,063 and 1,583,392 shares outstanding)	$85.78
Class F (based on net assets of $5,591,256 and 64,799 shares outstanding)	$86.29
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 28

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $274,465)	$2,704,918
Interest income	280
Securities lending income, net	29,544
Total investment income	2,734,742

EXPENSES
Investment advisory fee	202,952
Administrative fee	81,181
Distribution and service fees:
Class F	5,050
Directors' fees and expenses	2,988
Custodian fees	59,052
Transfer agency fees and expenses:
Class I	6,155
Class F	1,417
Accounting fees	20,401
Professional fees	14,226
Reports to shareholders	1,495
Licensing fees	31,220
Miscellaneous	31,061
Total expenses	457,198
Waiver and/or reimbursement of expenses by affiliate	(124,346)
Reimbursement of expenses-other	(1,676)
Net expenses	331,176
Net investment income (loss)	2,403,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	519,079
Foreign currency transactions	1,431
520,510

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	15,350,230
Foreign currency	36,694
15,386,924

Net realized and unrealized gain (loss)	15,907,434

Net increase (decrease) in net assets resulting from operations	$18,311,000
See notes to financial statements.

29 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$2,403,566	$3,484,338
Net realized gain (loss)	520,510	2,894,797
Net change in unrealized appreciation (depreciation)	15,386,924	(6,471,897)
Net increase (decrease) in net assets resulting from operations	18,311,000	(92,762)

Distributions to shareholders from:
Net investment income:
Class I shares	—	(3,665,229)
Class F shares	—	(122,846)
Total distributions to shareholders	—	(3,788,075)

Capital share transactions:
Shares sold:
Class I shares	4,925,753	8,977,529
Class F shares	1,090,254	1,446,541
Reinvestment of distributions:
Class I shares	—	3,665,229
Class F shares	—	122,846
Shares redeemed:
Class I shares	(11,423,874)	(39,002,117)
Class F shares	(660,710)	(874,963)
Total capital share transactions	(6,068,577)	(25,664,935)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,242,423	(29,545,772)

NET ASSETS
Beginning of period	129,170,896	158,716,668
End of period (including accumulated undistributed net investment income of $5,534,938 and $3,131,372, respectively)	$141,413,319	$129,170,896

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	60,052	121,123
Class F shares	13,582	18,960
Reinvestment of distributions:
Class I shares	—	49,218
Class F shares	—	1,638
Shares redeemed:
Class I shares	(140,591)	(520,389)
Class F shares	(8,220)	(11,592)
Total capital share activity	(75,177)	(341,042)
See notes to financial statements.

www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 30

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$74.93		$76.87	$78.33	$85.97	$72.87	$63.54
Income from investment operations:
Net investment income	1.43		1.88	1.63	2.24	1.70	1.70
Net realized and unrealized gain (loss)	9.42		(1.54)	(2.88)	(7.75)	13.34	9.30
Total from investment operations	10.85		0.34	(1.25)	(5.51)	15.04	11.00
Distributions from:
Net investment income	—		(2.28)	(0.21)	(2.13)	(1.94)	(1.67)
Total distributions	—		(2.28)	(0.21)	(2.13)	(1.94)	(1.67)
Total increase (decrease) in net asset value	10.85		(1.94)	(1.46)	(7.64)	13.10	9.33
Net asset value, ending	$85.78		$74.93	$76.87	$78.33	$85.97	$72.87
Total return (b)	14.48%		0.46%	(1.61%)	(6.44%)	20.72%	17.34%
Ratios to average net assets: (c)
Total expenses	0.67%	(d)	0.98%	0.95%	0.98%	0.97%	0.96%
Net expenses	0.48%	(d)	0.97%	0.95%	0.98%	0.97%	0.96%
Net investment income	3.56%	(d)	2.50%	2.01%	2.63%	2.15%	2.51%
Portfolio turnover	2%		22%	10%	28%	12%	16%
Net assets, ending (in thousands)	$135,822		$124,685	$154,811	$170,425	$159,182	$142,443

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
See notes to financial statements.

31 www.calvert.com CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS F SHARES			2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$75.47		$77.45	$78.93	$86.41	$73.19	$65.66
Income from investment operations:
Net investment income	1.38		1.60	1.44	2.03	1.49	1.80
Net realized and unrealized gain (loss)	9.44		(1.43)	(2.90)	(7.74)	13.44	9.36
Total from investment operations	10.82		0.17	(1.46)	(5.71)	14.93	11.16
Distributions from:
Net investment income	—		(2.15)	(0.02)	(1.77)	(1.71)	(3.63)
Total distributions	—		(2.15)	(0.02)	(1.77)	(1.71)	(3.63)
Total increase (decrease) in net asset value	10.82		(1.98)	(1.48)	(7.48)	13.22	7.53
Net asset value, ending	$86.29		$75.47	$77.45	$78.93	$86.41	$73.19
Total return (b)	14.33%		0.24%	(1.84%)	(6.62%)	20.47%	17.05%
Ratios to average net assets: (c)
Total expenses	0.91%	(d)	1.26%	1.24%	1.32%	1.26%	1.25%
Net expenses	0.73%	(d)	1.19%	1.19%	1.19%	1.19%	1.18%
Net investment income	3.39%	(d)	2.11%	1.75%	2.37%	1.85%	2.66%
Portfolio turnover	2%		22%	10%	28%	12%	16%
Net assets, ending (in thousands)	$5,591		$4,486	$3,906	$3,926	$3,131	$2,150

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP EAFE International Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 20 million shares have been allocated to each class of the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

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value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
France	$191,182	$13,632,239		$—	$13,823,421
Hong Kong	100,725	4,960,922		—	5,061,647
Ireland	225,446	1,280,144		—	1,505,590
Israel	302,492	665,546		—	968,038
Japan	218,422	32,738,968		—	32,957,390
Luxembourg	140,771	264,101		—	404,872
Netherlands	400,754	7,418,688		—	7,819,442
New Zealand	40,303	199,492		—	239,795
Sweden	169,276	3,986,106		—	4,155,382
Switzerland	113,392	12,407,471		—	12,520,863
United Kingdom	106,088	21,289,316		—	21,395,404
Other Countries**	—	39,446,422		—	39,446,422
Total Common Stocks	$2,008,851	$138,289,415	***	$—	$140,298,266
Exchange-Traded Funds	326,000	—		—	326,000
Time Deposit	—	244,108		—	244,108
Rights	1,528	—		—	1,528
Short Term Investment of Cash Collateral for Securities Loaned	2,731,829	—		—	2,731,829
TOTAL	$5,068,208	$138,533,523		$—	$143,601,731

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.30% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $202,952.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.48% for Class I and 0.73% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $110,816.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $81,181, of which $13,530 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.20% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $5,050 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $5,074 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual committee fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The

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advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,676, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,621,668 and $5,727,473, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $15,978 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The capital loss carryforwards will expire on 2017 and their character is short-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$123,175,903
Gross unrealized appreciation	$31,134,103
Gross unrealized depreciation	(10,708,275)
Net unrealized appreciation (depreciation)	$20,425,828
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $2,582,080 and the total value of collateral received was $2,731,829.

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The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,731,829	$—	$—	$—	$2,731,829
Total					$2,731,829
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2017. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2017 were $13,927 and 2.11%, respectively.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE F — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company owned 81.1% of the value of the outstanding shares of the Portfolio.
NOTE G — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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OFFICERS AND DIRECTORS

Officers of Calvert VP EAFE International Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP EAFE International Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24228 6.30.17

Calvert VP Investment Grade Bond Index Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
24	Officers and Directors
25	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Tina J. Udell, CFA of Ameritas Investment Partners, Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	03/31/2003	03/31/2003	2.31%	-0.50%	1.84%	4.36%
Class F at NAV	10/30/2015	03/31/2003	2.15	-0.77	1.75	4.32

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.27%	-0.31%	2.21%	4.47%

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.45%	3.08%
Net					0.32	0.57

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

U.S. Treasury Obligations	35.3%
Corporate Bonds	28.7%
U.S. Government Agency Mortgage-Backed Securities	27.1%
U.S. Government Agencies and Instrumentalities	5.9%
Commercial Mortgage-Backed Securities	1.1%
Sovereign Government Bonds	0.6%
Municipal Obligations	0.6%
Asset-Backed Securities	0.4%
Time Deposit	0.3%
Floating Rate Loans	0.0%	*
Total	100.0%
*Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,023.10	$1.61**	0.32%
Class F	$1,000.00	$1,021.50	$2.86**	0.57%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,023.21	$1.61**	0.32%
Class F	$1,000.00	$1,021.97	$2.86**	0.57%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.4%
Automobile - 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (a)	150,000	149,707

Credit Card - 0.3%
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	200,000	199,986
World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	250,000	255,569
		455,555

Other - 0.0% (b)
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30 (a)	29,110	29,028

Total Asset-Backed Securities (Cost $635,646)		634,290

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	422,000	453,070
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645,000	681,566
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625,000	631,050

Total Commercial Mortgage-Backed Securities (Cost $1,720,613)		1,765,686

CORPORATE BONDS - 28.5%
Basic Materials - 1.5%
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	121,977
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	103,820
Ecolab, Inc., 4.35%, 12/8/21	150,000	163,270
LYB International Finance BV, 5.25%, 7/15/43	100,000	112,116
Mosaic Co. (The), 5.625%, 11/15/43	400,000	410,277
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	211,496
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	422,466
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	156,828
Sherwin-Williams Co. (The), 4.20%, 1/15/22 (a)	300,000	318,144
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	510,150
		2,530,544

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Communications - 3.7%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	115,504
Amazon.com, Inc., 2.50%, 11/29/22	200,000	201,839
AT&T, Inc.:
5.20%, 3/15/20	200,000	215,028
3.90%, 3/11/24	200,000	205,133
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500,000	541,085
Comcast Corp., 3.125%, 7/15/22	100,000	103,482
Crown Castle Towers LLC, 4.883%, 8/15/20 (a)	300,000	320,342
Discovery Communications LLC, 5.05%, 6/1/20	200,000	214,093
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	101,620
4.45%, 1/15/43	200,000	213,119
Rogers Communications, Inc., 3.625%, 12/15/25	1,000,000	1,025,687
Time Warner, Inc.:
4.875%, 3/15/20	100,000	106,948
4.00%, 1/15/22	290,000	306,023
5.375%, 10/15/41	100,000	109,922
4.90%, 6/15/42	200,000	206,623
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	333,637
5.05%, 3/15/34	200,000	212,542
6.55%, 9/15/43	350,000	436,130
Viacom, Inc., 3.875%, 4/1/24	100,000	101,976
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	1,026,136
		6,096,869

Consumer, Cyclical - 2.0%
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	359,868
CVS Pass-Through Trust, 6.036%, 12/10/28	88,103	99,532
Ford Motor Co., 5.291%, 12/8/46	1,000,000	1,031,516
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	223,210
General Motors Co., 5.00%, 4/1/35	1,000,000	1,006,378
Lowe's Cos., Inc., 3.875%, 9/15/23	100,000	107,581
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	100,815
6.50%, 8/15/37	250,000	353,202
		3,282,102

Consumer, Non-cyclical - 3.1%
AbbVie, Inc., 2.90%, 11/6/22	200,000	202,104
Amgen, Inc., 4.10%, 6/15/21	700,000	743,037
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	99,713
4.00%, 1/17/43	100,000	100,662
4.625%, 2/1/44	1,000,000	1,081,805

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Cigna Corp., 4.00%, 2/15/22	400,000	423,191
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	77,105
Equifax, Inc., 3.30%, 12/15/22	450,000	460,745
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	104,023
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	103,646
Kroger Co. (The), 3.85%, 8/1/23	100,000	104,368
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	104,184
Life Technologies Corp., 6.00%, 3/1/20	100,000	109,045
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	110,950
PepsiCo, Inc., 2.75%, 3/5/22	100,000	102,269
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,102,282
Sanofi, 1.25%, 4/10/18	100,000	99,898
Zoetis, Inc., 4.70%, 2/1/43	100,000	109,186
		5,238,213

Energy - 4.1%
BP Capital Markets plc, 2.50%, 11/6/22	500,000	495,559
Chevron Corp., 3.191%, 6/24/23	100,000	103,566
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (a)	100,000	107,179
Colonial Pipeline Co., 6.58%, 8/28/32 (a)	100,000	124,964
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	318,317
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68	400,000	411,600
HollyFrontier Corp., 5.875%, 4/1/26	1,000,000	1,061,568
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	980,000
Shell International Finance BV:
2.25%, 1/6/23	200,000	196,444
4.125%, 5/11/35	1,350,000	1,409,837
4.55%, 8/12/43	100,000	107,402
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	400,000	392,850
TransCanada PipeLines Ltd., 4.875%, 1/15/26	1,000,000	1,119,802
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	99,540
		6,928,628

Financial - 8.0%
American International Group, Inc., 4.875%, 6/1/22	250,000	274,584
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (a)	800,000	864,622
Bank of America Corp.:
5.65%, 5/1/18	250,000	257,905
4.125%, 1/22/24	300,000	316,873
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	849,501
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/22	200,000	206,440
4.30%, 5/15/43	1,000,000	1,071,654
Boston Properties LP, 3.85%, 2/1/23	100,000	105,321
Capital One Bank, 3.375%, 2/15/23	200,000	201,938

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Citigroup, Inc.:
6.125%, 5/15/18	200,000	207,423
2.50%, 9/26/18	500,000	503,553
5.50%, 9/13/25	80,000	89,118
DDR Corp., 4.75%, 4/15/18	300,000	305,919
Discover Financial Services, 3.85%, 11/21/22	200,000	205,045
ERP Operating LP, 4.625%, 12/15/21	100,000	108,148
Excalibur One 77B LLC, 1.492%, 1/1/25	28,898	28,079
General Electric Co., 4.625%, 1/7/21	100,000	108,574
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	400,000	415,637
Goldman Sachs Group, Inc. (The):
2.375%, 1/22/18	200,000	200,917
2.625%, 1/31/19	200,000	202,156
5.375%, 3/15/20	150,000	162,019
4.00%, 3/3/24	500,000	523,909
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	111,112
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	302,363
4.50%, 1/24/22	400,000	433,363
3.375%, 5/1/23	700,000	711,171
Kimco Realty Corp., 4.30%, 2/1/18	300,000	302,481
Liberty Property LP, 3.375%, 6/15/23	350,000	353,117
MetLife, Inc., 4.875%, 11/13/43	100,000	113,455
Morgan Stanley:
2.125%, 4/25/18	300,000	301,052
4.10%, 5/22/23	500,000	522,592
5.00%, 11/24/25	150,000	163,415
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	450,749
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,166,655
Regions Bank, 7.50%, 5/15/18	100,000	104,711
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	253,395
Welltower, Inc., 5.25%, 1/15/22	800,000	879,059
		13,378,025

Industrial - 3.6%
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55	540,000	623,225
Cummins, Inc., 4.875%, 10/1/43	100,000	113,366
Deere & Co., 6.55%, 10/1/28	250,000	320,692
GATX Corp., 4.85%, 6/1/21	900,000	979,205
General Electric Co., 4.50%, 3/11/44	100,000	111,522
John Deere Capital Corp., 1.20%, 10/10/17	250,000	249,902
Kennametal, Inc., 2.65%, 11/1/19	950,000	955,172
L3 Technologies, Inc., 4.75%, 7/15/20	800,000	854,618
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	155,327

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	659,698
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	521,414
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	341,297
United Technologies Corp., 4.50%, 6/1/42	100,000	109,596
		5,995,034

Technology - 1.7%
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,103,969
CA, Inc., 5.375%, 12/1/19	200,000	210,099
International Business Machines Corp.:
2.90%, 11/1/21	100,000	102,351
3.625%, 2/12/24	100,000	104,458
NetApp, Inc., 3.25%, 12/15/22	100,000	100,798
Oracle Corp.:
5.75%, 4/15/18	250,000	257,970
2.375%, 1/15/19	900,000	910,591
		2,790,236

Utilities - 0.8%
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	206,634
PacifiCorp, 4.10%, 2/1/42	100,000	104,094
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,039,999
		1,350,727

Total Corporate Bonds (Cost $45,197,451)		47,590,378

FLOATING RATE LOANS (d) - 0.0% (b)

Financial - 0.0% (b)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (c)(e)(f)(g)	96,336	2,553

Total Floating Rate Loans (Cost $96,336)		2,553

MUNICIPAL OBLIGATIONS - 0.6%

General Obligations - 0.6%
New York, NY, 3.60%, 8/1/28	1,000,000	1,018,230

Total Municipal Obligations (Cost $989,501)		1,018,230

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	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.6%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	561,875
Province of Ontario Canada, 2.45%, 6/29/22	400,000	403,526
Province of Quebec Canada, 2.625%, 2/13/23	75,000	76,193

Total Sovereign Government Bonds (Cost $971,478)		1,041,594

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.9%
Freddie Mac:
4.875%, 6/13/18	3,500,000	3,617,621
3.75%, 3/27/19	3,200,000	3,329,760
6.75%, 3/15/31	1,300,000	1,883,881
6.25%, 7/15/32	700,000	997,615

Total U.S. Government Agencies and Instrumentalities (Cost $9,514,459)		9,828,877

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.9%
Fannie Mae:
5.00%, 11/1/17	1,146	1,174
5.50%, 8/1/18	6,678	6,754
6.50%, 4/1/23	34,127	34,812
2.50%, 12/1/27	453,648	456,421
4.50%, 5/1/31	349,986	376,437
6.50%, 8/1/32	56,865	62,980
5.50%, 7/1/33	43,621	48,829
5.50%, 7/1/33	124,171	139,629
6.00%, 8/1/33	18,232	20,516
5.50%, 11/1/33	55,411	62,087
5.50%, 3/1/34	98,940	110,367
6.00%, 6/1/34	37,943	42,697
5.00%, 7/1/34	96,904	106,398
5.00%, 10/1/34	91,089	100,003
5.50%, 3/1/35	113,235	126,641
5.50%, 6/1/35	69,134	76,566
5.50%, 9/1/35	49,059	54,987
5.50%, 2/1/36	19,381	21,541
5.50%, 4/1/36	49,744	52,818
6.50%, 9/1/36	52,478	58,856
5.50%, 11/1/36	34,450	38,523
6.00%, 8/1/37	467,443	532,963
6.00%, 5/1/38	41,674	46,895
5.50%, 6/1/38	60,842	67,920
6.00%, 7/1/38	264,565	302,498
2.999%, 9/1/38 (c)	295,019	312,150
4.00%, 3/1/39	74,983	79,248

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT’D
4.50%, 5/1/40	440,500	478,250
4.50%, 7/1/40	161,381	174,605
4.50%, 10/1/40	737,977	798,505
3.50%, 2/1/41	551,243	569,249
3.50%, 3/1/41	550,802	568,793
4.00%, 3/1/41	300,949	317,735
4.50%, 6/1/41	801,232	866,420
3.50%, 3/1/42	1,083,163	1,118,820
4.00%, 8/1/42	889,081	942,733
3.50%, 12/1/42	1,156,242	1,194,170
2.50%, 1/1/43	999,753	968,267
3.00%, 1/1/43	1,366,650	1,372,434
3.00%, 5/1/43	1,877,305	1,885,436
3.00%, 8/1/43	1,507,991	1,515,426
3.00%, 8/1/43	2,365,564	2,375,340
3.50%, 8/1/43	1,476,104	1,523,746
4.50%, 11/1/43	1,194,908	1,283,623
4.00%, 5/1/44	1,863,550	1,960,438
4.50%, 11/1/44	1,073,675	1,159,593
4.00%, 6/1/45	673,165	708,164
4.00%, 8/1/46	924,929	973,017
3.00%, 9/1/46	1,669,640	1,668,730
3.50%, 4/1/47	1,978,095	2,032,908
3.50%, 6/1/47	1,495,493	1,536,933
Freddie Mac:
4.50%, 9/1/18	10,469	10,705
5.00%, 11/1/20	27,786	28,796
4.00%, 3/1/25	330,715	347,102
3.50%, 11/1/25	320,774	334,387
3.50%, 7/1/26	253,504	264,262
2.50%, 3/1/28	162,503	164,495
2.50%, 1/1/31	1,623,291	1,633,596
5.00%, 2/1/33	1,112	1,208
5.00%, 4/1/35	43,923	48,092
5.00%, 12/1/35	90,654	98,994
6.00%, 8/1/36	32,316	36,700
5.00%, 10/1/36	181,508	198,646
6.50%, 10/1/37	47,784	50,706
5.00%, 1/1/38	337,839	370,156
5.00%, 7/1/39	103,780	113,997
4.00%, 11/1/39	395,785	417,943
4.50%, 1/1/40	167,512	180,155
5.00%, 1/1/40	686,238	757,409
4.50%, 4/1/40	499,009	536,643
6.00%, 4/1/40	76,901	86,578
4.50%, 5/1/40	141,268	152,465

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - CONT’D
4.50%, 5/1/40	297,177	319,587
4.50%, 6/1/41	224,991	241,962
3.50%, 10/1/41	646,354	667,022
3.50%, 7/1/42	836,620	863,292
3.00%, 1/1/43	1,142,602	1,147,112
4.50%, 9/1/44	821,215	879,579

Ginnie Mae:
4.50%, 7/20/33	214,728	230,162
5.50%, 7/20/34	90,511	101,256
6.00%, 11/20/37	108,392	124,680
6.00%, 10/15/38	537,919	606,921
5.00%, 12/15/38	185,142	203,394
5.00%, 5/15/39	241,055	267,506
5.00%, 10/15/39	393,136	436,268
4.00%, 12/20/40	962,274	1,025,681
4.00%, 11/20/41	85,427	90,471
4.00%, 8/20/42	609,416	644,616

Total U.S. Government Agency Mortgage-Backed Securities (Cost $44,428,134)		45,016,589

U.S. TREASURY OBLIGATIONS - 35.0%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,238,477
8.00%, 11/15/21	1,000,000	1,260,078
6.25%, 8/15/23	1,000,000	1,244,316
5.375%, 2/15/31	1,400,000	1,883,382
3.875%, 8/15/40	1,000,000	1,191,641
4.375%, 5/15/41	1,600,000	2,053,843
3.125%, 11/15/41	1,000,000	1,060,430
3.00%, 5/15/42	1,000,000	1,037,148
3.75%, 11/15/43	1,045,000	1,230,202
3.125%, 8/15/44	1,600,000	1,693,157
2.50%, 2/15/45	1,000,000	934,961
United States Treasury Notes:
2.375%, 5/31/18	500,000	504,893
4.00%, 8/15/18	2,000,000	2,060,078
3.75%, 11/15/18	1,000,000	1,032,598
1.625%, 3/31/19	947,000	951,421
3.125%, 5/15/19	4,500,000	4,645,633
3.625%, 8/15/19	1,000,000	1,046,406
1.00%, 8/31/19	2,000,000	1,982,968
0.875%, 9/15/19	1,000,000	988,282
3.375%, 11/15/19	1,100,000	1,149,435
3.625%, 2/15/20	1,000,000	1,054,492

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	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - CONT’D
1.125%, 4/30/20	1,000,000	989,141
2.625%, 8/15/20	2,000,000	2,062,890
2.625%, 11/15/20	3,000,000	3,096,504
3.625%, 2/15/21	1,000,000	1,068,184
2.25%, 3/31/21	200,000	203,980
3.125%, 5/15/21	3,500,000	3,682,861
2.00%, 2/15/22	2,000,000	2,015,196
1.75%, 5/15/22	1,600,000	1,591,219
1.625%, 11/15/22	2,500,000	2,458,447
2.75%, 11/15/23	1,000,000	1,040,859
2.75%, 2/15/24	3,000,000	3,120,819
2.25%, 11/15/24	2,000,000	2,010,976
2.00%, 2/15/25	1,450,000	1,430,034
2.00%, 11/15/26	2,000,000	1,950,704
2.25%, 2/15/27	1,500,000	1,493,555

Total U.S. Treasury Obligations (Cost $56,692,782)		58,459,210

TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	542,792	542,792

Total Time Deposit (Cost $542,792)		542,792

TOTAL INVESTMENTS (Cost $160,789,192) - 99.3%		165,900,199
Other assets and liabilities, net - 0.7%		1,144,073
NET ASSETS - 100.0%		167,044,272

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,722,473, which represents 1.6% of the net assets of the Portfolio as of June 30, 2017.

(b) Amount is less than 0.05%.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(d) Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(f) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(g) Restricted security. Total market value of restricted securities amounts to $2,553, which represents less than 0.05% of the net assets of the Portfolio as of June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05 - 6/13/07	96,336
See notes to financial statements.

13 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $160,789,192)	$165,900,199
Receivable for capital shares sold	108,437
Interest receivable	1,159,366
Securities lending income receivable	216
Directors' deferred compensation plan	103,974
Other assets	1,980
Total assets	167,274,172

LIABILITIES
Payable for capital shares redeemed	35,001
Payable to affiliates:
Investment advisory fee	27,642
Administrative fee	13,821
Distribution and service fees	37
Sub-transfer agency fee	1,020
Directors' deferred compensation plan	103,974
Other	8,629
Accrued expenses	39,776
Total liabilities	229,900
NET ASSETS	$167,044,272

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(20,000,000 shares of $0.10 par value authorized)	$157,147,364
Accumulated undistributed net investment income	6,793,459
Accumulated net realized loss	(2,007,558)
Net unrealized appreciation (depreciation)	5,111,007
Total	$167,044,272

NET ASSET VALUE PER SHARE
Class I (based on net assets of $166,865,347 and 2,987,472 shares outstanding)	$55.86
Class F (based on net assets of $178,925 and 3,222 shares outstanding)	$55.53
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest income	$2,427,476
Securities lending income, net	1,640
Total investment income	2,429,116

EXPENSES
Investment advisory fee	165,397
Administrative fee	99,239
Distribution and service fees:
Class F	211
Directors' fees and expenses	3,035
Custodian fees	8,256
Transfer agency fees and expenses:
Class I	7,312
Class F	848
Accounting fees	25,930
Professional fees	15,457
Reports to shareholders	3,839
Miscellaneous	13,317
Total expenses	342,841
Waiver and/or reimbursement of expenses by affiliate	(76,013)
Reimbursement of expenses-other	(1,980)
Net expenses	264,848
Net investment income (loss)	2,164,268

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	36,538

Net change in unrealized appreciation (depreciation)	1,580,856

Net realized and unrealized gain (loss)	1,617,394

Net increase (decrease) in net assets resulting from operations	$3,781,662
See notes to financial statements.

15 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017(Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$2,164,268	$4,284,981
Net realized gain (loss)	36,538	129,268
Net change in unrealized appreciation (depreciation)	1,580,856	852,255
Net increase (decrease) in net assets resulting from operations	3,781,662	5,266,504

Distributions to shareholders from:
Net investment income:
Class I shares	—	(4,884,528)
Class F shares	—	(6,309)
Total distributions to shareholders	—	(4,890,837)

Capital share transactions:
Shares sold:
Class I shares	5,725,110	16,176,004
Class F shares	75,928	108,842
Reinvestment of distributions:
Class I shares	—	4,884,528
Class F shares	—	6,309
Shares redeemed:
Class I shares	(9,052,557)	(45,465,270)
Class F shares	(106,846)	(1,323)
Total capital share transactions	(3,358,365)	(24,290,910)

TOTAL INCREASE (DECREASE) IN NET ASSETS	423,297	(23,915,243)

NET ASSETS
Beginning of period	166,620,975	190,536,218
End of period (including accumulated undistributed net investment income of $6,793,459 and $4,629,191, respectively)	$167,044,272	$166,620,975

CAPITAL SHARE ACTIVITY
Shares sold:
Class I shares	103,988	286,053
Class F shares	1,389	1,894
Reinvestment of distributions:
Class I shares	—	89,822
Class F shares	—	117
Shares redeemed:
Class I shares	(164,306)	(800,850)
Class F shares	(1,965)	(24)
Total capital share activity	(60,894)	(422,988)
See notes to financial statements.

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CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$54.60		$54.84	$54.90	$53.11	$56.06	$55.50
Income from investment operations:
Net investment income	0.72		1.33	1.19	1.19	1.03	1.08
Net realized and unrealized gain (loss)	0.54		0.08	(1.17)	1.96	(2.59)	1.04
Total from investment operations	1.26		1.41	0.02	3.15	(1.56)	2.12
Distributions from:
Net investment income	—		(1.65)	(0.08)	(1.36)	(1.31)	(1.28)
Net realized gain	—		—	—	—	(0.08)	(0.28)
Total distributions	—		(1.65)	(0.08)	(1.36)	(1.39)	(1.56)
Total increase (decrease) in net asset value	1.26		(0.24)	(0.06)	1.79	(2.95)	0.56
Net asset value, ending	$55.86		$54.60	$54.84	$54.90	$53.11	$56.06
Total return (b)	2.31%		2.59%	0.04%	5.93%	(2.80%)	3.83%
Ratios to average net assets: (c)
Total expenses	0.41%	(d)	0.54%	0.52%	0.50%	0.50%	0.49%
Net expenses	0.32%	(d)	0.46%	0.52%	0.50%	0.50%	0.49%
Net investment income	2.62%	(d)	2.34%	2.16%	2.17%	1.84%	2.07%
Portfolio turnover	6%		10%	6%	24%	41%	43%
Net assets, ending (in thousands)	$166,865		$166,414	$190,437	$211,930	$199,633	$203,442

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.

See notes to financial statements.

17 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31, 2016 (a)	Period Ended December 31, 2015 (a)(b)
CLASS F SHARES
Net asset value, beginning	$54.36		$54.79	$55.33
Income from investment operations:
Net investment income	0.64		1.19	0.19
Net realized and unrealized gain (loss)	0.53		0.09	(0.62)
Total from investment operations	1.17		1.28	(0.43)
Distributions from:
Net investment income	—		(1.71)	(0.11)
Total distributions	—		(1.71)	(0.11)
Total increase (decrease) in net asset value	1.17		(0.43)	(0.54)
Net asset value, ending	$55.53		$54.36	$54.79
Total return (c)	2.15%		2.36%	(0.78%)
Ratios to average net assets: (d)
Total expenses	1.66%	(e)	3.18%	0.78%	(e)
Net expenses	0.57%	(e)	0.71%	0.78%	(e)
Net investment income	2.36%	(e)	2.09%	2.01%	(e)
Portfolio turnover	6%		10%	6%
Net assets, ending (in thousands)	$179		$206	$99

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Investment Grade Bond Index Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 20 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek investment results that correspond to the total return performance of the bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated. The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

19 www.calvert.com CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Fund’s NAV per share of $0.03.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Asset-Backed Securities	$—	$634,290	$—	$634,290
Commercial Mortgage-Backed Securities	—	1,765,686	—	1,765,686
Corporate Bonds	—	47,590,378	—	47,590,378
Floating Rate Loans	—	—	2,553	2,553
Municipal Obligations	—	1,018,230	—	1,018,230
Sovereign Government Bonds	—	1,041,594	—	1,041,594
U.S. Government Agencies and Instrumentalities	—	9,828,877	—	9,828,877
U.S. Government Agency Mortgage-Backed Securities	—	45,016,589	—	45,016,589
U.S. Treasury Obligations	—	58,459,210	—	58,459,210
Time Deposit	—	542,792	—	542,792
TOTAL	$—	$165,897,646	$2,553	$165,900,199

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.

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Floating Rate Loans: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.20% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $165,397.
Ameritas Investment Partners, Inc. (AIP) provides sub-advisory services to the Portfolio pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.32% for Class I and 0.57% for Class F of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $59,474.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018 for each class. For the six months ended June 30, 2017, CRM was paid administrative fees of $99,239, of which $16,539 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $211 for Class F shares.

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EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $6,203 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,980, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $981,270 and $1,379,241, respectively. Purchases and sales of U.S. government and agency securities were $8,820,576 and $8,049,701, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had capital loss carryforwards of $175,128 and deferred capital losses of $1,362,351 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The capital loss carryforwards will expire on 2017 and their character is short-term. The deferred capital losses are treated as arising on the first day of the Portfolio’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $524,186 are short-term and $838,165 are long-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$161,295,809
Gross unrealized appreciation	$5,105,299
Gross unrealized depreciation	(500,909)
Net unrealized appreciation (depreciation)	$4,604,390
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money

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market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio did not have any securities on loan as of June 30, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE F — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 93.3% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Investment Grade Bond Index Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Investment Grade Bond Index Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24232 6.30.17

Calvert VP Volatility Managed Moderate Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
16	Officers and Directors
17	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenk, CFA, FRM and Blake Graves, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	5.87%	8.60%	—	4.87%

S&P 500 Daily Risk Control 7.5% Index	—	—	8.58%	13.43%	7.49%	6.42%
Moderate Portfolio Custom Blended Benchmark	—	—	5.73	8.24	7.37	6.16

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.98%
Net						0.90

Fund Profile

ASSET ALLOCATION (% of total investments)

Equity Funds	48.4%
Fixed-Income Funds	45.4%
Time Deposit	6.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 7.5% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 7.5%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index is an unmanaged index of Treasury bills with a maturity of less than 3 months. The Moderate Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 48% Bloomberg Barclays U.S. Aggregate Bond Index, 36% Russell 3000® Index, 10% MSCI EAFE Index, 4% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, and 2% MSCI USA IMI/Equity REITs Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]
Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$1,058.70	$4.24**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 93.7%
Equity Exchange-Traded Funds - 48.3%
Financial Select Sector SPDR Fund	40,000	986,800
Health Care Select Sector SPDR Fund	13,000	1,030,120
iShares Core S&P Mid-Cap ETF	26,500	4,609,675
iShares Russell 2000 ETF	29,000	4,086,680
iShares S&P 500 Growth ETF	54,900	7,513,065
iShares S&P 500 Value ETF	61,200	6,423,552
iShares S&P Mid-Cap 400 Growth ETF	6,000	1,179,720
iShares S&P Mid-Cap 400 Value ETF	4,000	594,200
Technology Select Sector SPDR Fund	17,000	930,240
Vanguard FTSE Developed Markets ETF	269,000	11,115,080
Vanguard FTSE Emerging Markets ETF	30,000	1,224,900
Vanguard REIT ETF	27,400	2,280,502
Vanguard S&P 500 ETF	65,500	14,544,930
		56,519,464

Fixed-Income Exchange-Traded Funds - 45.4%
iShares Core U.S. Aggregate Bond ETF	244,000	26,720,440
SPDR Bloomberg Barclays High Yield Bond ETF	4,000	148,800
Vanguard Total Bond Market ETF	320,000	26,185,600
		53,054,840

Total Exchange-Traded Funds (Cost $101,712,501)		109,574,304

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	7,254,668	7,254,668

Total Time Deposit (Cost $7,254,668)		7,254,668

TOTAL INVESTMENTS (Cost $108,967,169) - 99.9%		116,828,972
Other assets and liabilities, net - 0.1%		88,877
NET ASSETS - 100.0%		116,917,849

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	20	9/17	$1,889,600	$7,885
E-mini Russell 2000 Index	18	9/17	1,272,870	(2,852)
E-mini S&P 500 Index	33	9/17	3,994,485	(12,317)
E-mini S&P MidCap 400 Index	6	9/17	1,047,660	(6,605)
Total Long				($13,889)
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $108,967,169)	$116,828,972
Receivable for variation margin on open futures contracts	9,375
Cash	10,560
Receivable for capital shares sold	285
Interest receivable	18
Securities lending income receivable	660
Deposits at broker for futures contracts	305,032
Directors' deferred compensation plan	53,248
Other assets	1,369
Total assets	117,209,519

LIABILITIES
Payable for investments purchased	114,876
Payable for capital shares redeemed	22,518
Payable to affiliates:
Investment advisory fee	40,266
Administrative fee	9,587
Distribution and service fees	23,968
Sub-transfer agency fee	697
Directors' deferred compensation plan	53,248
Other	5,963
Accrued expenses	20,547
Total liabilities	291,670
NET ASSETS	$116,917,849

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$105,606,312
Accumulated undistributed net investment income	2,186,687
Accumulated undistributed net realized gain	1,276,936
Net unrealized appreciation (depreciation)	7,847,914
Total	$116,917,849

NET ASSET VALUE PER SHARE
Class F (based on net assets of $116,917,849 and 6,684,613 shares outstanding)	$17.49
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,102,479
Interest income	5,728
Securities lending income, net	5,840
Total investment income	1,114,047

EXPENSES
Investment advisory fee	237,008
Administrative fee	67,717
Distribution and service fees	141,076
Directors' fees and expenses	2,583
Custodian fees	3,733
Transfer agency fees and expenses	5,062
Accounting fees	18,727
Professional fees	10,410
Reports to shareholders	304
Miscellaneous	6,145
Total expenses	492,765
Waiver and/or reimbursement of expenses by affiliates	(23,023)
Reimbursement of expenses-other	(1,369)
Net expenses	468,373
Net investment income (loss)	645,674

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	172,848
Futures contracts	598,998
771,846

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	4,991,295
Futures contracts	52,144
5,043,439

Net realized and unrealized gain (loss)	5,815,285

Net increase (decrease) in net assets resulting from operations	$6,460,959
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$645,674	$1,524,894
Net realized gain (loss)	771,846	735,847
Net change in unrealized appreciation (depreciation)	5,043,439	4,234,178
Net increase (decrease) in net assets resulting from operations	6,460,959	6,494,919

Distributions to shareholders from:
Net investment income	—	(29,426)
Net realized gain	—	(335)
Total distributions to shareholders	—	(29,761)

Capital share transactions:
Shares sold	3,591,943	16,340,951
Reinvestment of distributions	—	29,761
Shares redeemed	(3,201,773)	(9,014,073)
Total capital share transactions	390,170	7,356,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,851,129	13,821,797

NET ASSETS
Beginning of period	110,066,720	96,244,923
End of period (including accumulated undistributed net investment income of $2,186,687 and $1,541,013, respectively)	$116,917,849	$110,066,720

CAPITAL SHARE ACTIVITY
Shares sold	209,741	1,016,604
Reinvestment of distributions	—	1,805
Shares redeemed	(188,115)	(566,105)
Total capital share activity	21,626	452,304
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,				Period Ended December 31, 2013 (a)(b)
CLASS F SHARES			2016 (a)		2015 (a)	2014 (a)
Net asset value, beginning	$16.52		$15.50		$16.01	$15.17	$15.00
Income from investment operations:
Net investment income	0.10		0.24		0.23	0.29	0.21
Net realized and unrealized gain (loss)	0.87		0.78		(0.42)	0.81	0.08
Total from investment operations	0.97		1.02		(0.19)	1.10	0.29
Distributions from:
Net investment income	—		—	(c)	(0.22)	(0.16)	(0.12)
Net realized gain	—		—	(c)	(0.10)	(0.10)	—
Total distributions	—		—	(c)	(0.32)	(0.26)	(0.12)
Total increase (decrease) in net asset value	0.97		1.02		(0.51)	0.84	0.17
Net asset value, ending	$17.49		$16.52		$15.50	$16.01	$15.17
Total return (d)	5.87%		6.61%		(1.22%)	7.25%	1.97%
Ratios to average net assets: (e)(f)
Total expenses	0.87%	(g)	0.90%		0.88%	0.93%	1.60%	(g)
Net expenses	0.83%	(g)	0.83%		0.83%	0.83%	0.83%	(g)
Net investment income	1.14%	(g)	1.48%		1.42%	1.80%	2.10%	(g)
Portfolio turnover	4%		10%		21%	36%	3%
Net assets, ending (in thousands)	$116,918		$110,067		$96,245	$99,765	$9,164

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Amounts do not include the expenses of the Underlying Funds.
(g) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Volatility Managed Moderate Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 100 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to pursue current income and modest growth potential consistent with the preservation of capital, while seeking to manage overall portfolio volatility. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”).
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F shares.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$109,574,304	$—	$—	$109,574,304
Time Deposit	—	7,254,668	—	7,254,668
TOTAL	$109,574,304	$7,254,668	$—	$116,828,972
DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$7,885	$—	$—	$7,885
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($21,774)	$—	$—	($21,774)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its

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obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $237,008.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Portfolio pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Portfolio's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $11,737.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2017, CRM was paid administrative fees of $67,717, of which $11,286 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $141,076 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $4,232 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000

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annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,369, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,241,957 and $4,623,464, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$109,223,157
Gross unrealized appreciation	$7,793,614
Gross unrealized depreciation	(187,799)
Net unrealized appreciation (depreciation)	$7,605,815
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$7,885	*	Net unrealized appreciation (depreciation)	($21,774)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$598,998	$52,144
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $7,851,989.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The

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market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio did not have any securities on loan as of June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE G — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Moderate Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Volatility Managed Moderate Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24234 6.30.17

Calvert VP Volatility Managed Moderate Growth Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
17	Officers and Directors
18	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenk, CFA, FRM and Blake Graves, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	6.89%	10.95%	—	5.30%

S&P 500 Daily Risk Control 10% Index	—	—	11.51%	17.79%	—	8.38%
Moderate Growth Portfolio Custom Blended ‘Benchmark	—	—	6.83	10.95	9.00	7.44

% Total Annual Operating Expense Ratios[3]						Class F
Gross						1.02%
Net						0.90

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	63.8%
Fixed-Income Funds	31.0%
Time Deposit	5.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
S&P 500 Daily Risk Control 10% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 10%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index is an unmanaged index of Treasury bills with a maturity of less than 3 months. The Moderate Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 47% Russell 3000® Index, 33% Bloomberg Barclays U.S. Aggregate Bond Index, 13% MSCI EAFE Index, 4% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, and 3% MSCI USA IMI/Equity REITs Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]
Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.
Fund profile subject to change due to active management.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$1,068.90	$4.26**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.7%
Equity Exchange-Traded Funds - 63.8%
Financial Select Sector SPDR Fund	28,000	690,760
Health Care Select Sector SPDR Fund	11,000	871,640
iShares Core S&P Mid-Cap ETF	30,000	5,218,500
iShares Russell 2000 ETF	28,000	3,945,760
iShares S&P 500 Growth ETF	53,500	7,321,475
iShares S&P 500 Value ETF (a)	62,100	6,518,016
iShares S&P Mid-Cap 400 Growth ETF (a)	5,000	983,100
iShares S&P Mid-Cap 400 Value ETF	3,000	445,650
Technology Select Sector SPDR Fund	13,000	711,360
Vanguard FTSE Developed Markets ETF	264,000	10,908,480
Vanguard FTSE Emerging Markets ETF	22,000	898,260
Vanguard REIT ETF	30,500	2,538,515
Vanguard S&P 500 ETF	64,500	14,322,870
		55,374,386

Fixed-Income Exchange-Traded Funds - 30.9%
iShares Core U.S. Aggregate Bond ETF	159,000	17,412,090
SPDR Bloomberg Barclays High Yield Bond ETF	3,000	111,600
Vanguard Total Bond Market ETF	114,000	9,328,620
		26,852,310

Total Exchange-Traded Funds (Cost $74,907,784)		82,226,696

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	4,531,977	4,531,977

Total Time Deposit (Cost $4,531,977)		4,531,977

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	403,850	403,850

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $403,850)		403,850

TOTAL INVESTMENTS (Cost $79,843,611) - 100.4%		87,162,523
Other assets and liabilities, net - (0.4%)		(342,482)
NET ASSETS - 100.0%		86,820,041

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	13	9/17	$1,228,240	$5,125
E-mini Russell 2000 Index	12	9/17	848,580	(2,725)
E-mini S&P 500 Index	22	9/17	2,662,990	(8,211)
E-mini S&P MidCap 400 Index	5	9/17	873,050	(5,504)
Total Long				($11,315)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $396,188 as of June 30, 2017.
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $79,843,611) - including $396,188 of securities on loan	$87,162,523
Receivable for variation margin on open futures contracts	6,745
Cash	7,935
Receivable for capital shares sold	15,602
Interest receivable	11
Securities lending income receivable	916
Deposits at broker for futures contracts	208,191
Directors' deferred compensation plan	35,789
Other assets	1,022
Total assets	87,438,734

LIABILITIES
Payable for investments purchased	95,988
Payable for capital shares redeemed	2,077
Deposits for securities loaned	403,850
Payable to affiliates:
Investment advisory fee	30,049
Administrative fee	7,154
Distribution and service fees	17,886
Sub-transfer agency fee	523
Directors' deferred compensation plan	35,789
Other	5,126
Accrued expenses	20,251
Total liabilities	618,693
NET ASSETS	$86,820,041

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$77,918,525
Accumulated undistributed net investment income	1,574,010
Accumulated undistributed net realized gain	19,909
Net unrealized appreciation (depreciation)	7,307,597
Total	$86,820,041

NET ASSET VALUE PER SHARE
Class F (based on net assets of $86,820,041 and 4,867,388 shares outstanding)	$17.84
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$823,934
Interest income	3,958
Securities lending income, net	4,985
Total investment income	832,877

EXPENSES
Investment advisory fee	177,013
Administrative fee	50,575
Distribution and service fees	105,365
Directors' fees and expenses	2,131
Custodian fees	3,026
Transfer agency fees and expenses	3,991
Accounting fees	15,378
Professional fees	9,563
Reports to shareholders	41
Miscellaneous	4,757
Total expenses	371,840
Waiver and/or reimbursement of expenses by affiliates	(21,007)
Reimbursement of expenses-other	(1,022)
Net expenses	349,811
Net investment income (loss)	483,066

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	388,136
Futures contracts	403,635
791,771

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	4,285,928
Futures contracts	33,840
4,319,768

Net realized and unrealized gain (loss)	5,111,539

Net increase (decrease) in net assets resulting from operations	$5,594,605
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$483,066	$1,081,899
Net realized gain (loss)	791,771	(319,965)
Net change in unrealized appreciation (depreciation)	4,319,768	4,159,490
Net increase (decrease) in net assets resulting from operations	5,594,605	4,921,424

Distributions to shareholders from:
Net investment income	—	(102,094)
Total distributions to shareholders	—	(102,094)

Capital share transactions:
Shares sold	2,456,249	16,508,236
Reinvestment of distributions	—	102,094
Shares redeemed	(3,090,072)	(3,880,253)
Total capital share transactions	(633,823)	12,730,077

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,960,782	17,549,407

NET ASSETS
Beginning of period	81,859,259	64,309,852
End of period (including accumulated undistributed net investment income of $1,574,010 and $1,090,944, respectively)	$86,820,041	$81,859,259

CAPITAL SHARE ACTIVITY
Shares sold	141,999	1,028,619
Reinvestment of distributions	—	6,124
Shares redeemed	(178,070)	(241,697)
Total capital share activity	(36,071)	793,046
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,			Period Ended December 31, 2013 (a)(b)
CLASS F SHARES			2016 (a)	2015 (a)	2014 (a)
Net asset value, beginning	$16.69		$15.65	$16.20	$15.47	$15.00
Income from investment operations:
Net investment income	0.10		0.24	0.24	0.26	0.20
Net realized and unrealized gain (loss)	1.05		0.82	(0.61)	0.82	0.39
Total from investment operations	1.15		1.06	(0.37)	1.08	0.59
Distributions from:
Net investment income	—		(0.02)	(0.16)	(0.17)	(0.12)
Net realized gain	—		—	(0.02)	(0.18)	—
Total distributions	—		(0.02)	(0.18)	(0.35)	(0.12)
Total increase (decrease) in net asset value	1.15		1.04	(0.55)	0.73	0.47
Net asset value, ending	$17.84		$16.69	$15.65	$16.20	$15.47
Total return (c)	6.89%		6.78%	(2.29%)	6.99%	3.94%
Ratios to average net assets: (d)(e)
Total expenses	0.88%	(f)	0.94%	0.90%	1.06%	1.41%	(f)
Net expenses	0.83%	(f)	0.83%	0.83%	0.83%	0.83%	(f)
Net investment income	1.15%	(f)	1.49%	1.48%	1.64%	2.06%	(f)
Portfolio turnover	5%		6%	16%	46%	6%
Net assets, ending (in thousands)	$86,820		$81,859	$64,310	$35,428	$13,659

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Volatility Managed Moderate Growth Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 100 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to pursue a balance of current income and growth potential, while seeking to manage overall portfolio volatility. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”).
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F shares.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$82,226,696	$—	$—	$82,226,696
Time Deposit	—	4,531,977	—	4,531,977
Short Term Investment of Cash Collateral for Securities Loaned	403,850	—	—	403,850
TOTAL	$82,630,546	$4,531,977	$—	$87,162,523
DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$5,125	$—	$—	$5,125
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($16,440)	$—	$—	($16,440)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation

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between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $177,013.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Portfolio pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Portfolio's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $12,578.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2017, CRM was paid administrative fees of $50,575, of which $8,429 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $105,365 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $3,161 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee

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of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,022, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $3,703,379 and $3,694,810, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had deferred capital losses of $764,651 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Portfolio’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $598,733 are short-term and $165,918 are long-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$79,895,977
Gross unrealized appreciation	$7,329,098
Gross unrealized depreciation	(62,552)
Net unrealized appreciation (depreciation)	$7,266,546
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$5,125	*	Net unrealized appreciation (depreciation)	($16,440)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$403,635	$33,840
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $5,360,722.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $396,188 and the total value of collateral received was $403,850.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$403,850	$—	$—	$—	$403,850
Total					$403,850
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.

15 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

NOTE G — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Moderate Growth Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Volatility Managed Moderate Growth Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

17 www.calvert.com CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24236 6.30.17

Calvert VP Volatility Managed Growth Portfolio
Semiannual Report June 30, 2017

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
17	Officers and Directors
18	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Kevin L. Keene, CFA of Ameritas Investment Partners, Inc., Adam Schenk, CFA, FRM and Blake Graves, FRM, each of Milliman Financial Risk Management LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class F at NAV	04/30/2013	04/30/2013	7.72%	12.44%	—	5.19%

S&P 500 Daily Risk Control 12% Index	—	—	13.48%	21.08%	11.60%	9.87%
Growth Portfolio Custom Blended Benchmark	—	—	7.94	13.70	10.62	8.71

% Total Annual Operating Expense Ratios[3]						Class F
Gross						0.99%
Net						0.91

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity Funds	78.2%
Fixed-Income Funds	15.9%
Time Deposit	5.9%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

1  S&P 500 Daily Risk Control 12% Index is an unmanaged index of U.S. large-cap stocks with a volatility target of 12%. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI USA IMI/Equity REITs Index is an unmanaged index of U.S. equity REITs. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index is an unmanaged index of Treasury bills with a maturity of less than 3 months. The Growth Portfolio Custom Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 58% Russell 3000® Index, 18% Bloomberg Barclays U.S. Aggregate Bond Index, 16% MSCI EAFE Index, 4% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, and 4% MSCI USA IMI/Equity REITs Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]  There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]  Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]  Does not include Short Term Investment of Cash Collateral for Securities Loaned.
Fund profile subject to change due to active management.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class F	$1,000.00	$1,077.20	$4.27**	0.83%
Hypothetical
(5% return per year before expenses)
Class F	$1,000.00	$1,020.68	$4.16**	0.83%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges. Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.1%
Equity Exchange-Traded Funds - 78.2%
Financial Select Sector SPDR Fund	47,000	1,159,490
Health Care Select Sector SPDR Fund	17,000	1,347,080
iShares Core S&P Mid-Cap ETF	65,100	11,324,145
iShares Russell 2000 ETF	55,200	7,778,784
iShares S&P 500 Growth ETF	108,300	14,820,855
iShares S&P 500 Value ETF	128,600	13,497,856
iShares S&P Mid-Cap 400 Growth ETF	7,100	1,396,002
iShares S&P Mid-Cap 400 Value ETF	5,000	742,750
Technology Select Sector SPDR Fund	20,000	1,094,400
Vanguard FTSE Developed Markets ETF	532,000	21,982,240
Vanguard FTSE Emerging Markets ETF	36,000	1,469,880
Vanguard REIT ETF (a)	67,400	5,609,702
Vanguard S&P 500 ETF	130,700	29,023,242
		111,246,426

Fixed-Income Exchange-Traded Funds - 15.9%
iShares Core U.S. Aggregate Bond ETF	205,000	22,449,550
SPDR Bloomberg Barclays High Yield Bond ETF	5,000	186,000
		22,635,550

Total Exchange-Traded Funds (Cost $118,389,860)		133,881,976

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	8,348,365	8,348,365

Total Time Deposit (Cost $8,348,365)		8,348,365

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,258,000	1,258,000

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,258,000)		1,258,000

TOTAL INVESTMENTS (Cost $127,996,225) - 100.9%		143,488,341
Other assets and liabilities, net - (0.9%)		(1,273,512)
NET ASSETS - 100.0%		142,214,829

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FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini MSCI EAFE Index	19	9/17	$1,795,120	$7,492
E-mini Russell 2000 Index	21	9/17	1,485,015	(3,722)
E-mini S&P 500 Index	35	9/17	4,236,575	(13,064)
E-mini S&P MidCap 400 Index	6	9/17	1,047,660	(6,605)
Total Long				($15,899)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,231,804 as of June 30, 2017.
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $127,996,225) - including $1,231,804 of securities on loan	$143,488,341
Receivable for variation margin on open futures contracts	9,235
Cash	12,720
Interest receivable	21
Securities lending income receivable	964
Receivable from affiliate	1,358
Deposits at broker for futures contracts	319,993
Directors' deferred compensation plan	62,325
Other assets	1,672
Total assets	143,896,629

LIABILITIES
Payable for investments purchased	230,388
Payable for capital shares redeemed	14,397
Deposits for securities loaned	1,258,000
Payable to affiliates:
Investment advisory fee	49,146
Administrative fee	11,701
Distribution and service fees	29,253
Sub-transfer agency fee	839
Directors' deferred compensation plan	62,325
Other	1,672
Accrued expenses	24,079
Total liabilities	1,681,800
NET ASSETS	$142,214,829

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(100,000,000 shares of $0.10 par value authorized)	$127,813,517
Accumulated undistributed net investment income	2,560,766
Accumulated net realized loss	(3,635,671)
Net unrealized appreciation (depreciation)	15,476,217
Total	$142,214,829

NET ASSET VALUE PER SHARE
Class F (based on net assets of $142,214,829 and 7,903,029 shares outstanding)	$17.99
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income	$1,329,518
Interest income	7,209
Securities lending income, net	11,633
Total investment income	1,348,360

EXPENSES
Investment advisory fee	284,534
Administrative fee	81,296
Distribution and service fees	169,366
Directors' fees and expenses	3,176
Custodian fees	7,154
Transfer agency fees and expenses	5,844
Accounting fees	21,966
Professional fees	10,929
Reports to shareholders	1,500
Miscellaneous	7,872
Total expenses	593,637
Waiver and/or reimbursement of expenses by affiliates	(29,672)
Reimbursement of expenses-other	(1,672)
Net expenses	562,293
Net investment income (loss)	786,067

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	294,948
Futures contracts	619,689
914,637

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	8,385,475
Futures contracts	43,987
8,429,462

Net realized and unrealized gain (loss)	9,344,099

Net increase (decrease) in net assets resulting from operations	$10,130,166
See notes to financial statements.

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CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$786,067	$1,764,084
Net realized gain (loss)	914,637	(3,375,702)
Net change in unrealized appreciation (depreciation)	8,429,462	8,329,005
Net increase (decrease) in net assets resulting from operations	10,130,166	6,717,387

Capital share transactions:
Shares sold	7,883,461	18,383,338
Shares redeemed	(4,258,614)	(9,725,371)
Total capital share transactions	3,624,847	8,657,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,755,013	15,375,354

NET ASSETS
Beginning of period	128,459,816	113,084,462
End of period (including accumulated undistributed net investment income of $2,560,766 and $1,774,699, respectively)	$142,214,829	$128,459,816

CAPITAL SHARE ACTIVITY
Shares sold	453,733	1,144,126
Shares redeemed	(244,743)	(600,283)
Total capital share activity	208,990	543,843
See notes to financial statements.

9 www.calvert.com CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,				Period Ended December 31, 2013 (a)(b)
CLASS F SHARES			2016 (a)	2015 (a)		2014 (a)
Net asset value, beginning	$16.70		$15.82	$16.60		$15.88	$15.00
Income from investment operations:
Net investment income	0.10		0.24	0.23		0.26	0.21
Net realized and unrealized gain (loss)	1.19		0.64	(0.82)		0.63	0.78
Total from investment operations	1.29		0.88	(0.59)		0.89	0.99
Distributions from:
Net investment income	—		—	(0.19)		(0.17)	(0.11)
Net realized gain	—		—	(0.00)	(c)	—	—
Total distributions	—		—	(0.19)		(0.17)	(0.11)
Total increase (decrease) in net asset value	1.29		0.88	(0.78)		0.72	0.88
Net asset value, ending	$17.99		$16.70	$15.82		$16.60	$15.88
Total return (d)	7.72%		5.56%	(3.51%)		5.61%	6.59%
Ratios to average net assets: (e)(f)
Total expenses	0.88%	(g)	0.90%	0.86%		0.94%	1.25%	(g)
Net expenses	0.83%	(g)	0.83%	0.83%		0.83%	0.83%	(g)
Net investment income	1.16%	(g)	1.48%	1.37%		1.57%	2.12%	(g)
Portfolio turnover	3%		10%	17%		30%	1%
Net assets, ending (in thousands)	$142,215		$128,460	$113,084		$82,389	$25,709

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Amounts do not include the expenses of the Underlying Funds.
(g) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Products, Inc. (the “Corporation”) was organized as a Maryland corporation on January 24, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates nine (9) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP Volatility Managed Growth Portfolio (the “Portfolio”). The Corporation is authorized to issue 1.13 billion shares of common stock, $0.10 par value per share, of which 100 million shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to pursue growth potential and some current income, while seeking to manage overall portfolio volatility. The Portfolio invests primarily in exchange-traded funds representing a broad range of asset classes (the “Underlying Funds”).
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class F shares.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Funds	$133,881,976	$—	$—	$133,881,976
Time Deposit	—	8,348,365	—	8,348,365
Short Term Investment of Cash Collateral for Securities Loaned	1,258,000	—	—	1,258,000
TOTAL	$135,139,976	$8,348,365	$—	$143,488,341
DERIVATIVE INSTRUMENTS - ASSETS
Futures Contracts*	$7,492	$—	$—	$7,492
DERIVATIVE INSTRUMENTS - LIABILITIES
Futures Contracts*	($23,391)	$—	$—	($23,391)

* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation

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between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.42% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $284,534.
Ameritas Investment Partners, Inc. (AIP) and Milliman Financial Risk Management LLC provide sub-advisory services to the Portfolio pursuant to sub-advisory agreements with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.83% of the Portfolio's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $16,122.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018. For the six months ended June 30, 2017, CRM was paid administrative fees of $81,296, of which $13,550 were waived.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $169,366 for Class F shares.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $5,081 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee

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of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $1,672, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,819,280 and $4,019,969, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had deferred capital losses of $4,530,134 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Portfolio’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $2,811,370 are short-term and $1,718,764 are long-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$128,076,286
Gross unrealized appreciation	$15,435,096
Gross unrealized depreciation	(23,041)
Net unrealized appreciation (depreciation)	$15,412,055
NOTE D — FINANCIAL INSTRUMENTS
A summary of futures contracts outstanding at June 30, 2017 is included in the Schedule of Investments. During the six months ended June 30, 2017, futures contracts were used to adjust the Portfolio’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At June 30, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Statement of Assets and Liabilities Caption	Liabilities
Futures contracts	Net unrealized appreciation (depreciation)	$7,492	*	Net unrealized appreciation (depreciation)	($23,391)	*

* Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	$619,689	$43,987
The average notional cost of futures contracts - long outstanding during the six months ended June 30, 2017 was $8,031,624.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $1,231,804 and the total value of collateral received was $1,258,000.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,258,000	$—	$—	$—	$1,258,000
Total					$1,258,000
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no borrowings pursuant to this line of credit during the six months ended June 30, 2017.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.

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NOTE G — CAPITAL SHARES
At June 30, 2017, separate accounts of an insurance company that is an affiliate of AIP owned 100% of the value of the outstanding shares of the Portfolio.

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OFFICERS AND DIRECTORS

Officers of Calvert VP Volatility Managed Growth Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP Volatility Managed Growth Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24238 6.30.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Products, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 25, 2017

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:     August 25, 2017